UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21695

AXA ENTERPRISE FUNDS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1601 K Street, N.W.

Washington, D.C. 20006

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: October 31

Date of reporting period: November 1, 2006 – April 30, 2007

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

AXA Enterprise Funds Trust

2007 Certified

Semi-Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semi-annual shareholder reports fully and fairly represents their financial position.

AXA ENTERPRISE FUNDS TRUST

SEMI-ANNUAL REPORT

April 30, 2007

AXA ENTERPRISE CAPITAL APPRECIATION FUND

Asset Distribution as of 4/30/07	% of Net Assets
Consumer Discretionary	28.2%
Financials	17.5
Industrials	16.0
Health Care	15.1
Information Technology	6.4
Consumer Staples	5.7
Materials	4.5
Telecommunication Services	4.2
Energy	2.3
Utilities	0.8
Cash and Other	(0.7)

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expenses Paid During Period* 11/1/06 - 4/30/07
Class A
Actual	$1,000.00	$1,081.50	$8.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.96	7.90
Class B
Actual	1,000.00	1,078.80	10.98
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.23	10.64
Class C
Actual	1,000.00	1,078.60	10.98
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.23	10.64
Class Y
Actual	1,000.00	1,083.80	5.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.19	5.66

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after contractual waivers and reimbursements, if applicable) of 1.58%, 2.13%, 2.13% and 1.13%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE DEEP VALUE FUND

Asset Distribution as of 4/30/07	% of Net Assets
Financials	25.7%
Health Care	16.3
Consumer Discretionary	13.4
Industrials	12.4
Consumer Staples	9.5
Utilities	8.4
Energy	7.4
Telecommunication Services	3.6
Information Technology	3.0
Materials	1.0
Cash and Other	(0.7)

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expenses Paid During Period* 11/1/06 - 4/30/07
Class A
Actual	$1,000.00	$1,103.70	$7.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.36	7.50
Class B
Actual	1,000.00	1,100.20	10.68
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.63	10.24
Class C
Actual	1,000.00	1,101.10	10.68
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.63	10.24
Class Y
Actual	1,000.00	1,106.40	5.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after contractual waivers and reimbursements, if applicable) of 1.50%, 2.05%, 2.05% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE EQUITY FUND

Asset Distribution as of 4/30/07	% of Net Assets
Information Technology	39.0%
Financials	17.8
Health Care	13.1
Consumer Discretionary	11.1
Industrials	10.0
Energy	8.0
Consumer Staples	0.9
Cash and Other	0.1

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expenses Paid During Period* 11/1/06 - 4/30/07
Class A
Actual	$1,000.00	$1,054.80	$8.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.86	8.00
Class B
Actual	1,000.00	1,050.90	10.93
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.13	10.74
Class C
Actual	1,000.00	1,052.50	10.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.13	10.74
Class Y
Actual	1,000.00	1,055.90	5.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.60%, 2.15%, 2.15% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE EQUITY INCOME FUND

Asset Distribution as of 4/30/07	% of Net Assets
Financials	29.7%
Industrials	12.1
Consumer Staples	11.2
Energy	8.9
Health Care	8.6
Consumer Discretionary	7.0
Telecommunication Services	6.2
Materials	5.0
Utilities	4.6
Information Technology	3.6
Cash and Other	3.1

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expenses Paid During Period* 11/01/06 - 4/30/07
Class A
Actual	$1,000.00	$1,101.80	$7.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.36	7.50
Class B
Actual	1,000.00	1,098.70	10.67
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.63	10.24
Class C
Actual	1,000.00	1,098.70	10.67
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.63	10.24
Class Y
Actual	1,000.00	1,104.60	5.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.50%, 2.05%, 2.05% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

Asset Distribution as of 4/30/07	% of Net Assets
Commercial Banks	31.1%
Insurance	29.0
Diversified Financial Services	20.0
Capital Markets	7.8
Thrifts & Mortgage Finance	6.8
Real Estate Management & Development	2.6
Consumer Finance	1.2
Cash and Other	1.5

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expenses Paid During Period* 11/1/06 - 4/30/07
Class A
Actual	$1,000.00	$1,072.00	$8.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.12	8.75
Class B
Actual	1,000.00	1,069.00	11.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.39	11.48
Class C
Actual	1,000.00	1,069.10	11.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.39	11.48
Class Y
Actual	1,000.00	1,074.50	6.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.35	6.51

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.75%, 2.30%, 2.30% and 1.30%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE GOVERNMENT SECURITIES FUND

Asset Distribution as of 4/30/07	% of Net Assets
U.S. Government Agencies	91.2%
Agency CMO	3.1
Cash and Other	5.7

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expenses Paid During Period* 11/1/06 - 4/30/07
Class A
Actual	$1,000.00	$1,022.90	$6.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26
Class B
Actual	1,000.00	1,019.40	9.01
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.87	9.00
Class C
Actual	1,000.00	1,019.40	9.01
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.87	9.00
Class Y
Actual	1,000.00	1,025.20	4.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.25%, 1.80%, 1.80% and 0.80%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE GROWTH AND INCOME FUND

Asset Distribution as of 4/30/07	% of Net Assets
Financials	21.7%
Consumer Discretionary	15.1
Health Care	14.9
Information Technology	14.8
Industrials	11.6
Utilities	6.6
Energy	5.5
Consumer Staples	3.9
Telecommunication Services	3.9
Investment Companies	2.0
Cash and Other	0.0 #

Total	100.0%

# - Less than 0.1%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expenses Paid During Period* 11/1/06 - 4/30/07
Class A
Actual	$1,000.00	$1,087.90	$7.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.36	7.50
Class B
Actual	1,000.00	1,084.60	10.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.63	10.24
Class C
Actual	1,000.00	1,084.80	10.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.63	10.24
Class Y
Actual	1,000.00	1,090.10	5.44
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.50%, 2.05%, 2.05% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE HIGH-YIELD BOND FUND

Asset Distribution as of 4/30/07	% of Net Assets
Long-Term Debt Securities	96.8%
Convertible Bonds	0.6
Common Stocks	0.3
Warrants	0.1
Cash and Other	2.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expenses Paid During Period* 11/1/06 - 4/30/07
Class A
Actual	$1,000.00	$1,065.30	$6.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.35	6.51
Class B
Actual	1,000.00	1,062.50	9.46
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.62	9.25
Class C
Actual	1,000.00	1,062.50	9.46
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.62	9.25
Class Y
Actual	1,000.00	1,067.50	4.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.30%, 1.85%, 1.85% and 0.85%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE INTERNATIONAL GROWTH FUND

Asset Distribution as of 4/30/07	% of Net Assets
Energy	39.2%
Materials	32.7
Industrials	15.7
Consumer Staples	7.2
Financials	4.2
Utilities	0.6
Health Care	0.4
Cash and Other	0.0 #

Total	100.0%

# - Amount Less Than 0.1%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expenses Paid During Period* 11/1/06 - 4/30/07
Class A
Actual	$1,000.00	1,182.80	$10.01
Hypothetical (5% average annual return before expenses)	1,000.00	1,015.62	9.25
Class B
Actual	1,000.00	1,179.00	12.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,012.89	11.98
Class C
Actual	1,000.00	1,179.50	12.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,012.89	11.98
Class Y
Actual	1,000.00	1,185.60	7.59
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.85	7.00

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.85%, 2.40%, 2.40% and 1.40%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE LARGE CAP GROWTH FUND

Asset Distribution as of 4/30/07	% of Net Assets
Information Technology	34.8%
Health Care	16.0
Consumer Staples	13.5
Industrials	10.2
Financials	9.4
Consumer Discretionary	8.8
Materials	2.7
Energy	2.3
Cash and Other	2.3

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expenses Paid During Period* 11/1/06 - 4/30/07
Class A
Actual	$1,000.00	$1,079.20	$8.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.86	8.00
Class B
Actual	1,000.00	1,076.40	11.07
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.13	10.74
Class C
Actual	1,000.00	1,075.40	11.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.13	10.74
Class Y
Actual	1,000.00	1,081.50	5.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.60%, 2.15%, 2.15% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

This Fund is closed to new investors.

AXA ENTERPRISE MONEY MARKET FUND

Asset Distribution as of 4/30/07	% of Net Assets
Commercial Paper	76.3%
Variable Rate Securities	15.4
Time Deposits	6.2
Certificates of Deposit	3.2
Cash and Other	(1.1)

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expenses Paid During Period* 11/1/06 - 4/30/07
Class A
Actual	$1,000.00	$1,023.60	$3.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51
Class B
Actual	1,000.00	1,023.60	3.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51
Class C
Actual	1,000.00	1,023.60	3.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51
Class Y
Actual	1,000.00	1,023.60	3.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 0.70%, 0.70%, 0.70% and 0.70%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE SHORT DURATION BOND FUND

Asset Distribution as of 4/30/07	% of Net Assets
Asset-Backed and Mortgage-Backed Securities	48.2%
Government Securities	34.7
Corporate Bonds	17.1
Cash and Other	0.0 #

Total	100.0%

# - Amount Less Than 0.1%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expenses Paid During Period* 11/1/06 - 4/30/07
Class A
Actual	$1,000.00	$1,022.80	$4.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51
Class B
Actual	1,000.00	1,019.10	8.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.61	8.25
Class C
Actual	1,000.00	1,019.10	8.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.61	8.25
Class Y
Actual	1,000.00	1,024.00	3.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.57	3.26

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 0.90%, 1.65%, 1.65% and 0.65%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE SMALL COMPANY GROWTH FUND

Asset Distribution as of 4/30/07	% of Net Assets
Information Technology	23.4%
Consumer Discretionary	17.8
Industrials	17.2
Health Care	16.1
Energy	8.0
Financials	7.4
Materials	6.6
Consumer Staples	0.9
Cash and Other	2.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expenses Paid During Period* 11/1/06 - 4/30/07
Class A
Actual	$1,000.00	$1,134.20	$8.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.61	8.25
Class B
Actual	1,000.00	1,130.80	11.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.88	10.99
Class C
Actual	1,000.00	1,130.90	11.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.88	10.99
Class Y
Actual	1,000.00	1,136.60	6.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.01

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.65%, 2.20%, 2.20% and 1.20%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE SMALL COMPANY VALUE FUND

Asset Distribution as of 4/30/07	% of Net Assets
Industrials	31.0%
Consumer Discretionary	21.3
Consumer Staples	9.6
Materials	8.4
Utilities	7.5
Financials	6.0
Telecommunication Services	5.6
Health Care	4.2
Information Technology	3.8
Energy	1.6
Cash and Other	1.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expenses Paid During Period* 11/1/06 - 4/30/07
Class A
Actual	$1,000.00	$1,137.60	$8.32
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.01	7.85
Class B
Actual	1,000.00	1,134.80	11.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.28	10.59
Class C
Actual	1,000.00	1,134.40	11.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.28	10.59
Class Y
Actual	1,000.00	1,139.90	5.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.24	5.61

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.57%, 2.12%, 2.12% and 1.12%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE SOCIALLY RESPONSIBLE FUND

Asset Distribution as of 4/30/07	% of Net Assets
Financials	30.9%
Information Technology	10.0
Consumer Discretionary	9.2
Energy	9.1
Materials	8.8
Industrials	8.5
Utilities	6.4
Telecommunication Services	5.4
Health Care	5.4
Consumer Staples	3.1
Cash and Other	3.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expenses Paid During Period* 11/1/06 - 4/30/07
Class A
Actual	$1,000.00	$1,100.70	$9.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.12	8.75
Class B
Actual	1,000.00	1,098.00	11.96
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.39	11.48
Class C
Actual	1,000.00	1,098.10	11.96
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.39	11.48
Class Y
Actual	1,000.00	1,103.80	6.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.35	6.51

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.75%, 2.30%, 2.30% and 1.30%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE TAX-EXEMPT INCOME FUND

Asset Distribution as of 4/30/07	% of Net Assets
Florida	16.3%
Texas	10.7
Illinois	9.6
Colorado	9.4
California	7.5
Ohio	6.9
Missouri	5.6
South Carolina	5.4
Alabama	5.3
New York	5.3
South Dakota	5.2
Nevada	4.4
Washington	3.0
Michigan	2.7
Delaware	1.0
Cash and Other	1.7

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2007 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expenses Paid During Period* 11/1/06 - 4/30/07
Class A
Actual	$1,000.00	$1,009.90	$5.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class B
Actual	1,000.00	1,007.90	8.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.61	8.25
Class C
Actual	1,000.00	1,007.10	8.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.61	8.25
Class Y
Actual	1,000.00	1,012.10	3.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.57	3.26

*	Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.10%, 1.65%, 1.65% and 0.65%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE CAPITAL APPRECIATION FUND

PORTFOLIO OF INVESTMENTS

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (28.2%)
Automobiles (3.3%)
Toyota Motor Corp. (ADR)^	102,596	$12,457,206

Hotels, Restaurants & Leisure (14.2%)
Four Seasons Hotels, Inc.†	123,438	10,121,916
Las Vegas Sands Corp.*	127,185	10,834,890
McDonald’s Corp.	6,545	315,993
MGM MIRAGE*	158,591	10,665,245
Starbucks Corp.*	193,632	6,006,465
Station Casinos, Inc.^	27,330	2,377,710
Wynn Resorts Ltd.^	46,474	4,750,107
Yum! Brands, Inc.	134,910	8,345,532

		53,417,858

Media (3.9%)
Comcast Corp., Class A*	547,944	14,608,187

Multiline Retail (3.9%)
Federated Department Stores, Inc.	162,297	7,128,084
Target Corp.	127,078	7,544,621

		14,672,705

Specialty Retail (2.9%)
Lowe’s Cos., Inc.	351,276	10,734,995

Total Consumer Discretionary		105,890,951

Consumer Staples (5.7%)
Beverages (1.8%)
Heineken N.V. (ADR)	249,757	6,631,048

Food Products (1.1%)
Kraft Foods, Inc., Class A	129,698	4,340,992

Household Products (2.8%)
Procter & Gamble Co.	164,238	10,562,146

Total Consumer Staples		21,534,186

Energy (2.3%)
Energy Equipment & Services (2.3%)
Schlumberger Ltd.	118,130	8,721,538

Total Energy		8,721,538

Financials (17.5%)
Capital Markets (10.0%)
Goldman Sachs Group, Inc.	61,975	13,548,355
Lehman Brothers Holdings, Inc.	144,789	10,899,716
UBS AG (Registered)	200,747	13,028,480

		37,476,551

Commercial Banks (5.2%)
China Merchants Bank Co., Ltd., Class H*	401,500	977,075
Industrial & Commercial Bank of China Ltd., Class H*	17,537,000	9,564,610
Wells Fargo & Co.	249,541	8,956,027

		19,497,712

Diversified Financial Services (1.2%)
Citigroup, Inc.	39,531	2,119,652
Moody’s Corp.	34,312	2,268,710

		4,388,362

Real Estate Management & Development (1.1%)
CB Richard Ellis Group, Inc., Class A*	36,829	1,246,661
St. Joe Co.^	52,387	2,966,676

		4,213,337

Total Financials		65,575,962

Health Care (15.1%)
Biotechnology (6.6%)
Amylin Pharmaceuticals, Inc.*^	136,998	5,662,128
Genentech, Inc.*	190,807	15,262,652
Genzyme Corp.*	61,020	3,985,216

		24,909,996

Health Care Providers & Services (7.4%)
UnitedHealth Group, Inc.	520,828	27,635,134

Pharmaceuticals (1.1%)
Schering-Plough Corp.	128,269	4,069,975

Total Health Care		56,615,105

Industrials (16.0%)
Aerospace & Defense (8.0%)
Boeing Co.	88,629	8,242,497
General Dynamics Corp.	164,398	12,905,243
Lockheed Martin Corp.	93,126	8,953,134

		30,100,874

Air Freight & Logistics (3.0%)
FedEx Corp.	105,887	11,164,725

Road & Rail (5.0%)
Burlington Northern Santa Fe Corp.	86,228	7,548,399
Union Pacific Corp.	97,447	11,133,320

		18,681,719

Total Industrials		59,947,318

Information Technology (6.4%)
Communications Equipment (2.6%)
Cisco Systems, Inc.*	363,032	9,707,476

Internet Software & Services (0.7%)
Google, Inc., Class A*	5,482	2,584,105

IT Services (1.0%)
Mastercard, Inc., Class A^	34,178	3,816,999

Semiconductors & Semiconductor Equipment (2.1%)
Intel Corp.	373,175	8,023,262

Total Information Technology		24,131,842

Materials (4.5%)
Chemicals (4.1%)
Monsanto Co.	188,618	11,126,576
Praxair, Inc.	64,257	4,147,789

		15,274,365

Metals & Mining (0.4%)
Freeport-McMoRan Copper & Gold, Inc.	21,958	1,474,700

Total Materials		16,749,065

Telecommunication Services (4.2%)
Wireless Telecommunication Services (4.2%)
America Movil S.A.B. de C.V., Series L (ADR)	160,395	8,425,549
China Mobile Ltd.	800,000	7,226,023

Total Telecommunication Services		15,651,572

Utilities (0.8%)
Independent Power Producers & Energy Traders (0.8%)
NRG Energy, Inc.*^	35,769	2,824,320

Total Utilities		2,824,320

Total Common Stocks (100.7%)
(Cost $287,828,934)		377,641,859

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE CAPITAL APPRECIATION FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (5.8%)
Bear Stearns Cos., Inc., Repurchase Agreement
5.31%, 5/1/07 (r)	$21,639,956	$21,639,956

Time Deposit (0.2%)
JPMorgan Chase Nassau
4.74%, 5/1/07	859,023	859,023

Total Short-Term Investments (6.0%)
(Amortized Cost $22,498,979)		22,498,979

Total Investments (106.7%)
(Cost/Amortized Cost $310,327,913)		400,140,838
Other Assets Less Liabilities (-6.7%)		(25,065,029)

Net Assets (100%)		$375,075,809

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $10,121,916 or 2.70% of net assets) valued at fair value.
(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended April 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$57,190,320
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$91,880,689

As of April 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$90,867,610
Aggregate gross unrealized depreciation	(1,127,270)

Net unrealized appreciation	$89,740,340

Federal income tax cost of investments	$310,400,498

At April 30, 2007, the Fund had loaned securities with a total value of $20,911,998. This was secured by collateral of $21,639,956 of which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Fund has a net capital loss carryforward of $28,608,178 of which $3,326,309 expires in the year 2009 and $25,281,869 expires in the year 2010.

Included in the capital loss forward amounts are $3,338,500 of losses acquired from the Enterprise Health Care Fund as a result of a tax-free reorganization. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use in future years.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE DEEP VALUE FUND

PORTFOLIO OF INVESTMENTS

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.4%)
Automobiles (0.4%)
Winnebago Industries, Inc.^	8,900	$285,334

Distributors (0.7%)
Genuine Parts Co.	8,500	419,985

Diversified Consumer Services (0.5%)
Service Corp. International	24,700	300,105

Hotels, Restaurants & Leisure (2.3%)
Carnival Corp.	17,100	836,019
Royal Caribbean Cruises Ltd.^	15,200	631,864

		1,467,883

Household Durables (3.3%)
Stanley Works	28,300	1,649,324
Whirlpool Corp.	4,100	434,723

		2,084,047

Media (1.6%)
Gannett Co., Inc.	7,400	422,244
Idearc, Inc.	18,000	625,500

		1,047,744

Multiline Retail (1.8%)
Dollar General Corp.	18,400	392,840
Family Dollar Stores, Inc.	23,700	754,608

		1,147,448

Specialty Retail (2.0%)
Advance Auto Parts, Inc.	19,600	807,520
Sherwin-Williams Co.	7,400	471,898

		1,279,418

Textiles, Apparel & Luxury Goods (0.8%)
Hanesbrands, Inc.*	18,700	497,233

Total Consumer Discretionary		8,529,197

Consumer Staples (9.5%)
Food Products (1.1%)
ConAgra Foods, Inc.	7,700	189,266
Kraft Foods, Inc., Class A	15,779	528,123

		717,389

Tobacco (8.4%)
Altria Group, Inc.	16,100	1,109,612
Imperial Tobacco Group plc (ADR)	16,300	1,424,783
Loews Corp.- Carolina Group	10,600	811,218
Reynolds American, Inc.^	12,800	822,528
UST, Inc.^	20,100	1,139,268

		5,307,409

Total Consumer Staples		6,024,798

Energy (7.4%)
Oil, Gas & Consumable Fuels (7.4%)
BP plc (ADR)	5,900	397,188
Chevron Corp.	4,600	357,834
ConocoPhillips	17,100	1,185,885
El Paso Corp.	18,200	273,000
Marathon Oil Corp.	3,100	314,805
Murphy Oil Corp.	11,300	626,472
Occidental Petroleum Corp.	23,500	1,191,450
Spectra Energy Corp.	14,450	377,145

Total Energy		4,723,779

Financials (25.7%)
Commercial Banks (2.1%)
South Financial Group, Inc.	24,400	552,172
Wells Fargo & Co.	22,700	814,703

		1,366,875

Consumer Finance (4.0%)
American Express Co.	4,100	248,747
Capital One Financial Corp.	9,200	683,192
First Marblehead Corp.^	8,900	322,625
SLM Corp.	23,600	1,270,388

		2,524,952

Diversified Financial Services (4.4%)
Bank of America Corp.	22,383	1,139,294
Citigroup, Inc.	23,000	1,233,260
JPMorgan Chase & Co.	8,300	432,430

		2,804,984

Insurance (8.1%)
Allstate Corp.	15,300	953,496
American International Group, Inc.	14,900	1,041,659
Axis Capital Holdings Ltd.	18,800	697,480
Hartford Financial Services Group, Inc.	6,700	678,040
Willis Group Holdings Ltd.^	20,300	832,706
XL Capital Ltd., Class A	12,100	943,558

		5,146,939

Real Estate Investment Trusts (REITs) (2.5%)
American Financial Realty Trust (REIT)^	45,300	480,180
Annaly Capital Management, Inc. (REIT)	39,000	620,490
First Industrial Realty Trust, Inc. (REIT)^	11,400	499,206

		1,599,876

Thrifts & Mortgage Finance (4.6%)
MGIC Investment Corp.	8,400	517,524
New York Community Bancorp, Inc.^	22,700	396,342
People’s United Financial, Inc.^	38,325	763,051
Radian Group, Inc.^	13,400	778,674
Washington Mutual, Inc.	10,900	457,582

		2,913,173

Total Financials		16,356,799

Health Care (16.3%)
Health Care Equipment & Supplies (3.0%)
Baxter International, Inc.	18,700	1,058,981
Hillenbrand Industries, Inc.^	13,500	825,525

		1,884,506

Health Care Providers & Services (8.0%)
Coventry Health Care, Inc.*	14,100	815,403
HEALTHSOUTH Corp.*^	21,480	451,080
Omnicare, Inc.	16,100	534,037
Quest Diagnostics, Inc.	10,400	508,456
Triad Hospitals, Inc.*	11,200	595,168
UnitedHealth Group, Inc.	16,400	870,184
WellPoint, Inc.*	16,800	1,326,696

		5,101,024

Pharmaceuticals (5.3%)
Bristol-Myers Squibb Co.	32,900	949,494
Pfizer, Inc.	44,900	1,188,054
Valeant Pharmaceuticals International^	23,100	416,262
Wyeth	15,200	843,600

		3,397,410

Total Health Care		10,382,940

Industrials (12.4%)
Aerospace & Defense (4.9%)
Goodrich Corp.	15,500	881,020
Honeywell International, Inc.	17,900	969,822
L-3 Communications Holdings, Inc.	14,400	1,294,992

		3,145,834

Electrical Equipment (1.0%)
Emerson Electric Co.	13,700	643,763

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE DEEP VALUE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial Conglomerates (0.7%)
3M Co.	5,200	$430,404

Machinery (3.3%)
Briggs & Stratton Corp.^	13,900	412,413
Illinois Tool Works, Inc.	21,400	1,098,034
ITT Corp.	9,500	606,195

		2,116,642

Road & Rail (2.5%)
Burlington Northern Santa Fe Corp.	10,100	884,154
Ryder System, Inc.	12,900	679,056

		1,563,210

Total Industrials		7,899,853

Information Technology (3.0%)
Communications Equipment (1.3%)
Nokia Oyj (ADR)*	32,200	813,050

Electronic Equipment & Instruments (0.7%)
Tech Data Corp.*^	12,872	457,471

IT Services (1.0%)
Mastercard, Inc., Class A^	5,700	636,576

Total Information Technology		1,907,097

Materials (1.0%)
Chemicals (1.0%)
E.I. du Pont de Nemours & Co.	13,000	639,210

Total Materials		639,210

Telecommunication Services (3.6%)
Diversified Telecommunication Services (3.6%)
AT&T, Inc.	26,790	1,037,309
Verizon Communications, Inc.	32,700	1,248,486

Total Telecommunication Services		2,285,795

Utilities (8.4%)
Electric Utilities (4.2%)
Duke Energy Corp.	29,000	595,080
Entergy Corp.	12,200	1,380,308
Pinnacle West Capital Corp.	15,000	724,350

		2,699,738

Multi-Utilities (4.2%)
CenterPoint Energy, Inc.	18,200	342,706
Dominion Resources, Inc.	8,800	802,560
MDU Resources Group, Inc.^	23,950	725,685
Xcel Energy, Inc.^	32,200	775,698

		2,646,649

Total Utilities		5,346,387

Total Common Stocks (100.7%)
(Cost $52,634,164)		64,095,855

	Principal Amount
SHORT-TERM INVESTMENT:
Short-Term Investments of Cash Collateral for Securities Loaned (14.0%)
Bear Stearns Cos., Inc.,
Repurchase Agreement
5.31%, 5/1/07 (r)
(Amortized Cost $8,938,764)	$8,938,764	8,938,764

Total Investments (114.7%)
(Cost/Amortized Cost $61,572,928)		73,034,619
Other Assets Less Liabilities (-14.7%)		(9,363,614)

Net Assets (100%)		$63,671,005

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended April 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$6,448,974
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$10,998,300

As of April 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,347,313
Aggregate gross unrealized depreciation	(985,286)

Net unrealized appreciation	$11,362,027

Federal income tax cost of investments	$61,672,592

At April 30, 2007, the Fund had loaned securities with a total value $8,628,603. This was secured by collateral of $8,938,764 of which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended April 30, 2007, the Fund incurred approximately $256 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE EQUITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.1%)
Household Durables (2.7%)
Pulte Homes, Inc.^	82,530	$2,220,057

Internet & Catalog Retail (8.4%)
Amazon.com, Inc.*^	115,850	7,105,080

Total Consumer Discretionary		9,325,137

Consumer Staples (0.9%)
Food & Staples Retailing (0.9%)
Walgreen Co.	17,600	772,640

Total Consumer Staples		772,640

Energy (8.0%)
Energy Equipment & Services (8.0%)
Schlumberger Ltd.	91,330	6,742,894

Total Energy		6,742,894

Financials (17.8%)
Commercial Banks (4.3%)
Commerce Bancorp, Inc./New Jersey^	108,215	3,618,709

Consumer Finance (1.2%)
SLM Corp.	18,300	985,089

Insurance (7.4%)
American International Group, Inc.	13,950	975,245
Progressive Corp.	228,920	5,281,184

		6,256,429

Thrifts & Mortgage Finance (4.9%)
Countrywide Financial Corp.	111,100	4,119,588

Total Financials		14,979,815

Health Care (13.1%)
Biotechnology (6.5%)
Cephalon, Inc.*	2,305	183,501
Genentech, Inc.*	30,200	2,415,698
Genzyme Corp.*	43,800	2,860,578

		5,459,777

Health Care Equipment & Supplies (2.8%)
Varian Medical Systems, Inc.*	56,500	2,384,865

Health Care Providers & Services (1.9%)
WellPoint, Inc.*	20,600	1,626,782

Health Care Technology (1.9%)
Cerner Corp.*^	30,065	1,600,661

Total Health Care		11,072,085

Industrials (10.0%)
Air Freight & Logistics (5.8%)
CH Robinson Worldwide, Inc.	51,060	2,729,668
Expeditors International of Washington, Inc.	52,300	2,186,140

		4,915,808

Industrial Conglomerates (4.2%)
General Electric Co.	95,300	3,512,758

Total Industrials		8,428,566

Information Technology (39.0%)
Communications Equipment (7.9%)
QUALCOMM, Inc.	152,120	6,662,856

Computers & Peripherals (7.5%)
Dell, Inc.*	61,100	1,540,331
Network Appliance, Inc.*	128,270	4,772,927

		6,313,258

Internet Software & Services (13.8%)
eBay, Inc.*	130,200	4,418,988
Google, Inc., Class A*	13,200	6,222,216
VeriSign, Inc.*	22,290	609,631
Yahoo!, Inc.*	13,900	389,756

		11,640,591

Software (9.8%)
Autodesk, Inc.*	86,785	3,581,617
Salesforce.com, Inc.*^	110,100	4,624,200

		8,205,817

Total Information Technology		32,822,522

Total Common Stocks (99.9%)
(Cost $61,414,756)		84,143,659

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (10.8%)
Bear Stearns Cos., Inc., Repurchase Agreement
5.31%, 5/1/07 (r)	$9,120,072	9,120,072

Time Deposit (1.2%)
JPMorgan Chase Nassau 4.74%, 5/1/07	1,006,711	1,006,711

Total Short-Term Investments (12.0%)
(Amortized Cost $10,126,783)		10,126,783

Total Investments (111.9%)
(Cost/Amortized Cost $71,541,539)		94,270,442
Other Assets Less Liabilities (-11.9%)		(10,012,952)

Net Assets (100%)		$84,257,490

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE EQUITY FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2007 (Unaudited)

Investment security transactions for the six months ended April 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$7,129,291
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$34,870,141

As of April 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,236,262
Aggregate gross unrealized depreciation	(597,979)

Net unrealized appreciation	$22,638,283

Federal income tax cost of investments	$71,632,159

At April 30, 2007, the Fund had loaned securities with a total value $8,839,254. This was secured by collateral of $9,120,072 of which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Fund has a net capital loss carryforward of $49,573,818 of which $255,734 expires in the year 2010, $30,667,632 expires in the year 2011, $12,847,230 expires in the year 2012, and $5,803,222 expires in the year 2013.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.0%)
Automobiles (0.7%)
General Motors Corp.^	43,500	$1,358,505

Hotels, Restaurants & Leisure (1.9%)
Harrah’s Entertainment, Inc.	8,900	759,170
McDonald’s Corp.	59,000	2,848,520

		3,607,690

Household Durables (0.5%)
Newell Rubbermaid, Inc.	28,300	867,961

Leisure Equipment & Products (0.8%)
Mattel, Inc.	55,900	1,581,970

Media (2.3%)
CBS Corp., Class B	79,200	2,516,184
Thomson Corp.	41,600	1,832,480

		4,348,664

Specialty Retail (0.8%)
Sherwin-Williams Co.	21,900	1,396,563

Total Consumer Discretionary		13,161,353

Consumer Staples (11.2%)
Beverages (1.5%)
Anheuser-Busch Cos., Inc.	18,000	885,420
Molson Coors Brewing Co., Class B	19,900	1,876,172

		2,761,592

Food Products (3.6%)
ConAgra Foods, Inc.	115,700	2,843,906
General Mills, Inc.	17,400	1,042,260
H.J. Heinz Co.	35,400	1,667,694
Sara Lee Corp.	68,400	1,122,444

		6,676,304

Household Products (3.5%)
Colgate-Palmolive Co.	13,900	941,586
Kimberly-Clark Corp.	34,500	2,455,365
Procter & Gamble Co.	50,800	3,266,948

		6,663,899

Tobacco (2.6%)
Altria Group, Inc.	10,900	751,228
Loews Corp.- Carolina Group	32,500	2,487,225
Reynolds American, Inc.^	11,700	751,842
UST, Inc.^	15,600	884,208

		4,874,503

Total Consumer Staples		20,976,298

Energy (8.9%)
Oil, Gas & Consumable Fuels (8.9%)
Chevron Corp.	43,499	3,383,787
ConocoPhillips	11,900	825,265
Exxon Mobil Corp.	68,300	5,421,654
Marathon Oil Corp.	16,000	1,624,800
Norsk Hydro ASA (ADR)^	47,100	1,627,305
PetroChina Co., Ltd. (ADR)^	18,700	2,097,018
Plains All American Pipeline LP	30,000	1,769,700

		16,749,529

Total Energy		16,749,529

Financials (29.7%)
Capital Markets (1.7%)
Morgan Stanley	39,400	3,309,994

Commercial Banks (3.1%)
Banco Santander Central Hispano S.A. (ADR)	50,300	889,807
Barclays plc (ADR)	25,500	1,480,020
Canadian Imperial Bank of Commerce^	20,300	1,795,129
HSBC Holdings plc (ADR)^	10,163	938,655
PNC Financial Services Group, Inc.	9,100	674,310

		5,777,921

Diversified Financial Services (6.4%)
Bank of America Corp.	46,600	2,371,940
Citigroup, Inc.	92,200	4,943,764
ING Groep N.V. (ADR)^	16,800	766,248
JPMorgan Chase & Co.	75,100	3,912,710

		11,994,662

Insurance (13.8%)
Aegon N.V. (N.Y. Shares)	125,094	2,586,944
Allianz SE (ADR)^	85,100	1,890,922
Allstate Corp.	31,500	1,963,080
American International Group, Inc.	19,200	1,342,272
Chubb Corp.	27,000	1,453,410
Lincoln National Corp.	54,000	3,842,100
Manulife Financial Corp.^	67,500	2,437,425
MBIA, Inc.^	36,600	2,545,896
Nationwide Financial Services, Inc.	60,700	3,467,791
PartnerReinsurance Ltd.^	25,900	1,865,318
Sun Life Financial, Inc.	54,700	2,590,045

		25,985,203

Real Estate Investment Trusts (REITs) (4.0%)
CBL & Associates Properties, Inc. (REIT)^	14,400	654,480
First Industrial Realty Trust, Inc. (REIT)^	42,800	1,874,212
General Growth Properties, Inc. (REIT)	13,800	881,130
Host Hotels & Resorts, Inc. (REIT)	76,200	1,953,768
ProLogis (REIT)	18,500	1,198,800
Simon Property Group, Inc. (REIT)	8,100	933,768

		7,496,158

Thrifts & Mortgage Finance (0.7%)
Fannie Mae	22,600	1,331,592

Total Financials		55,895,530

Health Care (8.6%)
Health Care Equipment & Supplies (1.3%)
Hillenbrand Industries, Inc.^	41,000	2,507,150

Pharmaceuticals (7.3%)
Abbott Laboratories	27,500	1,557,050
Eli Lilly & Co.	37,100	2,193,723
Johnson & Johnson	39,800	2,555,956
Merck & Co., Inc.	72,800	3,744,832
Pfizer, Inc.	106,900	2,828,574
Wyeth	14,400	799,200

		13,679,335

Total Health Care		16,186,485

Industrials (12.1%)
Aerospace & Defense (2.2%)
Northrop Grumman Corp.	26,400	1,943,304
Raytheon Co.	42,500	2,275,450

		4,218,754

Commercial Services & Supplies (4.0%)
ABM Industries, Inc.	34,700	976,458
Deluxe Corp.^	48,300	1,828,155
R.R. Donnelley & Sons Co.	63,900	2,568,780
Steelcase, Inc., Class A	57,100	1,114,592
Waste Management, Inc.	25,300	946,473

		7,434,458

Electrical Equipment (1.3%)
Emerson Electric Co.	51,800	2,434,082

Industrial Conglomerates (2.1%)
General Electric Co.	105,400	3,885,044

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (2.0%)
SPX Corp.	52,400	$3,714,112

Marine (0.5%)
Diana Shipping, Inc.	50,800	1,028,700

Total Industrials		22,715,150

Information Technology (3.6%)
Communications Equipment (1.4%)
Nokia Oyj (ADR)*^	48,200	1,217,050
Telefonaktiebolaget LM Ericsson
(Sponsored ADR)	37,800	1,442,826

		2,659,876

Semiconductors & Semiconductor Equipment (2.2%)
Microchip Technology, Inc.	61,300	2,472,842
Taiwan Semiconductor
Manufacturing Co., Ltd. (ADR)	161,236	1,699,427

		4,172,269

Total Information Technology		6,832,145

Materials (5.0%)
Chemicals (3.5%)
BASF AG (ADR)^	11,500	1,366,315
E.I. du Pont de Nemours & Co.	45,200	2,222,484
International Flavors & Fragrances, Inc.	37,600	1,829,992
PPG Industries, Inc.	15,200	1,118,416

		6,537,207

Containers & Packaging (0.5%)
Sonoco Products Co.	23,300	993,512

Metals & Mining (0.3%)
Southern Copper Corp.^	7,200	578,160

Paper & Forest Products (0.7%)
Louisiana-Pacific Corp.	63,200	1,245,672

Total Materials		9,354,551

Telecommunication Services (6.2%)
Diversified Telecommunication Services (5.3%)
AT&T, Inc.	166,102	6,431,470
Verizon Communications, Inc.	95,500	3,646,190

		10,077,660

Wireless Telecommunication Services (0.9%)
Sprint Nextel Corp.	81,300	1,628,439

Total Telecommunication Services		11,706,099

Utilities (4.6%)
Electric Utilities (2.4%)
American Electric Power Co., Inc.	11,500	577,530
Duke Energy Corp.	102,200	2,097,144
FirstEnergy Corp.	27,200	1,861,568

		4,536,242

Multi-Utilities (2.2%)
MDU Resources Group, Inc.^	58,150	1,761,945
PNM Resources, Inc.^	36,800	1,197,840
Suez S.A. (ADR)^	19,300	1,102,030

		4,061,815

Total Utilities		8,598,057

Total Common Stocks (96.9%)
(Cost $151,518,134)		182,175,197

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (12.1%)
Bear Stearns Cos., Inc., Repurchase Agreement
5.31%, 5/1/07 (r)	$22,812,767	22,812,767

Time Deposit (0.1%)
JPMorgan Chase Nassau
4.74%, 5/1/07	157,469	157,469

Total Short-Term Investments (12.2%)
(Amortized Cost $22,970,236)		22,970,236

Total Investments (109.1%)
(Cost/Amortized Cost $174,488,370)		205,145,433
Other Assets Less Liabilities (-9.1%)		(17,121,335)

Net Assets (100%)		$188,024,098

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2007 (Unaudited)

Investment security transactions for the six months ended April 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$63,441,866
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$83,634,322

As of April 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,165,946
Aggregate gross unrealized depreciation	(697,088)

Net unrealized appreciation	$30,468,858

Federal income tax cost of investments	$174,676,575

At April 30, 2007, the Fund had loaned securities with a total value $22,089,097. This was secured by collateral of $22,812,767 of which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

PORTFOLIO OF INVESTMENTS

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.9%)
QBE Insurance Group Ltd.	46,615	$1,183,299

Belgium (3.5%)
Fortis	49,700	2,226,000

Bermuda (3.2%)
ACE Ltd.	10,800	642,168
Catlin Group Ltd.	85,000	881,770
XL Capital Ltd., Class A	6,700	522,466

		2,046,404

Canada (5.0%)
Canadian Imperial Bank of Commerce	19,633	1,728,213
Industrial Alliance Insurance and Financial Services, Inc.	27,500	888,008
Sun Life Financial, Inc.	12,145	575,572

		3,191,793

France (10.5%)
BNP Paribas	21,880	2,532,250
Credit Agricole S.A.	46,129	1,935,560
Natixis	23,000	626,075
Societe Generale	7,430	1,572,614

		6,666,499

Germany (4.6%)
Allianz SE (Registered)	7,900	1,792,104
Muenchener Rueckversicherungs AG (Registered)	6,500	1,154,929

		2,947,033

Italy (0.7%)
Fondiaria-Sai S.p.A. (RNC)	11,400	465,671

Japan (7.4%)
Leopalace21 Corp.	50,500	1,657,800
ORIX Corp.	2,800	745,867
Sumitomo Mitsui Financial Group, Inc.	259	2,266,194

		4,669,861

Netherlands (6.0%)
ABN AMRO Holding N.V.	27,968	1,363,865
ING Groep N.V. (CVA)	54,370	2,468,131

		3,831,996

Norway (1.4%)
DnB NOR ASA	60,300	859,144

Spain (3.1%)
Banco Santander Central Hispano S.A.	111,399	1,985,823

Switzerland (5.8%)
Credit Suisse Group (Registered)	46,700	3,669,796

United Kingdom (12.0%)
Aviva plc	119,000	1,867,018
Barclays plc	98,400	1,417,074
Friends Provident plc	120,990	455,945
HBOS plc	47,500	1,019,553
Kensington Group plc	34,300	390,290
Royal Bank of Scotland Group plc	65,000	2,487,403

		7,637,283

United States (33.4%)
American International Group, Inc.	29,300	2,048,363
Bank of America Corp.	38,486	1,958,938
Citigroup, Inc.	58,000	3,109,960
Countrywide Financial Corp.	15,800	585,864
Fannie Mae	24,200	1,425,864
Freddie Mac	16,400	1,062,392
Genworth Financial, Inc., Class A	43,600	1,590,964
Hartford Financial Services Group, Inc.	12,900	1,305,480
JPMorgan Chase & Co.	56,000	2,917,600
Merrill Lynch & Co., Inc.	14,100	1,272,243
MetLife, Inc.	28,400	1,865,880
Radian Group, Inc.	15,000	871,650
Travelers Cos., Inc.	22,402	1,211,948

		21,227,146

Total Investments (98.5%)
(Cost $44,112,259)		62,607,748
Other Assets Less Liabilities (1.5%)		983,282

Net Assets (100%)		$63,591,030

Glossary:

CVA — Dutch Certification

RNC — Risparmio Non-Convertible Savings Shares

Investment security transactions for the six months ended April 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$3,499,338
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$3,306,251

As of April 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,874,461
Aggregate gross unrealized depreciation	(383,967)

Net unrealized appreciation	$18,490,494

Federal income tax cost of investments	$44,117,254

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS

April 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Government Securities (94.3%)
Agency CMO (3.1%)
Government National Mortgage Association
6.000%, 6/16/32	$6,276,672	$6,379,709

U.S. Government Agencies (91.2%)
Federal Home Loan Mortgage Corp.
7.000%, 9/1/17	55,389	57,903
7.000%, 10/1/17	42,497	44,425
10.000%, 10/1/18	46,842	51,366
10.000%, 7/1/20	105,440	115,849
10.000%, 10/1/20	98,006	108,278
6.500%, 7/1/21	380,744	394,180
9.000%, 10/1/22	184,948	200,284
4.863%, 11/1/32(l)	1,363,304	1,388,538
6.000%, 10/1/34	2,684,367	2,713,513
4.500%, 10/1/35	4,636,644	4,363,509
5.500%, 11/1/35	5,313,642	5,261,266
5.500%, 3/1/36	27,514,687	27,243,478
5.500%, 5/1/36	4,818,702	4,766,685
Federal National Mortgage Association
5.500%, 1/1/09	81,337	81,199
6.500%, 2/1/09	3,969	3,989
5.500%, 6/1/09	143,069	142,735
7.000%, 3/1/14	96,698	100,603
8.000%, 11/1/16	697,181	739,609
6.500%, 8/1/19	529,381	548,526
9.500%, 8/1/20	41,135	45,007
9.500%, 10/1/20	84,873	92,862
5.500%, 2/1/23	3,761,426	3,748,904
5.500%, 8/1/23	4,895,314	4,879,017
6.000%, 11/1/28	1,190,929	1,209,544
7.000%, 11/1/30	78,558	82,189
5.766%, 6/1/32 (l)	683,268	693,685
4.687%, 11/1/32 (l)	1,665,035	1,661,358
4.821%, 12/1/32 (l)	1,484,817	1,484,806
4.193%, 5/1/33 (l)	6,885,800	6,772,644
5.500%, 7/1/33	5,715,143	5,634,960
4.500%, 9/1/33	5,160,360	4,861,610
4.101%, 10/1/33 (l)	6,962,246	6,857,654
5.000%, 6/1/35	8,580,115	8,297,714
5.000%, 7/1/35	7,535,754	7,287,727
5.000%, 8/1/35	878,757	849,834
4.845%, 9/1/35(l)	6,610,622	6,607,847
5.500%, 10/1/36	4,616,027	4,566,190
Government National Mortgage Association
9.000%, 8/15/16	528	566
7.000%, 12/15/27	354,693	372,370
6.500%, 8/15/28	58,398	60,328
6.000%, 1/15/29	659,042	670,483
7.000%, 6/15/29	150,406	157,858
7.000%, 10/15/29	343,277	360,286
5.000%, 3/20/32 (l)	602,063	608,091
5.500%, 12/15/32	7,154,180	7,125,668
5.000%, 5/15/33	13,600,339	13,246,579
5.000%, 6/15/33	8,876,366	8,645,482
5.000%, 7/15/33	27,661,671	26,942,161
5.000%, 9/15/33	3,333,664	3,246,952
5.000%, 3/15/34	6,200,198	6,036,828
5.500%, 6/15/34	4,178,572	4,160,266

		185,593,405

Total Long-Term Debt Securities (94.3%)
(Cost $192,296,447)		191,973,114

SHORT-TERM INVESTMENT:
Time Deposit (5.5%)
JPMorgan Chase Nassau
4.74%, 5/1/07
(Amortized Cost $11,194,670)	11,194,670	11,194,670

Total Investments (99.8%)
(Cost/Amortized Cost $203,491,117)		203,167,784
Other Assets Less Liabilities (0.2%)		484,801

Net Assets (100%)		$203,652,585

(l)	Floating rate security. Rate disclosed is as of April 30, 2007.

Glossary:

CMO — Collateralized Mortgage Obligation

Investment security transactions for the six months ended April 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$185,048
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$12,706,406

As of April 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,924,295
Aggregate gross unrealized depreciation	(2,247,628)

Net unrealized depreciation	$(323,333)

Federal income tax cost of investments	$203,491,117

The Fund has a net capital loss carryforward of $1,263,830 of which $22,367 expires in the year 2012, $214,092 expires in the year 2013, $1,027,371 expires in the year 2014.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.1%)
Auto Components (3.4%)
BorgWarner, Inc.^	28,600	$2,228,226
Johnson Controls, Inc.	43,900	4,492,287

		6,720,513

Automobiles (0.7%)
Harley-Davidson, Inc.	23,500	1,488,020

Hotels, Restaurants & Leisure (1.6%)
Carnival Corp.	63,100	3,084,959

Household Durables (0.9%)
Fortune Brands, Inc.	21,700	1,738,170

Internet & Catalog Retail (1.1%)
Amazon.com, Inc.*^	34,300	2,103,619

Media (4.7%)
McGraw-Hill Cos., Inc.	19,100	1,251,623
News Corp., Class A	66,600	1,491,174
Omnicom Group, Inc.	26,600	2,785,286
R.H. Donnelley Corp.*^	25,380	1,981,924
Viacom, Inc., Class B*	40,100	1,654,125

		9,164,132

Specialty Retail (2.0%)
Chico’s FAS, Inc.*^	48,600	1,281,096
Home Depot, Inc.	70,400	2,666,048

		3,947,144

Textiles, Apparel & Luxury Goods (0.7%)
Coach, Inc.*	26,600	1,298,878

Total Consumer Discretionary		29,545,435

Consumer Staples (3.9%)
Beverages (1.4%)
Anheuser-Busch Cos., Inc	27,100	1,333,049
Constellation Brands, Inc., Class A*^	65,500	1,467,855

		2,800,904

Food & Staples Retailing (2.5%)
Costco Wholesale Corp.	47,900	2,566,003
Sysco Corp.	71,800	2,350,732

		4,916,735

Total Consumer Staples		7,717,639

Energy (5.5%)
Energy Equipment & Services (3.1%)
ENSCO International, Inc.	34,100	1,922,558
GlobalSantaFe Corp.	33,200	2,122,476
Halliburton Co.	64,600	2,052,342

		6,097,376

Oil, Gas & Consumable Fuels (2.4%)
Chevron Corp.	15,600	1,213,524
EOG Resources, Inc.	23,200	1,703,808
Exxon Mobil Corp.	20,800	1,651,104

		4,568,436

Total Energy		10,665,812

Financials (21.7%)
Capital Markets (5.7%)
Mellon Financial Corp.^	96,700	4,151,331
Morgan Stanley	84,300	7,082,043

		11,233,374

Commercial Banks (6.6%)
City National Corp./California^	12,200	893,284
Fifth Third Bancorp	77,000	3,125,430
PNC Financial Services Group, Inc.	33,600	2,489,760
Wells Fargo & Co.	175,300	6,291,517

		12,799,991

Diversified Financial Services (6.1%)
Citigroup, Inc.	151,800	8,139,516
JPMorgan Chase & Co.	73,800	3,844,980

		11,984,496

Insurance (2.2%)
Aflac, Inc.	6,400	328,576
Allstate Corp.	30,200	1,882,064
Hartford Financial Services Group, Inc.	20,900	2,115,080

		4,325,720

Thrifts & Mortgage Finance (1.1%)
Freddie Mac	32,500	2,105,350

Total Financials		42,448,931

Health Care (14.9%)
Biotechnology (2.7%)
Amgen, Inc.*	8,800	564,432
Cephalon, Inc.*^	10,800	859,788
Genzyme Corp.*^	49,700	3,245,907
Millennium Pharmaceuticals, Inc.*	57,900	641,532

		5,311,659

Health Care Equipment & Supplies (1.3%)
Medtronic, Inc.	46,000	2,434,780

Health Care Providers & Services (2.3%)
Medco Health Solutions, Inc.*	29,300	2,285,986
UnitedHealth Group, Inc.	42,200	2,239,132

		4,525,118

Life Sciences Tools & Services (0.2%)
Waters Corp.*	6,900	410,067

Pharmaceuticals (8.4%)
Allergan, Inc.	36,100	4,375,320
Bristol-Myers Squibb Co.	73,000	2,106,780
Johnson & Johnson	38,400	2,466,048
Merck & Co., Inc.	56,800	2,921,792
Wyeth	80,300	4,456,650

		16,326,590

Total Health Care		29,008,214

Industrials (11.6%)
Aerospace & Defense (0.8%)
Northrop Grumman Corp.	22,200	1,634,142

Air Freight & Logistics (1.6%)
FedEx Corp.	29,700	3,131,568

Building Products (1.8%)
Masco Corp.	125,000	3,401,250

Industrial Conglomerates (2.4%)
General Electric Co.	128,500	4,736,510

Machinery (3.0%)
Illinois Tool Works, Inc.	72,300	3,709,713
PACCAR, Inc.^	25,400	2,133,092

		5,842,805

Road & Rail (2.0%)
Burlington Northern Santa Fe Corp.	45,400	3,974,316

Total Industrials		22,720,591

Information Technology (14.8%)
Computers & Peripherals (0.9%)
Dell, Inc.*	71,000	1,789,910

Internet Software & Services (1.1%)
Yahoo!, Inc.*	74,000	2,074,960

Semiconductors & Semiconductor Equipment (5.9%)
Analog Devices, Inc.	64,600	2,494,852

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Intel Corp	172,600	$3,710,900
Linear Technology Corp.^	42,500	1,590,350
National Semiconductor Corp.	57,700	1,517,510
Xilinx, Inc.	74,200	2,187,416

		11,501,028

Software (6.9%)
BEA Systems, Inc.*	94,400	1,112,976
Intuit, Inc.*	40,000	1,138,000
McAfee, Inc.*	37,000	1,202,130
Microsoft Corp.	220,700	6,607,758
Red Hat, Inc.*^	51,400	1,086,596
Symantec Corp.*	135,196	2,379,450

		13,526,910

Total Information Technology		28,892,808

Telecommunication Services (3.9%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	76,800	2,973,696
Embarq Corp.	9,904	594,636

		3,568,332

Wireless Telecommunication Services (2.1%)
Sprint Nextel Corp.	198,083	3,967,603

Total Telecommunication Services		7,535,935

Utilities (6.6%)
Electric Utilities (4.8%)
American Electric Power Co., Inc.	38,600	1,938,492
Exelon Corp.	78,300	5,904,603
Northeast Utilities^	20,100	646,617
Pepco Holdings, Inc.^	30,200	891,504

		9,381,216

Multi-Utilities (1.8%)
NiSource, Inc.	46,000	1,131,140
Sempra Energy	36,600	2,323,368

		3,454,508

Total Utilities		12,835,724

Total Common Stocks (98.0%)
(Cost $151,945,796)		191,371,089

INVESTMENT COMPANY:
S&P 500 Depositary Receipts^	26,400	3,914,328

Total Investment Companies (2.0%)
(Cost $3,941,615)		3,914,328

	Principal Amount
SHORT-TERM INVESTMENT:
Short-Term Investments of Cash Collateral for Securities Loaned (5.3%)
Bear Stearns Cos., Inc. Repurchase Agreement
5.31%, 5/1/07 (r)
(Amortized Cost $10,475,829)	$10,475,829	10,475,829

Total Investments (105.3%)
(Cost/Amortized Cost $166,363,240)		205,761,246
Other Assets Less Liabilities (-5.3%)		(10,446,803)

Net Assets (100%)		$195,314,443

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Investment security transactions for the six months ended April 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$46,734,503
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$55,975,674

As of April 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,873,664
Aggregate gross unrealized depreciation	(1,610,178)

Net unrealized appreciation	$39,263,486

Federal income tax cost of investments	$166,497,760

At April 30, 2007, the Fund had loaned securities with a total value $16,053,584. This was secured by collateral of $10,475,829 of which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $5,851,111 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

For the six months ended April 30, 2007, the Fund incurred approximately $123 as brokerage commissions with Sanford C. Bernstein & Co., Inc., and $517 with UBS AG, affiliated broker/dealers.

The Fund has a net capital loss carryforward of $4,472,171 which expires in the year 2011.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (31.0%)
Auto Components (1.3%)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
7.625%, 5/15/14^§	$955,000	$974,100
TRW Automotive, Inc.
7.250%, 3/15/17^§	825,000	818,813

		1,792,913

Automobiles (0.4%)
General Motors Corp.
8.375%, 7/15/33^	665,000	600,994

Distributors (0.5%)
Buhrmann U.S., Inc.
8.250%, 7/1/14	755,000	764,438

Diversified Consumer Services (1.8%)
Carriage Services, Inc.
7.875%, 1/15/15	665,000	684,119
Education Management LLC/Education Management Corp.
8.750%, 6/1/14	935,000	988,762
Service Corp. International
6.750%, 4/1/16	960,000	943,200

		2,616,081

Hotels, Restaurants & Leisure (4.7%)
American Casino & Entertainment Properties LLC
7.850%, 2/1/12	975,000	1,021,312
Landry’s Restaurants, Inc.,
Series B
7.500%, 12/15/14	650,000	646,750
Mohegan Tribal Gaming Authority
7.125%, 8/15/14^	1,305,000	1,324,575
OSI Restaurant Partners, Inc.
9.625%, 5/15/15 §	60,000	61,725
San Pasqual Casino
8.000%, 9/15/13^§	875,000	901,250
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC
7.848%, 3/15/14 §(l)	325,000	333,125
Seneca Gaming Corp.
7.250%, 5/1/12	250,000	254,375
Series B
7.250%, 5/1/12	300,000	305,250
Speedway Motorsports, Inc.
6.750%, 6/1/13	325,000	324,188
Station Casinos, Inc.
6.875%, 3/1/16	1,350,000	1,269,000
Turning Stone Resort Casino Enterprise
9.125%, 9/15/14 §	200,000	204,000

		6,645,550

Household Durables (0.5%)
American Greetings Corp.
7.375%, 6/1/16	130,000	134,225
K. Hovnanian Enterprises, Inc.
7.500%, 5/15/16	450,000	432,000
Standard-Pacific Corp.
6.875%, 5/15/11	100,000	96,250

		662,475

Internet & Catalog Retail (0.8%)
FTD, Inc.
7.750%, 2/15/14	1,088,000	1,093,440

Leisure Equipment & Products (0.4%)
Steinway Musical Instruments, Inc.
7.000%, 3/1/14 §	530,000	524,700

Media (16.5%)
Allbritton Communications Co.
7.750%, 12/15/12	815,000	837,413
CBD Media, Inc./CBD Finance
8.625%, 6/1/11	425,000	446,781
CCH I Holdings LLC/CCH I Holdings Capital Corp.
11.000%, 10/1/15	2,085,000	2,215,312
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
8.375%, 4/30/14^§	580,000	608,275
Dex Media West LLC/Dex Media Finance Co.,
Series B
8.500%, 8/15/10	300,000	314,250
Echostar DBS Corp.
7.125%, 2/1/16^	150,000	156,188
Idearc, Inc.
8.000%, 11/15/16 §	2,145,000	2,236,162
Inmarsat Finance plc
7.625%, 6/30/12	232,000	242,440
Intelsat Bermuda Ltd.
11.354%, 6/15/13 (l)	2,400,000	2,568,000
Intelsat Corp.
9.000%, 8/15/14^	1,096,000	1,183,680
Intelsat Intermediate Holding Co., Ltd.
0.000%, 2/1/15 (e)	4,165,000	3,498,600
Intelsat Subsidiary Holding Co., Ltd.
8.625%, 1/15/15	725,000	774,844
Liberty Media LLC
8.250%, 2/1/30	120,000	120,294
Mediacom Broadband LLC
8.500%, 10/15/15	500,000	520,000
Mediacom LLC/Mediacom Capital Corp.
9.500%, 1/15/13^	1,020,000	1,053,150
Primedia, Inc.
8.875%, 5/15/11^	550,000	566,500
Quebecor Media, Inc.
7.750%, 3/15/16	1,150,000	1,207,500
R.H. Donnelley Corp.
6.875%, 1/15/13	1,405,000	1,392,706
Series A-1
6.875%, 1/15/13	1,445,000	1,432,356
Series A-2
6.875%, 1/15/13	650,000	644,313
Umbrella Acquisition, Inc. (PIK)
9.750%, 3/15/15^§	875,000	878,281
Videotron Ltd.
6.875%, 1/15/14	375,000	379,688

		23,276,733

Multiline Retail (1.3%)
Bon-Ton Department Stores, Inc.
10.250%, 3/15/14^	980,000	1,060,850
Neiman Marcus Group, Inc. (PIK)
9.000%, 10/15/15	685,000	755,212

		1,816,062

Specialty Retail (0.9%)
Asbury Automotive Group, Inc.
8.000%, 3/15/14	450,000	459,000
AutoNation, Inc.
7.000%, 4/15/14^	745,000	748,725

		1,207,725

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Textiles, Apparel & Luxury Goods (1.9%)
Burlington Coat Factory Warehouse Corp.
11.125%, 4/15/14^	$525,000	$559,125
INVISTA
9.250%, 5/1/12 §	325,000	345,312
Perry Ellis International, Inc., Series B
8.875%, 9/15/13	1,225,000	1,267,875
Phillips-Van Heusen Corp.
7.250%, 2/15/11	210,000	215,250
8.125%, 5/1/13	325,000	342,875

		2,730,437

Total Consumer Discretionary		43,731,548

Consumer Staples (6.8%)
Beverages (1.4%)
Constellation Brands, Inc.
7.250%, 9/1/16	575,000	585,063
Series B
8.125%, 1/15/12^	220,000	228,250
Cott Beverages, Inc.
8.000%, 12/15/11^	1,145,000	1,173,625

		1,986,938

Food & Staples Retailing (2.5%)
Ingles Markets, Inc.
8.875%, 12/1/11	615,000	641,138
Pantry, Inc.
7.750%, 2/15/14^	1,275,000	1,284,562
Stater Brothers Holdings, Inc.
8.125%, 6/15/12^	820,000	844,600
7.750%, 4/15/15^§	310,000	318,525
SUPERVALU, Inc.
7.500%, 11/15/14	495,000	517,275

		3,606,100

Food Products (1.6%)
Dole Food Co., Inc.
8.625%, 5/1/09	1,013,000	1,028,195
Pilgrim’s Pride Corp.
8.375%, 5/1/17^	315,000	318,937
Smithfield Foods, Inc., Series B
7.750%, 5/15/13^	850,000	884,000

		2,231,132

Household Products (1.0%)
Central Garden & Pet Co.
9.125%, 2/1/13	1,310,000	1,365,675

Personal Products (0.3%)
Elizabeth Arden, Inc.
7.750%, 1/15/14	360,000	369,000

Total Consumer Staples		9,558,845

Energy (6.8%)
Energy Equipment & Services (0.7%)
Allis-Chalmers Energy, Inc.
8.500%, 3/1/17	50,000	50,250
Complete Production Services, Inc.
8.000%, 12/15/16^§	690,000	713,287
Dresser-Rand Group, Inc.
7.375%, 11/1/14	209,000	213,180

		976,717

Oil, Gas & Consumable Fuels (6.1%)
Atlas Pipeline Partners LP
8.125%, 12/15/15	665,000	691,600
Chesapeake Energy Corp.
6.625%, 1/15/16	1,280,000	1,299,200
Colorado Interstate Gas Co.
6.800%, 11/15/15	500,000	533,267
Compton Petroleum Finance Corp.
7.625%, 12/1/13^	1,000,000	992,500
Denbury Resources, Inc.
7.500%, 12/15/15^	550,000	559,625
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp.
6.750%, 5/1/14	438,000	434,715
Inergy LP/Inergy Finance Corp.
6.875%, 12/15/14	550,000	543,125
Northwest Pipeline Corp.
7.000%, 6/15/16	775,000	829,250
Peabody Energy Corp.
7.375%, 11/1/16^	475,000	501,719
Plains Exploration & Production Co.
7.000%, 3/15/17^	275,000	275,344
Pogo Producing Co.
6.875%, 10/1/17^	220,000	215,600
Sabine Pass LNG LP
7.250%, 11/30/13 §	300,000	306,750
7.500%, 11/30/16 §	1,115,000	1,142,875
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17 (b)	300,000	317,250

		8,642,820

Total Energy		9,619,537

Financials (11.6%)
Capital Markets (1.0%)
Arch Western Finance LLC
6.750%, 7/1/13	445,000	441,662
Basell AF SCA
8.375%, 8/15/15^§	635,000	660,400
E*Trade Financial Corp.
7.375%, 9/15/13	350,000	365,313

		1,467,375

Consumer Finance (5.8%)
Ford Motor Credit Co.
7.875%, 6/15/10	4,735,000	4,760,153
7.000%, 10/1/13^	155,000	146,567
GMAC LLC
6.875%, 9/15/11	1,560,000	1,565,243
8.000%, 11/1/31^	1,630,000	1,749,536

		8,221,499

Diversified Financial Services (4.0%)
American Real Estate Partners LP/American Real Estate Finance Corp.
7.125%, 2/15/13	100,000	98,500
Di Finance LLC/DynCorp International, Series B
9.500%, 2/15/13	487,000	523,525
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co.
8.500%, 4/1/15 §	75,000	79,125
(PIK)
8.875%, 4/1/15 §	580,000	610,450
KAR Holdings, Inc.
8.750%, 5/1/14 §	1,440,000	1,479,600
Rainbow National Services LLC
8.750%, 9/1/12 §	200,000	213,500
10.375%, 9/1/14 §	945,000	1,064,306
Regency Energy Partners LP/ Regency Energy Finance Corp.
8.375%, 12/15/13 §	775,000	798,250
Sally Holdings LLC
9.250%, 11/15/14^§	760,000	790,400

		5,657,656

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Insurance (0.0%)
USI Holdings Corp.
9.750%, 5/15/15 §	$60,000	$61,200

Real Estate Investment Trusts (REITs) (0.8%)
Felcor Lodging LP (REIT)
8.500%, 6/1/11	980,000	1,051,050

Total Financials		16,458,780

Health Care (5.0%)
Health Care Equipment & Supplies (0.4%)
Advanced Medical Optics, Inc.
7.500%, 5/1/17 §	530,000	545,900

Health Care Providers & Services (4.6%)
HCA, Inc.
6.950%, 5/1/12	2,435,000	2,386,300
6.300%, 10/1/12^	925,000	875,281
9.250%, 11/15/16 §	725,000	790,250
(PIK)
9.625%, 11/15/16^§	750,000	818,438
Tenet Healthcare Corp.
9.875%, 7/1/14^	520,000	533,000
U.S. Oncology, Inc.
9.000%, 8/15/12	1,050,000	1,118,250

		6,521,519

Total Health Care		7,067,419

Industrials (7.2%)
Aerospace & Defense (3.8%)
Alion Science and Technology Corp.
10.250%, 2/1/15 §	940,000	989,350
Alliant Techsystems, Inc.
6.750%, 4/1/16^	300,000	303,750
Bombardier, Inc.
6.750%, 5/1/12 §	500,000	502,500
DRS Technologies, Inc.
6.625%, 2/1/16	725,000	732,250
Esterline Technologies Corp.
7.750%, 6/15/13	770,000	796,950
L-3 Communications Corp.,
Series B
6.375%, 10/15/15	225,000	223,875
Moog, Inc.
6.250%, 1/15/15	650,000	646,750
TransDigm, Inc.
7.750%, 7/15/14	1,075,000	1,115,312
7.750%, 7/15/14 §	130,000	134,875

		5,445,612

Building Products (0.3%)
Goodman Global Holdings, Inc.,
Series B
8.360%, 6/15/12 (l)	360,000	365,400

Commercial Services & Supplies (1.7%)
Allied Waste North America, Inc.,
Series B
7.125%, 5/15/16	305,000	312,625
ARAMARK Corp.
8.500%, 2/1/15 §	1,195,000	1,250,269
Rental Services Corp.
9.500%, 12/1/14^§	825,000	876,562

		2,439,456

Electrical Equipment (0.4%)
Baldor Electric Co., Inc.
8.625%, 2/15/17	435,000	464,363
General Cable Corp.
7.125%, 4/1/17^§	50,000	50,750

		515,113

Machinery (0.2%)
Douglas Dynamics LLC
7.750%, 1/15/12 §	250,000	230,000

Road & Rail (0.8%)
Hertz Corp.
8.875%, 1/1/14	725,000	781,188
United Rentals North America, Inc.
6.500%, 2/15/12	425,000	429,250

		1,210,438

Total Industrials		10,206,019

Information Technology (4.7%)
Electronic Equipment & Instruments (1.4%)
NXP B.V./NXP Funding LLC
8.106%, 10/15/13 §(l)	400,000	413,000
9.500%, 10/15/15^§	1,505,000	1,580,250

		1,993,250

IT Services (0.9%)
SunGard Data Systems, Inc.
9.125%, 8/15/13	1,115,000	1,195,837

Semiconductors & Semiconductor Equipment (2.0%)
Freescale Semiconductor, Inc.
10.125%, 12/15/16^§	1,580,000	1,595,800
(PIK)
9.125%, 12/15/14 §	825,000	820,875
Sensata Technologies B.V.
8.000%, 5/1/14^	410,000	411,025

		2,827,700

Software (0.4%)
Open Solutions, Inc.
9.750%, 2/1/15 §	540,000	557,550

Total Information Technology		6,574,337

Materials (11.1%)
Chemicals (2.3%)
Ineos Group Holdings plc
8.500%, 2/15/16^§	820,000	793,350
Lyondell Chemical Co.
8.250%, 9/15/16^	970,000	1,037,900
Mosaic Co.
7.625%, 12/1/16 §	385,000	410,987
PolyOne Corp.
8.875%, 5/1/12^	145,000	147,175
Rockwood Specialties Group, Inc.
7.500%, 11/15/14^	800,000	812,000

		3,201,412

Construction Materials (0.6%)
Texas Industries, Inc.
7.250%, 7/15/13^	430,000	445,588
U.S. Concrete, Inc.
8.375%, 4/1/14	355,000	361,656

		807,244

Containers & Packaging (1.8%)
Ball Corp.
6.875%, 12/15/12	50,000	51,125
Berry Plastics Holding Corp.
8.875%, 9/15/14^	490,000	504,700
Crown Americas LLC/Crown Americas Capital Corp.
7.750%, 11/15/15^	915,000	967,613
Stone Container Finance Co.
7.375%, 7/15/14^	1,000,000	982,500

		2,505,938

Metals & Mining (3.7%)
California Steel Industries, Inc.
6.125%, 3/15/14	200,000	190,750

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Foundation PA Coal Co.
7.250%, 8/1/14^	$275,000	$278,094
Freeport-McMoRan Copper & Gold, Inc.
8.250%, 4/1/15	125,000	135,156
8.375%, 4/1/17	1,565,000	1,711,719
International Steel Group, Inc.
6.500%, 4/15/14	475,000	496,593
Novelis, Inc.
7.250%, 2/15/15	800,000	843,000
Steel Dynamics, Inc.
9.500%, 3/15/09	975,000	996,937
6.750%, 4/1/15 §	350,000	350,875
Senior Notes 9.500%, 3/15/09	225,000	230,063

		5,233,187

Paper & Forest Products (2.7%)
Abitibi-Consolidated Co. of Canada
8.375%, 4/1/15^	265,000	247,775
Bowater, Inc.
6.500%, 6/15/13^	520,000	471,250
Buckeye Technologies, Inc.
8.500%, 10/1/13^	600,000	633,750
Newark Group, Inc.
9.750%, 3/15/14	595,000	616,569
Plastipak Holdings, Inc.
8.500%, 12/15/15^§	1,165,000	1,246,550
Verso Paper Holdings LLC/Verson Paper, Inc.
9.106%, 8/1/14^§(l)	670,000	690,100

		3,905,994

Total Materials		15,653,775

Telecommunication Services (7.1%)
Diversified Telecommunication Services (4.9%)
Citizens Communications Co.
9.000%, 8/15/31	755,000	828,613
Hawaiian Telcom Communications, Inc., Series B
9.750%, 5/1/13^	250,000	261,875
Level 3 Financing, Inc.
9.250%, 11/1/14 §	2,240,000	2,326,800
Pathnet, Inc.
12.250%, 4/15/08 †(h)	243,268	—
Qwest Corp.
7.500%, 10/1/14	200,000	211,500
Time Warner Telecom Holdings, Inc.
9.250%, 2/15/14	1,380,000	1,483,500
Williams Communications Group, Inc.
11.700%, 8/1/08 †(h)	750,000	—
Windstream Corp.
8.625%, 8/1/16	1,415,000	1,552,962
7.000%, 3/15/19 §	200,000	201,000

		6,866,250

Wireless Telecommunication Services (2.2%)
American Cellular Corp., Series B
10.000%, 8/1/11	183,000	193,294
Dobson Cellular Systems, Inc.
8.375%, 11/1/11^	550,000	586,437
9.875%, 11/1/12	775,000	846,687
Series B 8.375%, 11/1/11	500,000	533,125
Dobson Communications Corp.
8.875%, 10/1/13^	350,000	360,938
MetroPCS Wireless, Inc.
9.250%, 11/1/14 §	630,000	672,525

		3,193,006

Total Telecommunication Services		10,059,256

Utilities (5.5%)
Electric Utilities (2.7%)
Edison Mission Energy
7.750%, 6/15/16^	705,000	742,013
Midwest Generation LLC
8.750%, 5/1/34	750,000	828,750
Reliant Energy, Inc.
9.250%, 7/15/10	900,000	943,875
9.500%, 7/15/13	450,000	486,000
Tenaska Alabama Partners LP
7.000%, 6/30/21 §	761,558	770,376

		3,771,014

Gas Utilities (0.9%)
AmeriGas Partners LP
7.250%, 5/20/15	275,000	279,812
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.
7.125%, 5/20/16	380,000	384,750
Suburban Propane Partners LP/Suburban Energy Finance Corp.
6.875%, 12/15/13^	670,000	668,325

		1,332,887

Independent Power Producers & Energy Traders (1.9%)
Dynegy Holdings, Inc.
8.375%, 5/1/16	1,045,000	1,101,169
Mirant North America LLC
7.375%, 12/31/13^	415,000	438,862
NRG Energy, Inc.
7.375%, 2/1/16	735,000	763,481
7.375%, 1/15/17	350,000	362,688

		2,666,200

Total Utilities		7,770,101

Total Long-Term Debt Securities (96.8%)
(Cost $132,872,072)		136,699,617

CONVERTIBLE BOND:
Consumer Discretionary (0.6%)
Automobiles (0.6%)
Ford Motor Co.
4.250%, 12/15/36	765,000	860,625

Total Convertible Bond (0.6%)
(Cost $818,634)		860,625

	Number of Shares
COMMON STOCKS:
Financials (0.3%)
Diversified Financial Services (0.3%)
Leucadia National Corp.^	10,838	326,658

Total Financials		326,658

Information Technology (0.0%)
Computers & Peripherals (0.0%)
Axiohm Transaction Solutions, Inc.*†	4,056	—

Total Information Technology		—

Total Common Stocks (0.3%)
(Cost $1,299,723)		326,658

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2007 (Unaudited)

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.1%)
Life Sciences Tools & Services (0.1%)
Charles River Laboratories International, Inc.,
$5.19, expiring 10/1/09*†	350	$112,113

Total Health Care		112,113

Information Technology (0.0%)
Internet Software & Services (0.0%)
Verado Holdings, Inc.,
$0.01, expiring 4/15/08*†	500	—

Total Information Technology		—

Telecommunication Services (0.0%)
Diversified Telecommunication Services (0.0%)
Pathnet, Inc.,
$0.01, expiring 4/15/08*†	250	—

Total Telecommunication Services		—

Total Warrants (0.1%)
(Cost $—)		112,113

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (23.5%)
Bear Stearns Cos., Inc., Repurchase Agreement
5.31%, 5/1/07 (r)	$33,244,823	33,244,823

Time Deposit (1.2%)
JPMorgan Chase Nassau
4.74%, 5/1/07	1,671,030	1,671,030

Total Short-Term Investments (24.7%)
(Amortized Cost $34,915,853)		34,915,853

Total Investments (122.5%)
(Cost/Amortized Cost $169,906,282)		172,914,866
Other Assets Less Liabilities (-22.5%)		(31,705,716)

Net Assets (100%)		$141,209,150

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $112,113 or 0.08% of net assets) valued at fair value.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2007, the market value of these securities amounted to $34,743,343 or 24.60% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid security.
(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2007. Maturity date disclosed is the ultimate maturity date.
(h)	Security in default, non-income producing.
(l)	Floating rate security. Rate disclosed is as of April 30, 2007.
(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

PIK — Payment-in-Kind Security

Investment security transactions for the six months ended April 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$49,913,959
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$81,040,506

As of April 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,327,905
Aggregate gross unrealized depreciation	(1,492,873)

Net unrealized appreciation	$2,835,032

Federal income tax cost of investments	$170,079,834

At April 30, 2007, the Fund had loaned securities with a total value $32,679,206. This was secured by collateral of $33,244,823 of which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Fund has a net capital loss carryforward of $17,698,866 of which $3,220,270 expires in the year 2009, $11,007,057 expires in the year 2010, and $3,471,539 expires in the year 2011.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.5%)
BHP Billiton Ltd.	183,268	$4,476,101
BHP Billiton Ltd. (ADR)^	99,100	4,840,044

		9,316,145

Bermuda (6.1%)
Ingersoll-Rand Co., Ltd., Class A	62,200	2,777,230
Nabors Industries Ltd.*	297,000	9,539,640
PartnerReinsurance Ltd.^	4,100	295,282

		12,612,152

Brazil (4.0%)
Cia Vale do Rio Doce (ADR)^	203,200	8,251,952

Canada (20.9%)
Agrium, Inc.	44,000	1,704,120
Alcan, Inc.	85,800	5,051,046
Brookfield Asset Management, Inc., Class A
(New York Exchange)	21,050	1,224,058
Brookfield Asset Management, Inc., Class A
(Toronto Exchange)	25,050	1,457,093
Canadian National Railway Co.	107,000	5,375,680
Canadian Natural Resources Ltd.	7,000	417,270
Canadian Pacific Railway Ltd.^	92,000	5,843,840
Finning International, Inc.^	78,000	3,881,826
Manulife Financial Corp.^	53,300	1,924,663
Potash Corp. of Saskatchewan, Inc.	41,600	7,468,032
Suncor Energy, Inc.	34,800	2,792,090
Talisman Energy, Inc.	37,600	714,400
Teck Cominco Ltd., Class B
(Toronto Exchange)^	45,100	3,416,938
Teck Cominco Ltd., Class B
(New York Exchange)	24,200	1,839,926

		43,110,982

France (2.8%)
Groupe Danone	1,553	254,332
Groupe Danone (ADR)^	12,500	414,750
Vallourec	18,600	5,081,604

		5,750,686

Germany (1.8%)
BASF AG	2,165	256,927
BASF AG (ADR)^	19,000	2,257,390
RWE AG	10,724	1,133,790

		3,648,107

Italy (1.6%)
Saipem S.p.A.	104,331	3,264,331

Luxembourg (4.3%)
Tenaris S.A. (ADR)	189,900	8,803,764

Mexico (0.0%)
Cemex S.A.B. de C.V.
(Sponsored ADR)*	1	33

Sweden (1.1%)
Volvo AB (ADR)	6,200	603,074
Volvo AB, Class B	84,000	1,631,345
Volvo AB, Class B
Redemption Shares* †	16,800	62,686

		2,297,105

Switzerland (5.1%)
Nestle S.A. (Registered)	5,100	2,020,509
Novartis AG (Registered)	14,884	866,462
Syngenta AG (ADR)*	30,000	1,191,000
Syngenta AG (Registered)*	12,786	2,543,248
UBS AG (Registered)
(New York Exchange)	20,200	1,310,980
UBS AG (Registered)
(Virt-X Exchange)^	39,098	2,534,019

		10,466,218

United Kingdom (14.3%)
Anglo American plc	46,433	2,457,363
Anglo American plc (ADR)^	117,400	3,098,186
BAE Systems plc	281,685	2,556,550
British American Tobacco plc	81,355	2,510,620
British American Tobacco plc (ADR)^	18,800	1,170,488
Cadbury Schweppes plc	16,553	218,377
Cadbury Schweppes plc (ADR)^	29,800	1,580,890
Diageo plc	61,500	1,297,033
Diageo plc (Sponsored ADR)	64,100	5,410,040
Rio Tinto plc	60,335	3,678,232
Rio Tinto plc (ADR)^	23,000	5,612,000

		29,589,779

United States (33.5%)
Cooper Industries Ltd., Class A	92,100	4,582,896
GlobalSantaFe Corp.	187,200	11,967,696
IPSCO, Inc.	62,600	9,255,410
Noble Corp.	143,300	12,067,293
Schlumberger Ltd.	140,700	10,387,881
Transocean, Inc.*	134,300	11,576,660
Weatherford International Ltd.*	173,200	9,091,268

		68,929,104

Total Common Stocks (100.0%)
(Cost $163,306,306)		206,040,358

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (15.0%)
Bear Stearns Cos., Inc., Repurchase Agreement 5.31%, 5/1/07 (r)	$30,846,585	30,846,585

Time Deposit (0.7%)
JPMorgan Chase Nassau 4.74%, 5/1/07	1,438,069	1,438,069

Total Short-Term Investments (15.7%)
(Amortized Cost $32,284,654)		32,284,654

Total Investments (115.7%)
(Cost/Amortized Cost $195,590,960)		238,325,012
Other Assets Less Liabilities (-15.7%)		(32,383,340)

Net Assets (100%)		$205,941,672

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $62,686 or 0.03% of net assets) valued at fair value.
(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2007 (Unaudited)

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended April 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$22,804,180
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$21,964,246

As of April 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$43,778,320
Aggregate gross unrealized depreciation	(1,044,268)

Net unrealized appreciation	$42,734,052

Federal income tax cost of investments	$195,590,960

At April 30, 2007, the Fund had loaned securities with a total value $30,106,054. This was secured by collateral of $30,846,585 of which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Fund has a net capital loss carryforward of $7,433,848 which $905,830 expires in the year 2008 and $6,528,018 expires in the year 2011. A portion of the capital loss carryforward may be limited pursuant to the Internal Revenue Code and regulations.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.8%)
Hotels, Restaurants & Leisure (3.4%)
Starwood Hotels & Resorts Worldwide, Inc.	36,043	$2,415,602

Multiline Retail (2.3%)
Sears Holdings Corp.*	8,747	1,669,890

Specialty Retail (3.1%)
Urban Outfitters, Inc.*^	87,998	2,266,828

Total Consumer Discretionary		6,352,320

Consumer Staples (13.5%)
Food & Staples Retailing (2.0%)
Walgreen Co.	33,065	1,451,554

Food Products (4.2%)
Archer-Daniels-Midland Co.	37,515	1,451,830
Kraft Foods, Inc., Class A	46,534	1,557,493

		3,009,323

Household Products (4.2%)
Procter & Gamble Co.	47,761	3,071,510

Tobacco (3.1%)
Altria Group, Inc.	32,540	2,242,657

Total Consumer Staples		9,775,044

Energy (2.3%)
Oil, Gas & Consumable Fuels (2.3%)
Range Resources Corp.^	45,187	1,651,585

Total Energy		1,651,585

Financials (9.4%)
Capital Markets (2.5%)
Morgan Stanley	21,090	1,771,771

Consumer Finance (3.8%)
American Express Co.	45,661	2,770,253

Insurance (3.1%)
American International Group, Inc.	32,524	2,273,753

Total Financials		6,815,777

Health Care (16.0%)
Biotechnology (10.1%)
Amgen, Inc.*	21,107	1,353,803
Biogen Idec, Inc.*	39,071	1,844,542
Genentech, Inc.*	26,067	2,085,099
Gilead Sciences, Inc.*	24,741	2,021,835

		7,305,279

Health Care Providers & Services (2.7%)
Medco Health Solutions, Inc.*	25,411	1,982,566

Pharmaceuticals (3.2%)
Abbott Laboratories	41,001	2,321,476

Total Health Care		11,609,321

Industrials (10.2%)
Aerospace & Defense (2.3%)
Boeing Co.	17,845	1,659,585

Industrial Conglomerates (3.1%)
General Electric Co.	61,232	2,257,011

Machinery (2.1%)
Caterpillar, Inc.	21,272	1,544,773

Road & Rail (2.7%)
Union Pacific Corp.	17,145	1,958,816

Total Industrials		7,420,185

Information Technology (34.8%)
Communications Equipment (10.6%)
Corning, Inc.*	109,867	2,606,045
QUALCOMM, Inc.	115,465	5,057,367

		7,663,412

Computers & Peripherals (4.2%)
Apple Inc.*	14,521	1,449,196
SanDisk Corp.*^	36,440	1,583,318

		3,032,514

Internet Software & Services (4.4%)
Google, Inc., Class A*	6,779	3,195,485

IT Services (1.7%)
Western Union Co.	60,882	1,281,566

Semiconductors & Semiconductor Equipment (2.5%)
Broadcom Corp., Class A*	55,689	1,812,677

Software (11.4%)
Electronic Arts, Inc.*	78,026	3,933,291
Microsoft Corp.	144,683	4,331,809

		8,265,100

Total Information Technology		25,250,754

Materials (2.7%)
Metals & Mining (2.7%)
Alcoa, Inc.	56,158	1,993,047

Total Materials		1,993,047

Total Common Stocks (97.7%)
(Cost $64,772,658)		70,868,033

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (5.7%)
Bear Stearns Cos., Inc., Repurchase Agreement
5.31%, 5/1/07 (r)	$4,113,943	4,113,943

Time Deposits (0.1%)
JPMorgan Chase Nassau
4.74%, 5/1/07	62,491	62,491

Total Short-Term Investments (5.8%)
(Amortized Cost $4,176,434)		4,176,434

Total Investments (103.5%)
(Cost/Amortized Cost $68,949,092)		75,044,467
Other Assets Less Liabilities (-3.5%)		(2,540,300)

Net Assets (100%)		$72,504,167

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2007 (Unaudited)

Investment security transactions for the six months ended April 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$25,706,659
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$37,296,811

As of April 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,171,041
Aggregate gross unrealized depreciation	(1,284,619)

Net unrealized appreciation	$5,886,422

Federal income tax cost of investments	$69,158,045

At April 30, 2007, the Fund had loaned securities with a total value $3,927,103. This was secured by collateral of $4,113,943 of which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Fund has a net capital loss carryforward of $114,787,651 of which $7,069,507 expires in the year 2007, $73,520,656 expires in the year 2008, and $34,197,488 expires in the year 2009.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

April 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM DEBT SECURITIES:
Certificate of Deposit (3.2%)
Union Bank of California
5.27%, 5/29/07	$4,000,000	$3,999,985

Commercial Paper (76.3%)
Abbey National N.A. LLC
5.00%, 5/1/07 (p)	4,500,000	4,500,000
Atlantis One Funding
5.11%, 6/8/07 (n)(p)	4,000,000	3,977,960
Bank of America Corp.
5.26%, 10/11/07 (p)	4,000,000	3,906,456
Barclays U.S. Funding Corp.
5.11%, 6/7/07 (p)	4,000,000	3,978,560
CC USA, Inc.
5.23%, 7/24/07 §(p)	4,000,000	3,951,187
Citigroup Funding, Inc.
4.89%, 5/14/07 (p)	4,000,000	3,992,402
DaimlerChrysler Revolving Auto Conduit LLC
5.20%, 7/3/07 (p)	4,000,000	3,963,390
Deutsche Bank Financial LLC
5.00%, 5/1/07 (p)	4,500,000	4,500,000
FCAR Owner Trust I
4.87%, 5/14/07 (p)	5,000,000	4,990,539
General Electric Capital Corp.
5.06%, 6/8/07 (p)	5,000,000	4,972,767
Govco LLC
5.23%, 7/23/07 (n)(p)	4,000,000	3,951,768
Harrier Finance Funding U.S. LLC
5.18%, 6/21/07 §(p)	4,000,000	3,970,307
K2 (USA) LLC
5.01%, 5/21/07 §(p)	4,000,000	3,988,333
Kredietbank N.A. Financial Corp.
4.77%, 5/11/07 (p)	4,000,000	3,994,178
Mane Funding Corp.
4.50%, 5/7/07 (n)(p)	4,000,000	3,996,506
5.11%, 6/8/07 (n)(p)	1,000,000	994,490
Premier Asset Collateralized Entity LLC
5.08%, 5/30/07 §(p)	4,000,000	3,983,148
Prudential Funding LLC
5.00%, 5/1/07 (p)	4,500,000	4,500,000
Scaldis Capital LLC
5.24%, 7/25/07 (n)(p)	4,000,000	3,950,511
Simba Funding Corp.
5.14%, 6/12/07 (n)(p)	4,000,000	3,975,593
Solitaire Funding LLC
5.10%, 6/1/07 (n)(p)	4,000,000	3,981,951
Thames Asset Global Securitization No. 1, Inc.
5.10%, 6/5/07 (n)(p)	5,000,000	4,974,625
UBS Finance Delaware LLC
5.00%, 5/1/07 (p)	4,500,000	4,500,000

Total Commercial Paper		93,494,671

Time Deposits (6.2%)
JPMorgan Chase Nassau
4.74%, 5/1/07	102,825	102,825
Key Bank N.A.
5.26%, 5/1/07	4,000,000	4,000,000
Manufacturers & Traders Trust Co.
5.30%, 5/1/07	3,500,000	3,500,000

Total Time Deposits		7,602,825

Variable Rate Securities (15.4%)
General Electric Capital Corp.
5.45%, 10/17/07 (l)	3,850,000	3,850,000
Links Finance LLC
5.33%, 10/30/07 §(l)	4,000,000	3,999,800
Merrill Lynch & Co., Inc.
5.57%, 7/11/07 (l)	2,000,000	2,000,000
Morgan Stanley
5.48%, 1/18/08 (l)	4,000,000	4,004,301
Royal Bank of Canada
5.37%, 5/9/08 (l)	5,000,000	5,000,000

Total Variable Rate Securities		18,854,101

Total Investments (101.1%)
(Amortized Cost $123,951,582)		123,951,582
Other Assets Less Liabilities (-1.1%)		(1,402,278)

Net Assets (100%)		$122,549,304

Federal Income Tax Cost of Investments		$123,951,582

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2007, the market value of these securities amounted to $19,892,775 or 16.23% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(l)	Floating rate security. Rate disclosed is as of April 30, 2007.
(n)	Section 4(2) Commercial Paper. Private Placement for non-current transaction. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(p)	Yield to Maturity.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SHORT DURATION BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (48.2%)
Asset-Backed Securities (29.9%)
Aegis Asset Backed Securities Trust,
Series 06-1 A1
5.400%, 1/25/37 (l)	$311,621	$311,601
AmeriCredit Automobile Receivables Trust,
Series 05-DA A3
4.870%, 12/6/10	568,383	566,690
Amresco Residential Securities Mortgage Loan Trust,
Series 98-2 M1F
6.745%, 6/25/28	49,660	49,849
Atherton Franchisee Loan Funding,
Series 98-A A2
6.720%, 5/15/20 (b)	18,578	18,545
Banc of America Securities Auto Trust,
Series 06-G1 A3
5.180%, 6/18/10	375,000	375,452
Bank of America Credit Card Trust,
Series 06-A16 A16
4.720%, 5/15/13	425,000	422,249
Capital One Master Trust,
Series 98-1 A
6.310%, 6/15/11	750,000	757,634
Capital One Multi-Asset Execution Trust,
Series 03-C1 C1
7.870%, 3/15/11 (l)	250,000	256,024
Carmax Auto Owner Trust,
Series 05-2 A3
4.210%, 1/15/10	530,766	527,316
Centex Home Equity,
Series 04-D MV3
6.320%, 9/25/34 (l)	750,000	753,104
Chase Manhattan Auto Owner Trust,
Series 06-B A4
5.110%, 4/15/14	625,000	627,911
Citibank Credit Card Issuance Trust,
Series 02-C3 C3
6.495%, 12/15/09 (l)	220,000	221,122
Series 03-A3 A3
3.100%, 3/10/10	400,000	392,780
Series 05-B1 B1
4.400%, 9/15/10	750,000	741,745
Series 05-C5 C5
4.950%, 10/25/10	600,000	596,679
CNH Equipment Trust,
Series 06-A A3
5.200%, 8/16/10	700,000	700,518
Countrywide Asset-Backed Certificates,
Series 06-20 2A1
5.370%, 4/25/37 (l)	400,136	400,107
Daimler Chrysler Auto Trust,
Series 06-C A3
5.020%, 7/8/10	475,000	474,428
Series 06-D A3
4.980%, 2/8/11	500,000	499,363
Discover Card Master Trust I,
Series 03-2 B
3.850%, 8/15/10	500,000	493,592
DVI Receivables Corp.,
Series 03-1 D1
7.270%, 3/14/11 †(l)	160,268	—
Ford Credit Auto Owner Trust,
Series 05-C A3
4.300%, 8/15/09	481,691	478,768
Fremont Home Loan Trust,
Series 05-E 2A2
5.490%, 1/25/36 (l)	289,425	289,489
GCO Slims Trust,
Series 06-1A
5.720%, 3/1/22 (b)	346,777	344,826
Harley-Davidson Motorcycle Trust,
Series 06-2 A2
5.350%, 3/15/13	750,000	754,566
Household Automotive Trust,
Series 05-2 A3
4.370%, 5/17/10	389,270	386,920
Lehman ABS Manufactured Housing Contract,
Series 01-B A3
4.350%, 5/15/14	126,364	120,519
Long Beach Auto Receivables Trust,
Series 05-A A3
4.080%, 6/15/10	477,370	475,029
MBNA Credit Card Master Note Trust,
Series 05-A7 A7
4.300%, 2/15/11^	750,000	742,324
Morgan Stanley ABS Capital I,
Series 04-HE4 M3
6.820%, 5/25/34 (l)	300,000	299,998
National City Auto Receivables Trust,
Series 04-A A4
2.880%, 5/15/11	304,972	299,936
Nissan Auto Receivables Owner Trust,
Series 06-B A3
5.160%, 2/15/10	350,000	349,603
Triad Auto Receivables Owner Trust,
Series 04-A A4
2.500%, 9/13/10	454,035	444,657
USAA Auto Owner Trust,
Series 06-1 A3
5.010%, 9/15/10	500,000	499,112
World Omni Auto Receivables Trust,
Series 05-A A4
3.820%, 11/12/11	550,000	541,170

		15,213,626

Non-Agency CMO (18.3%)
Banc of America Funding Corp.,
Series 06-I 1A1
4.575%, 12/20/36 (l)	377,413	374,419
Banc of America Mortgage Securities, Inc.,
Series 03-B 2A2
4.413%, 3/25/33 (l)	121,242	121,004
Series 03-I 1A1
5.654%, 10/25/33 (l)	154,697	157,646
Series 04-C 2A1
3.708%, 4/25/34 (l)	574,472	565,185
Series 04-K 2A1
4.402%, 12/25/34 (l)	33,489	33,254
Chase Manhattan Bank-First Union National Bank,
Series 99-1 A2
7.439%, 8/15/31	332,652	345,891
Commercial Mortgage Acceptance Corp.,
Series 99-C1 A2
7.030%, 6/15/31	294,289	302,075
Countrywide Alternative Loan Trust,
Series 06-OC9 A1
5.395%, 12/25/36 (l)	321,268	321,364
Credit Suisse Mortgage Capital Certificates,
Series 06-C3 A1
4.991%, 6/15/38	458,760	456,209

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SHORT DURATION BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp.,
Series 99-C1 A2
7.290%, 9/15/41	$374,656	$387,206
Series 02-CKS4 A1
4.485%, 11/15/36	265,739	261,023
DLJ Commercial Mortgage Corp.,
Series 99-CG2 A1B
7.300%, 6/10/32	372,887	385,573
First Horizon Mortgage Pass-Through Trust,
Series 03-AR4 2A1
4.424%, 12/25/33 (l)	399,572	399,709
GE Capital Commercial Mortgage Corp.,
Series 01-2 A2
5.850%, 8/11/33	253,129	255,409
GMAC Commercial Mortgage Securities, Inc.,
Series 98-C2 A2
6.420%, 5/15/35	353,949	356,889
Series 99-C1 A2
6.175%, 5/15/33	319,605	322,681
Greenwich Capital Commercial Funding Corp.,
Series 02-C1 A1
3.357%, 1/11/13	256,927	254,099
GS Mortgage Securities Corp. II,
Series 05-GG4 A1P
5.285%, 7/10/39	277,495	277,523
JP Morgan Mortgage Trust,
Series 07-A1 2A1
4.766%, 7/25/35 (l)	657,837	652,122
Series 07-A1 5A1
4.771%, 7/25/35 (l)	653,204	647,591
Nomura Asset Securities Corp.,
Series 98-D6 A1B
6.590%, 3/15/30	558,149	561,843
PNC Mortgage Acceptance Corp.
Series 99-CM1 A1B
7.330%, 12/10/32	331,846	345,031
Residential Accredit Loans, Inc.,
Series 06-QA9 A1
5.500%, 11/25/36 (l)	361,438	360,944
Sequoia Mortgage Trust,
Series 6A
5.640%, 4/19/27 (l)	71,598	71,596
Washington Mutual Pass-Through Certificates,
Series 03-AR5 A6
3.695%, 6/25/33 (l)	500,000	492,267
Series 03-AR10 A4
4.060%, 10/25/33 (l)	277,948	275,906
Series 04-AR1 A
4.229%, 3/25/34 (l)	316,073	313,362

		9,297,821

Total Asset-Backed and Mortgage-Backed Securities		24,511,447

Consumer Discretionary (0.8%)
Automobiles (0.4%)
DaimlerChrysler N.A. Holding Corp.
4.050%, 6/4/08	200,000	197,209

Media (0.4%)
Time Warner Cable, Inc.
5.400%, 7/2/12 (b)	200,000	200,556

Total Consumer Discretionary		397,765

Energy (1.4%)
Oil, Gas & Consumable Fuels (1.4%)
Anadarko Petroleum Corp.
3.250%, 5/1/08	200,000	195,565
Conoco Funding Co.
6.350%, 10/15/11	275,000	289,080
Ocean Energy, Inc.
4.375%, 10/1/07	200,000	199,054

Total Energy		683,699

Financials (10.9%)
Capital Markets (2.7%)
Goldman Sachs Group, Inc.
5.300%, 2/14/12	625,000	626,893
Lehman Brothers Holdings, Inc.
5.250%, 2/6/12	375,000	375,046
Morgan Stanley
5.625%, 1/9/12	375,000	380,673

		1,382,612

Commercial Banks (2.2%)
Bank One N.A./Illinois
3.700%, 1/15/08	400,000	395,757
Wachovia Bank N.A.
5.800%, 12/1/08	250,000	252,863
Wells Fargo & Co.
3.120%, 8/15/08	500,000	485,624

		1,134,244

Consumer Finance (0.7%)
HSBC Finance Corp.
5.875%, 2/1/09	370,000	374,242

Diversified Financial Services (3.1%)
Bank of America Corp.
3.875%, 1/15/08	375,000	371,074
Citigroup, Inc.
4.200%, 12/20/07	350,000	347,440
5.250%, 2/27/12	325,000	327,184
General Electric Capital Corp.
4.125%, 9/1/09	550,000	540,005

		1,585,703

Insurance (1.5%)
American International Group, Inc.
2.875%, 5/15/08	420,000	409,714
Protective Life Secured Trusts
3.700%, 11/24/08	350,000	341,873

		751,587

Real Estate Investment Trusts (REITs) (0.7%)
Simon Property Group LP (REIT)
6.375%, 11/15/07	325,000	326,475

Total Financials		5,554,863

Government Securities (34.7%)
Agency CMO (6.5%)
Federal Home Loan Mortgage Corp.
5.500%, 6/15/26	710,000	715,391
6.000%, 4/15/27	688,044	696,742
5.500%, 6/15/27	312,425	314,134
5.500%, 10/15/27	427,611	429,901
Federal National Mortgage Association
5.500%, 1/25/29	390,000	391,600
5.500%, 6/25/30	743,219	746,437

		3,294,205

U.S. Government Agencies (19.0%)
Federal Home Loan Bank
3.375%, 2/15/08	1,150,000	1,134,029
Federal Home Loan Mortgage Corp.
4.769%, 5/1/35 (l)	685,280	677,621

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SHORT DURATION BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
Federal National Mortgage Association
4.250%, 8/15/10^	$1,350,000	$1,328,046
5.500%, 3/1/18	1,022,659	1,026,697
6.500%, 4/1/21	423,788	434,498
5.000%, 3/1/22	791,472	780,235
4.489%, 5/1/33 (l)	356,487	353,939
3.675%, 6/1/34 (l)	181,746	182,698
4.277%, 7/1/34 (l)	258,932	256,913
4.514%, 4/1/35 (l)	699,296	695,436
4.631%, 5/1/35 (l)	706,296	704,144
4.639%, 5/1/35 (l)	710,121	705,598
4.909%, 6/1/35 (l)	621,669	622,740
4.842%, 12/1/35 (l)	759,084	758,829

		9,661,423

U.S. Treasuries (9.2%)
U.S. Treasury Notes
4.625%, 9/30/08^	50,000	49,896
4.875%, 1/31/09^	520,000	521,666
4.750%, 2/28/09^	1,850,000	1,852,745
4.750%, 1/31/12^	645,000	651,274
4.625%, 2/29/12^	120,000	120,544
4.500%, 4/30/12	1,500,000	1,498,945

		4,695,070

Total Government Securities		17,650,698

Health Care (0.4%)
Health Care Providers & Services (0.4%)
WellPoint, Inc.
3.750%, 12/14/07	200,000	197,942

Total Health Care		197,942

Industrials (1.9%)
Aerospace & Defense (0.7%)
Goodrich Corp.
7.500%, 4/15/08	375,000	381,505

Airlines (0.8%)
Southwest Airlines Co.
7.875%, 9/1/07	400,000	402,871

Road & Rail (0.4%)
CSX Corp.
6.250%, 10/15/08	200,000	202,610

Total Industrials		986,986

Telecommunication Services (1.3%)
Diversified Telecommunication Services (0.9%)
Deutsche Telekom International Finance B.V.
3.875%, 7/22/08	370,000	364,047
Telefonica Emisiones S.A.U.
5.984%, 6/20/11	100,000	102,701

		466,748

Wireless Telecommunication Services (0.4%)
Vodafone Group plc
5.350%, 2/27/12^	200,000	201,028

Total Telecommunication Services		667,776

Utilities (0.4%)
Electric Utilities (0.4%)
Ohio Edison Co.
4.000%, 5/1/08	200,000	197,553

Total Utilities		197,553

Total Long-Term Debt Securities (100.0%)
(Cost $51,069,340)		50,848,729

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (6.6%)
Bear Stearns Cos., Inc., Repurchase Agreement
5.31%, 5/1/07 (r)	3,354,604	3,354,604

Time Deposit (1.1%)
JPMorgan Chase Nassau
4.74%, 5/1/07	549,221	549,221

Total Short-Term Investments (7.7%)
(Amortized Cost $3,903,825)		3,903,825

Total Investments (107.7%)
(Cost/Amortized Cost $54,973,165)		54,752,554
Other Assets Less Liabilities (-7.7%)		(3,911,931)

Net Assets (100%)		$50,840,623

^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $0 or 0.00% of net assets) valued at fair value.
(b)	Illiquid security.
(l)	Floating rate security. Rate disclosed is as of April 30, 2007.
(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CMO — Collateralized Mortgage Obligation

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SHORT DURATION BOND FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2007 (Unaudited)

Investment security transactions for the six months ended April 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$15,485,962
U.S. Government securities	12,997,672

$28,483,634

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$9,486,972
U.S. Government securities	13,938,095

$23,425,067

As of April 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$117,872
Aggregate gross unrealized depreciation	(338,483)

Net unrealized depreciation	$(220,611)

Federal income tax cost of investments	$54,973,165

At April 30, 2007, the Fund had loaned securities with a total value of $4,868,246. This was secured by collateral of $3,354,604 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $1,602,197 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The Fund has a net capital loss carryforward of $539,530 of which $187,133 expires in the year 2013 and $352,397 expires in the year 2014.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY GROWTH FUND

PORTFOLIO OF INVESTMENTS

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.8%)
Hotels, Restaurants & Leisure (2.6%)
Red Robin Gourmet Burgers, Inc.*^	26,755	$1,059,498
Vail Resorts, Inc.*^	36,300	2,069,826

		3,129,324

Household Durables (3.3%)
Universal Electronics, Inc.*^	137,310	3,885,873

Internet & Catalog Retail (0.3%)
U.S. Auto Parts Network, Inc.*^	54,563	316,465

Leisure Equipment & Products (1.1%)
Pool Corp.^	32,975	1,323,287

Media (1.2%)
Entravision Communications Corp., Class A*	145,865	1,430,936

Specialty Retail (4.8%)
Build-A-Bear Workshop, Inc.*^	81,130	2,235,131
Genesco, Inc.*^	66,445	3,367,433

		5,602,564

Textiles, Apparel & Luxury Goods (4.5%)
Carter’s, Inc.*^	61,900	1,621,780
Volcom, Inc.*^	86,590	3,637,646

		5,259,426

Total Consumer Discretionary		20,947,875

Consumer Staples (0.9%)
Personal Products (0.9%)
Physicians Formula Holdings, Inc.*	48,360	1,016,527

Total Consumer Staples		1,016,527

Energy (8.0%)
Energy Equipment & Services (5.8%)
Core Laboratories N.V.*	14,655	1,332,433
Lufkin Industries, Inc.	9,520	592,334
Oceaneering International, Inc.*	21,930	1,042,552
Tetra Technologies, Inc.*	78,775	2,086,750
Unit Corp.*	30,575	1,747,361

		6,801,430

Oil, Gas & Consumable Fuels (2.2%)
Edge Petroleum Corp.*^	52,205	716,775
Goodrich Petroleum Corp.*	54,540	1,915,990

		2,632,765

Total Energy		9,434,195

Financials (7.4%)
Capital Markets (3.2%)
Cowen Group, Inc.*	66,165	1,110,910
Investment Technology Group, Inc.*	30,845	1,167,175
Lazard Ltd., Class A	26,955	1,459,613

		3,737,698

Commercial Banks (0.5%)
Boston Private Financial Holdings, Inc.	19,615	545,493

Consumer Finance (2.4%)
Cash America International, Inc.	65,650	2,833,454

Insurance (1.3%)
American Safety Insurance Holdings Ltd.*	32,340	671,055
First Mercury Financial Corp.*	41,095	850,667

		1,521,722

Total Financials		8,638,367

Health Care (16.1%)
Biotechnology (1.3%)
Cubist Pharmaceuticals, Inc.*	35,770	767,267
Myriad Genetics, Inc.*^	21,180	774,129

		1,541,396

Health Care Equipment & Supplies (7.4%)
American Medical Systems Holdings, Inc.*^	109,475	1,940,992
Arrow International, Inc.^	56,405	1,795,935
Cutera, Inc.*^	40,405	1,183,058
DJO, Inc.*^	25,100	980,406
Respironics, Inc.*	49,520	2,018,435
Thoratec Corp.*^	39,190	768,908

		8,687,734

Health Care Providers & Services (3.7%)
Animal Health International, Inc.*	49,325	658,982
Centene Corp.*^	45,765	952,370
Horizon Health Corp.*^	34,855	675,141
Matria Healthcare, Inc.*^	51,595	1,495,223
MWI Veterinary Supply, Inc.*	15,870	589,729

		4,371,445

Health Care Technology (2.6%)
Eclipsys Corp.*^	131,645	2,467,027
Vital Images, Inc.*^	16,595	512,122

		2,979,149

Life Sciences Tools & Services (1.1%)
ICON plc (ADR)*	27,405	1,286,117

Total Health Care		18,865,841

Industrials (17.2%)
Commercial Services & Supplies (6.6%)
Corrections Corp. of America*	44,767	2,542,765
GEO Group, Inc.*	14,990	767,488
School Specialty, Inc.*^	42,860	1,413,523
Waste Connections, Inc.*	98,145	3,059,180

		7,782,956

Construction & Engineering (1.6%)
InfraSource Services, Inc.*	54,905	1,832,729

Electrical Equipment (1.8%)
General Cable Corp.*	36,875	2,118,100

Machinery (7.2%)
Actuant Corp., Class A^	31,125	1,649,625
Bucyrus International, Inc., Class A^	59,890	3,757,498
Kaydon Corp.	11,790	560,379
Titan International, Inc.	89,900	2,533,382

		8,500,884

Total Industrials		20,234,669

Information Technology (23.4%)
Communications Equipment (2.0%)
EMS Technologies, Inc.*	61,888	1,162,257
Ixia*^	108,375	929,857
Sirenza Microdevices, Inc.*^	26,800	244,148

		2,336,262

Computers & Peripherals (1.3%)
Avid Technology, Inc.*^	45,900	1,526,175

Electronic Equipment & Instruments (8.0%)
Coherent, Inc.*	93,890	2,947,207
Daktronics, Inc.^	56,605	1,289,462
Dolby Laboratories, Inc., Class A*	50,625	1,793,137
OYO Geospace Corp.*^	45,565	3,408,718

		9,438,524

Internet Software & Services (2.9%)
CNET Networks, Inc.*	205,660	1,733,714

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY GROWTH FUND

PORTFOLIO OF INVESTMENTS

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Internet Capital Group, Inc.*^	78,805	$943,296
Switch & Data Facilities Co., Inc.*	38,380	703,505

		3,380,515

IT Services (2.1%)
Global Cash Access Holdings, Inc.*	154,100	2,414,747

Semiconductors & Semiconductor Equipment (2.3%)
Advanced Energy Industries, Inc.*^	29,355	719,197
Eagle Test Systems, Inc.*^	47,656	823,019
Trident Microsystems, Inc.*	53,535	1,136,548

		2,678,764

Software (4.8%)
Ansys, Inc.*	46,050	2,357,760
FactSet Research Systems, Inc	26,785	1,647,545
The9 Ltd. (ADR)*^	40,229	1,645,769

		5,651,074

Total Information Technology		27,426,061

Materials (6.6%)
Chemicals (3.6%)
Quaker Chemical Corp.	26,160	598,018
Terra Industries, Inc.*^	203,675	3,592,827

		4,190,845

Construction Materials (1.7%)
Texas Industries, Inc.^	25,695	1,957,188

Metals & Mining (1.3%)
Claymont Steel Holdings, Inc.*^	48,500	1,121,320
Northwest Pipe Co.*	12,760	456,170

		1,577,490

Total Materials		7,725,523

Total Common Stocks (97.4%)
(Cost $87,682,144)		114,289,058

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (31.8%)
Bear Stearns Cos., Inc., Repurchase Agreement
5.31%, 5/1/07 (r)	$37,286,288	$37,286,288

Time Deposit (3.6%)
JPMorgan Chase Nassau
4.74%, 5/1/07	4,200,824	4,200,824

Total Short-Term Investments (35.4%)
(Amortized Cost $41,487,112)		41,487,112

Total Investments (132.8%)
(Cost/Amortized Cost $129,169,256)		155,776,170
Other Assets Less Liabilities (-32.8%)		(38,518,669)

Net Assets (100%)		$117,257,501

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended April 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$33,571,654
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$43,663,895
As of April 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$ 28,778,684
Aggregate gross unrealized depreciation	(2,289,699)

Net unrealized appreciation	$26,488,985

Federal income tax cost of investments	$129,287,185

At April 30, 2007, the Fund had loaned securities with a total value $35,748,021. This was secured by collateral of $37,286,288 of which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY VALUE FUND

PORTFOLIO OF INVESTMENTS

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (21.3%)
Auto Components (2.0%)
BorgWarner, Inc.	87,000	$6,778,170
Dana Corp.*	30,000	30,000
Federal-Mogul Corp.*^	30,000	35,400
Modine Manufacturing Co.^	114,800	2,655,324
Proliance International, Inc.*^	164,000	603,520
Strattec Security Corp.*^	21,000	994,980
Superior Industries International, Inc.^	2,000	45,700
Tenneco, Inc.*^	1,000	29,950

		11,173,044

Automobiles (0.3%)
Coachmen Industries, Inc.^	13,000	134,420
Fleetwood Enterprises, Inc.*^	172,000	1,432,760
Monaco Coach Corp.^	22,000	337,260

		1,904,440

Hotels, Restaurants & Leisure (4.3%)
Canterbury Park Holding Corp.	37,500	521,250
Churchill Downs, Inc.^	58,000	2,708,020
Denny’s Corp.*^	25,000	117,250
Dover Downs Gaming & Entertainment, Inc.^	29,000	377,290
Dover Motorsports, Inc.^	205,000	1,150,050
Gaylord Entertainment Co.*^	140,000	7,672,000
Magna Entertainment Corp., Class A*^	290,000	864,200
Marcus Corp.^	10,000	217,300
Pinnacle Entertainment, Inc.*	125,000	3,510,000
Six Flags, Inc.*^	100,000	596,000
Steak n Shake Co.*^	110,000	1,778,700
Triarc Cos., Inc., Class A^	90,000	1,593,000
Triarc Cos., Inc., Class B^	170,000	2,765,900

		23,870,960

Household Durables (1.5%)
Cavalier Homes, Inc.*	150,000	726,000
Cavco Industries, Inc.*^	80,000	3,004,800
Champion Enterprises, Inc.*^	160,000	1,644,800
Fedders Corp.*^	280,000	173,600
Jarden Corp.*^	3,000	126,420
Lenox Group, Inc.*^	50,000	395,000
National Presto Industries, Inc.^	4,000	236,360
Nobility Homes, Inc.^	10,000	210,500
Palm Harbor Homes, Inc.*^	45,000	668,250
Skyline Corp.^	39,600	1,300,860
Syratech Corp.*	400	20

		8,486,610

Internet & Catalog Retail (0.1%)
ValueVision Media, Inc., Class A*^	40,000	452,400

Leisure Equipment & Products (0.3%)
Fairchild Corp., Class A*	410,000	820,000
Marine Products Corp.^	75,000	660,750

		1,480,750

Media (10.7%)
Acme Communications, Inc.^	105,000	578,550
Beasley Broadcasting Group, Inc., Class A	90,000	822,600
Belo Corp., Class A	140,000	2,697,800
Cablevision Systems Corp. - New York Group, Class A*	335,000	10,981,300
Crown Media Holdings, Inc., Class A*^	69,000	394,680
E.W. Scripps Co., Class A	110,000	4,763,000
Fisher Communications, Inc.*^	85,000	4,124,200
Gemstar-TV Guide International, Inc.*	330,396	1,466,958
Granite Broadcasting Corp.*	50,000	2,650
Gray Television, Inc.^	250,000	2,667,500
Gray Television, Inc., Class A^	65,000	741,000
Interactive Data Corp.^	145,000	4,151,350
Interep National Radio Sales, Inc., Class A*	75,000	38,250
Journal Communications, Inc., Class A^	70,000	944,300
Journal Register Co.^	85,000	498,950
Lakes Entertainment, Inc.*^	225,000	2,785,500
Lee Enterprises, Inc.	68,000	1,780,240
Liberty Global, Inc., Class A*	15,013	538,817
Lin TV Corp., Class A*	190,000	3,032,400
Martha Stewart Living Omnimedia, Class A^	6,000	114,060
McClatchy Co., Class A^	50,000	1,445,000
Media General, Inc., Class A^	136,000	4,996,640
Meredith Corp.	1,000	57,920
Nexstar Broadcasting Group, Inc., Class A*^	35,000	418,250
Primedia, Inc.*^	645,000	1,612,500
Salem Communications Holding Corp., Class A^	120,000	1,382,400
Sinclair Broadcast Group, Inc., Class A	225,000	3,674,250
Spanish Broadcasting System, Class A*^	80,000	272,800
Triple Crown Media, Inc.*^	40,000	355,200
Value Line, Inc.^	16,000	754,880
World Wrestling Entertainment, Inc., Class A^	30,000	510,300
Young Broadcasting, Inc., Class A*^	230,000	984,400

		59,588,645

Specialty Retail (1.5%)
Aaron Rents, Inc., Class A	3,000	76,050
AutoNation, Inc.*^	10,000	204,400
Big 5 Sporting Goods Corp.	12,000	307,200
Bowlin Travel Centers, Inc.*	63,000	126,000
Cabela’s, Inc.*	1,000	23,720
CSK Auto Corp.*^	100,000	1,676,000
Earl Scheib, Inc.*	120,000	450,000
Gander Mountain Co.*^	2,000	25,380
Midas, Inc.*^	160,000	3,496,000
Pep Boys - Manny, Moe & Jack^	40,000	746,000
Tractor Supply Co.*^	20,000	1,034,800

		8,165,550

Textiles, Apparel & Luxury Goods (0.6%)
Hartmarx Corp.*^	150,000	987,000
Levcor International, Inc.*	59,000	22,420
Movado Group, Inc.^	60,000	1,975,200
Wolverine World Wide, Inc.	10,000	285,800

		3,270,420

Total Consumer Discretionary		118,392,819

Consumer Staples (9.6%)
Beverages (0.4%)
Boston Beer Co., Inc., Class A*^	48,000	1,546,080
Brown-Forman Corp., Class A^	4,000	267,920
Brown-Forman Corp., Class B	7,600	485,868
Vermont Pure Holdings Ltd.*	10,000	19,000

		2,318,868

Food & Staples Retailing (2.1%)
Ingles Markets, Inc., Class A^	175,000	6,293,000

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Topps Co., Inc.^	255,000	$2,527,050
Weis Markets, Inc.^	72,000	3,098,880

		11,918,930

Food Products (4.3%)
Corn Products International, Inc.^	117,000	4,658,940
Del Monte Foods Co.	75,000	870,000
Delta & Pine Land Co.	76,000	3,134,240
Farmer Brothers Co.^	25,000	536,250
Flowers Foods, Inc.^	120,000	3,742,800
Griffin Land & Nurseries, Inc.*^	65,300	2,233,260
Hain Celestial Group, Inc.*^	30,000	900,900
JM Smucker Co .	72,000	4,019,040
John B. Sanfilippo & Son, Inc.*^	2,000	26,900
Ralcorp Holdings, Inc.*^	52,000	3,422,120
Tootsie Roll Industries, Inc.^	10,300	298,597

		23,843,047

Household Products (1.9%)
Church & Dwight Co., Inc.	98,250	4,984,222
Energizer Holdings, Inc.*	20,000	1,943,600
Katy Industries, Inc.*	165,000	231,000
Oil-Dri Corp. of America	155,000	2,830,300
Spectrum Brands, Inc.*^	40,000	278,400

		10,267,522

Personal Products (0.9%)
Elizabeth Arden, Inc.*^	30,000	675,300
Revlon, Inc., Class A*^	290,000	374,100
Schiff Nutrition International, Inc.*^	563,400	3,971,970

		5,021,370

Total Consumer Staples		53,369,737

Energy (1.6%)
Energy Equipment & Services (0.6%)
Lufkin Industries, Inc.^	3,000	186,660
RPC, Inc.^	90,000	1,484,100
W-H Energy Services, Inc.*	34,000	1,839,740

		3,510,500

Oil, Gas & Consumable Fuels (1.0%)
Kinder Morgan, Inc.	50,000	5,328,000

Total Energy		8,838,500

Financials (6.0%)
Capital Markets (2.7%)
BKF Capital Group, Inc.*	50,000	152,500
Epoch Holding Corp.*^	499,000	8,468,030
SWS Group, Inc.	255,000	6,627,450

		15,247,980

Commercial Banks (0.4%)
First Republic Bank/California	30,000	1,623,000
Sterling Bancorp/New York^	38,430	665,223

		2,288,223

Insurance (2.2%)
Alleghany Corp.*	7,344	2,627,683
Argonaut Group, Inc.*^	85,000	2,856,850
CNA Surety Corp.*^	260,000	5,366,400
Midland Co.^	27,000	1,185,030
Phoenix Cos., Inc.^	15,000	223,500

		12,259,463

Real Estate Management & Development (0.2%)
Gyrodyne Co. of America, Inc.	15,500	926,745

Thrifts & Mortgage Finance (0.5%)
Crazy Woman Creek Bancorp, Inc.‡	50,000	1,000,000
Flushing Financial Corp.^	102,000	1,586,100

		2,586,100

Total Financials		33,308,511

Health Care (4.2%)
Biotechnology (0.0%)
Digene Corp.*^	1,200	55,020

Health Care Equipment & Supplies (2.3%)
Advanced Medical Optics, Inc.*^	20,000	808,600
Align Technology, Inc.*^	50,000	1,133,000
ArthroCare Corp.*^	3,000	123,780
Biolase Technology, Inc.*^	22,000	143,000
Biosite, Inc.*^	17,000	1,572,500
CONMED Corp.*^	46,000	1,394,720
Dentsply International, Inc.	12,000	400,920
DJO, Inc.*^	6,000	234,360
Edwards Lifesciences Corp.*^	24,000	1,176,000
Exactech, Inc.*	42,300	705,564
ICU Medical, Inc.*^	30,000	1,252,500
Inverness Medical Innovations, Inc.*^	30,000	1,201,500
Kensey Nash Corp.*^	14,000	360,080
Lifecore Biomedical, Inc.*	25,000	463,000
Orthofix International N.V.*	7,000	368,900
Regeneration Technologies, Inc.*^	40,000	338,800
Sirona Dental Systems, Inc.^	1,000	33,010
Thoratec Corp.*^	35,000	686,700
Young Innovations, Inc.^	6,000	163,740

		12,560,674

Health Care Providers & Services (1.0%)
Chemed Corp.	30,000	1,509,000
Henry Schein, Inc.*	2,000	104,260
Landauer, Inc.^	27,000	1,266,300
OCA, Inc.*†	1,000	10
Odyssey HealthCare, Inc.*	6,000	80,040
Owens & Minor, Inc.^	50,000	1,767,500
Patterson Cos., Inc.*	15,000	540,900

		5,268,010

Health Care Technology (0.0%)
AMICAS, Inc.*^	35,000	103,250

Life Sciences Tools & Services (0.4%)
Invitrogen Corp.*	35,000	2,291,450

Pharmaceuticals (0.5%)
Allergan, Inc .	21,539	2,610,527
Collagenex Pharmaceuticals, Inc.*^	15,000	205,650

		2,816,177

Total Health Care		23,094,581

Industrials (31.0%)
Aerospace & Defense (3.6%)
AAR Corp.*^	50,000	1,527,000
Curtiss-Wright Corp.^	40,000	1,723,600
GenCorp, Inc.*^	380,000	5,061,600
Heico Corp.^	2,000	72,300
Herley Industries, Inc.*^	40,000	618,000
Moog, Inc., Class A*^ .	54,000	2,296,080
Precision Castparts Corp.	84,000	8,745,240

		20,043,820

Air Freight & Logistics (0.9%)
Park-Ohio Holdings Corp.*	227,000	4,841,910

Commercial Services & Supplies (2.3%)
ACCO Brands Corp.*^	6,000	142,800
Allied Waste Industries, Inc.*	150,000	2,005,500

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Central Parking Corp.^	18,000	$402,840
Nashua Corp.*	198,000	1,867,140
Republic Services, Inc.	153,000	4,273,290
Rollins, Inc.^	171,000	3,944,970

		12,636,540

Construction & Engineering (0.2%)
Xanser Corp.*	230,000	1,294,900

Electrical Equipment (6.7%)
A.O. Smith Corp., Class A	10,000	377,000
Ametek, Inc .	195,000	7,074,600
Baldor Electric Co.^	75,000	2,954,250
Belden CDT, Inc.^	61,000	3,408,680
C&D Technologies, Inc.*^	8,000	40,240
Cooper Industries Ltd., Class A	40,000	1,990,400
Franklin Electric Co., Inc.^	40,000	1,703,600
GrafTech International Ltd.*	180,000	1,796,400
Lamson & Sessions Co.*^	10,000	252,800
MagneTek, Inc.*^	180,000	819,000
Roper Industries, Inc.	23,000	1,289,380
Tech/Ops Sevcon, Inc.	85,000	890,800
Thomas & Betts Corp.*	264,000	14,382,720
Woodward Governor Co.	5,000	246,750

		37,226,620

Industrial Conglomerates (2.2%)
Sequa Corp., Class A*^	22,500	2,637,000
Sequa Corp., Class B*^	44,500	5,295,500
Standex International Corp.^	60,000	1,641,600
Teleflex, Inc.	8,000	574,640
Tredegar Corp.^	100,000	2,337,000

		12,485,740

Machinery (11.8%)
Ampco-Pittsburgh Corp .	56,500	2,035,130
Baldwin Technology Co. Class A*	265,000	1,470,750
Barnes Group, Inc.^	5,000	121,500
CIRCOR International, Inc.^	185,000	6,734,000
Clarcor, Inc.^	196,000	6,181,840
CNH Global N.V.^	80,000	3,463,200
Crane Co.^	142,500	6,057,675
Donaldson Co., Inc.	62,000	2,227,040
Flowserve Corp.	170,000	10,371,700
Gardner Denver, Inc.*	95,000	3,591,000
Gorman-Rupp Co.^	65,000	2,084,550
Graco, Inc.	99,000	3,910,500
IDEX Corp.^	50,000	2,623,500
Lindsay Co.^	35,000	1,069,250
Met-Pro Corp.	2,833	42,807
Mueller Industries, Inc.	1,000	32,800
Mueller Water Products, Inc., Class A^	5,000	72,000
Navistar International Corp.*	20,000	1,110,600
Oshkosh Truck Corp.	15,000	839,100
Pentair, Inc.	25,000	803,500
Robbins & Myers, Inc.	144,400	5,549,292
Tennant Co.	65,000	2,081,300
Watts Water Technologies, Inc., Class A^	70,000	2,835,000

		65,308,034

Trading Companies & Distributors (3.3%)
GATX Corp.^	210,000	10,292,100
Huttig Building Products, Inc.*^	80,000	554,400
Industrial Distribution Group, Inc.*^	74,000	981,240
Kaman Corp.	250,000	6,200,000
National Patent Development Corp.*	35,000	98,000

		18,125,740

Total Industrials		171,963,304

Information Technology (3.8%)
Communications Equipment (0.3%)
Andrew Corp.*^	20,000	218,400
Communications Systems, Inc.^	100,000	1,135,000
Plantronics, Inc.^	5,500	138,105
Stratos International, Inc.*^	20,000	160,600
Sycamore Networks, Inc.*^	30,000	110,100

		1,762,205

Computers & Peripherals (0.4%)
Intermec, Inc.*^	110,000	2,456,300

Electronic Equipment & Instruments (2.0%)
CTS Corp.^	260,000	3,400,800
Flir Systems, Inc.*^	4,000	161,960
Gerber Scientific, Inc.*^	125,000	1,251,250
IntriCon Corp.*	145,000	1,000,500
Park Electrochemical Corp.^	138,000	3,801,900
Paxar Corp.*^	40,000	1,200,400

		10,816,810

Internet Software & Services (0.0%)
Jupitermedia Corp.*^	10,000	69,600

IT Services (0.9%)
Edgewater Technology, Inc.*	420,000	3,696,000
StarTek, Inc.^	10,000	96,100
Tyler Technologies, Inc.*^	100,000	1,195,000

		4,987,100

Semiconductors & Semiconductor Equipment (0.1%)
MoSys, Inc.*^	65,000	564,850

Software (0.1%)
FalconStor Software, Inc.*^	25,000	288,000
GSE Systems, Inc.*	9,907	71,330
OpenTV Corp., Class A*	60,000	147,600

		506,930

Total Information Technology		21,163,795

Materials (8.4%)
Chemicals (4.4%)
Arch Chemicals, Inc.^	2,000	60,440
Chemtura Corp.	350,000	3,860,500
Core Molding Technologies, Inc.*	248,000	2,060,880
Cytec Industries, Inc.	12,000	658,800
Ferro Corp.^	260,000	5,410,600
H.B. Fuller Co.	80,000	2,045,600
Hercules, Inc.*	85,000	1,601,400
NewMarket Corp.^	38,000	1,790,940
Olin Corp.^	50,000	857,000
Omnova Solutions, Inc.*^	300,000	1,578,000
Scotts Miracle-Gro Co., Class A	5,000	224,850
Sensient Technologies Corp.	165,000	4,319,700

		24,468,710

Containers & Packaging (3.5%)
Crown Holdings, Inc.*	15,000	362,550
Greif, Inc., Class A	150,000	8,340,000
Greif, Inc., Class B^	6,000	304,800
Myers Industries, Inc.	390,000	8,755,500
Pactiv Corp.*	50,000	1,729,000

		19,491,850

Metals & Mining (0.3%)
Barrick Gold Corp.	44,000	1,236,840
Kinross Gold Corp.*^	16,000	213,280

		1,450,120

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Paper & Forest Products (0.2%)
Schweitzer-Mauduit International, Inc.	40,000	$1,098,000

Total Materials		46,508,680

Telecommunication Services (5.6%)
Diversified Telecommunication Services (1.2%)
Atlantic Tele-Network, Inc.	27,500	694,100
ATX Communications, Inc.*†	70,001	798
Cincinnati Bell, Inc.*	805,000	4,081,350
D&E Communications, Inc.	145,000	2,114,100
McLeodUSA, Inc., Class A*†	5,001	25
Windstream Corp.	10,000	146,200

		7,036,573

Wireless Telecommunication Services (4.4%)
ALLTEL Corp.	56,000	3,510,640
Centennial Communications Corp.*^	90,000	749,700
Dobson Communications Corp., Class A*^	55,000	501,050
Price Communications Corp.^	60,000	1,218,000
Rogers Communications, Inc., Class B	120,000	4,579,200
Rural Cellular Corp., Class A*	70,000	1,731,100
U.S. Cellular Corp.*	15,000	1,087,500
Vimpel-Communications OJSC (ADR)*	113,000	10,933,880

		24,311,070

Total Telecommunication Services		31,347,643

Utilities (7.5%)
Electric Utilities (3.5%)
Allegheny Energy, Inc.*	44,000	2,352,240
Duquesne Light Holdings, Inc.^	200,000	3,988,000
El Paso Electric Co.*	215,000	5,676,000
Maine & Maritimes Corp.*	3,000	69,930
Otter Tail Corp.	28,000	957,600
Westar Energy, Inc.	240,000	6,532,800

		19,576,570

Gas Utilities (1.8%)
AGL Resources, Inc.	16,000	696,640
Atmos Energy Corp.	10,000	317,200
Nicor, Inc.^	50,000	2,562,000
ONEOK, Inc.	38,000	1,839,580
SEMCO Energy, Inc.*^	45,000	341,100
Southern Union Co.	60,000	1,827,600
Southwest Gas Corp.^	65,000	2,462,850

		10,046,970

Independent Power Producers & Energy Traders (0.0%)
Mirant Corp.*	1,355	60,799

Multi-Utilities (1.1%)
Aquila, Inc.*	570,000	2,354,100
CH Energy Group, Inc.^	60,000	2,878,800
CMS Energy Corp.	25,000	463,000
Florida Public Utilities Co.	37,998	486,374

		6,182,274

Water Utilities (1.1%)
SJW Corp.^	165,000	5,718,900

Total Utilities		41,585,513

Total Common Stocks (99.0%)
(Cost $306,846,048)		549,573,083

PREFERRED STOCKS:
Consumer Discretionary (0.0%)
Media (0.0%)
Granite Broadcasting Corp.,
12.75%, 4/1/09
(Cost $760,500)	1,500	$115,500

	Number of Warrants
WARRANTS:
Utilities (0.0%)
Independent Power Producers & Energy Traders (0.0%)
Mirant Corp., Series A, expiring 1/3/11*
(Cost $6,914)	4,351	110,733

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (23.9%)
Bear Stearns Cos., Inc., Repurchase Agreement
5.31%, 5/1/07 (r)	$132,605,503	132,605,503

Time Deposit (1.0%)
JPMorgan Chase Nassau
4.74%, 5/1/07	5,621,790	5,621,790

Total Short-Term Investments (24.9%)
(Amortized Cost $138,227,293)		138,227,293

Total Investments (123.9%)
(Cost/Amortized Cost $445,840,755)		688,026,609
Other Assets Less Liabilities (-23.9%)		(132,938,538)

Net Assets (100%)		$555,088,071

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $833 or 0.00% of net assets) valued at fair value.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR – American Depository Receipt

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY VALUE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2007 (Unaudited)

Investments in companies which were affiliates for the six months ended April 30, 2007, were as follows:

Securities	Market Value October 31, 2006	Purchases at Cost	Sales at Cost	Market Value April 30, 2007	Dividend Income	Realized Gain
Crazy Woman Creek Bancorp, Inc.	$923,100	$—	$11,764	$1,000,000	$12,120	$8,235

Investment security transactions for the six months ended April 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$33,067,846
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$116,300,685
As of April 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$258,123,327
Aggregate gross unrealized depreciation	(20,284,978)

Net unrealized appreciation	$237,838,349

Federal income tax cost of investments	$450,188,260

At April 30, 2007, the Fund had loaned securities with a total value $126,877,911. This was secured by collateral of $132,605,503 of which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended April 30, 2007, the Fund incurred approximately $83,293 as brokerage commissions with Gabelli & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SOCIALLY RESPONSIBLE FUND

PORTFOLIO OF INVESTMENTS

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.2%)
Hotels, Restaurants & Leisure (1.7%)
McDonald’s Corp.	8,600	$415,208

Household Durables (1.1%)
Whirlpool Corp.	2,400	254,472

Media (1.7%)
Walt Disney Co.	11,900	416,262

Multiline Retail (1.1%)
J.C. Penney Co., Inc.	3,300	260,997

Specialty Retail (2.4%)
Home Depot, Inc.	8,000	302,960
Pacific Sunwear of California, Inc.*	13,500	282,555

		585,515

Textiles, Apparel & Luxury Goods (1.2%)
Liz Claiborne, Inc.	6,700	299,624

Total Consumer Discretionary		2,232,078

Consumer Staples (3.1%)
Food & Staples Retailing (0.8%)
Safeway, Inc.	5,600	203,280

Food Products (2.3%)
Del Monte Foods Co.	22,500	261,000
General Mills, Inc.	5,000	299,500

		560,500

Total Consumer Staples		763,780

Energy (9.1%)
Energy Equipment & Services (1.2%)
GlobalSantaFe Corp.	4,500	287,685

Oil, Gas & Consumable Fuels (7.9%)
Anadarko Petroleum Corp.	4,200	195,972
Apache Corp.	3,800	275,500
BP plc (ADR)	6,000	403,920
ConocoPhillips	7,700	533,995
Devon Energy Corp.	7,100	517,377

		1,926,764

Total Energy		2,214,449

Financials (30.9%)
Capital Markets (1.7%)
Bear Stearns Cos., Inc.	2,600	404,820

Commercial Banks (4.5%)
First Horizon National Corp.^	5,400	211,734
KeyCorp.	8,800	313,984
U.S. Bancorp.	9,300	319,455
Wachovia Corp.	4,400	244,376

		1,089,549

Diversified Financial Services (8.8%)
Bank of America Corp.	17,600	895,840
Citigroup, Inc.	16,100	863,282
JPMorgan Chase & Co.	7,400	385,540

		2,144,662

Insurance (13.6%)
ACE Ltd.	5,600	332,976
Allstate Corp.	6,500	405,080
American International Group, Inc.	5,300	370,523
Aon Corp.	6,900	267,375
Axis Capital Holdings Ltd.	9,800	363,580
Chubb Corp.	5,900	317,597
Hartford Financial Services Group, Inc.	1,200	121,440
MetLife, Inc.	5,400	354,780
Nationwide Financial Services, Inc.	7,100	405,623
Travelers Cos., Inc.	6,700	362,470

		3,301,444

Thrifts & Mortgage Finance (2.3%)
Fannie Mae	4,200	247,464
Washington Mutual, Inc.	7,600	319,048

		566,512

Total Financials		7,506,987

Health Care (5.4%)
Biotechnology (0.7%)
Amgen, Inc.*	2,500	160,350

Health Care Equipment & Supplies (0.8%)
Boston Scientific Corp.*	12,900	199,176

Health Care Providers & Services (3.1%)
CIGNA Corp.	3,100	482,329
UnitedHealth Group, Inc.	5,200	275,912

		758,241

Pharmaceuticals (0.8%)
Bristol-Myers Squibb Co.	6,800	196,248

Total Health Care		1,314,015

Industrials (8.5%)
Airlines (0.6%)
Southwest Airlines Co.	10,500	150,675

Commercial Services & Supplies (2.7%)
Deluxe Corp.	6,800	257,380
Pitney Bowes, Inc.	8,200	393,600

		650,980

Electrical Equipment (1.0%)
Cooper Industries Ltd., Class A	4,700	233,872

Industrial Conglomerates (0.8%)
3M Co.	2,500	206,925

Machinery (1.0%)
Deere & Co.	2,200	240,680

Road & Rail (2.4%)
Burlington Northern Santa Fe Corp.	5,100	446,454
CSX Corp.	3,000	129,510

		575,964

Total Industrials		2,059,096

Information Technology (10.0%)
Communications Equipment (1.1%)
Nokia Oyj (ADR)*	11,100	280,275

Computers & Peripherals (6.5%)
Electronics for Imaging, Inc.*	14,200	378,714
Hewlett-Packard Co.	10,600	446,684
International Business Machines Corp.	7,300	746,133

		1,571,531

Semiconductors & Semiconductor Equipment (1.0%)
Intel Corp.	10,800	232,200

Software (1.4%)
CA, Inc.	12,900	351,654

Total Information Technology		2,435,660

Materials (8.8%)
Chemicals (5.9%)
Air Products & Chemicals, Inc.	5,900	451,350
Huntsman Corp.	15,700	307,720
PolyOne Corp.*^	33,400	219,104

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SOCIALLY RESPONSIBLE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2007 (Unaudited)

	Number of Shares	Value (Note 1)
Praxair, Inc.	5,500	$355,025
Wellman, Inc.^	27,500	87,450

		1,420,649

Containers & Packaging (1.6%)
Temple-Inland, Inc.	6,700	396,908

Paper & Forest Products (1.3%)
MeadWestvaco Corp.	9,200	306,912

Total Materials		2,124,469

Telecommunication Services (5.4%)
Diversified Telecommunication Services (4.7%)
AT&T, Inc.	9,200	356,224
BCE, Inc.	13,539	456,942
Verizon Communications, Inc.	8,400	320,712

		1,133,878

Wireless Telecommunication Services (0.7%)
Sprint Nextel Corp.	9,100	182,273

Total Telecommunication Services		1,316,151

Utilities (6.4%)
Electric Utilities (4.0%)
IDACORP, Inc.	13,700	471,965
Reliant Energy, Inc.*	21,800	485,486

		957,451

Multi-Utilities (2.4%)
OGE Energy Corp.	15,200	584,288

Total Utilities		1,541,739

Total Common Stocks (96.8%)
(Cost $20,766,359)		23,508,424

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (1.4%)
Bear Stearns Cos., Inc., Repurchase Agreement
5.31%, 5/1/07 (r)	$331,671	$331,671

Time Deposit (2.9%)
JPMorgan Chase Nassau
4.74%, 5/1/07	717,955	717,955

Total Short-Term Investments (4.3%)
(Amortized Cost $1,049,626)		1,049,626

Total Investments (101.1%)
(Cost/Amortized Cost $21,815,986)		24,558,050
Other Assets Less Liabilities (-1.1%)		(271,498)

Net Assets (100%)		$24,286,552

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended April 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$3,437,756
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,862,404
As of April 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$2,983,978
Aggregate gross unrealized depreciation	(284,012)

Net unrealized appreciation	$2,699,966

Federal income tax cost of investments	$21,858,084

At April 30, 2007, the Fund had loaned securities with a total value $314,793. This was secured by collateral of $331,671 of which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE TAX-EXEMPT INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2007 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Alabama (5.3%)
Mobile Water & Sewer Commissioners
5.250%, 1/1/18	$1,000,000	$1,060,910

California (7.5%)
California State Department of Water Resources Revenue, Series B-4
3.950%, 5/1/22 (l)	200,000	200,000
Hacienda La Puente Unified School District, Series B
5.250%, 8/1/23	1,200,000	1,284,828

		1,484,828

Colorado (9.4%)
Colorado Department of Transportation (Prerefunded)
6.000%, 6/15/15	1,000,000	1,072,450
Colorado Health Facilities Authority (Prerefunded)
5.500%, 9/1/16	550,000	589,001
Moffat County Pollution Control
4.050%, 5/1/13 (l)	200,000	200,000

		1,861,451

Delaware (1.0%)
University of Delaware Revenue Bonds
4.050%, 11/1/35 (l)	200,000	200,000

Florida (16.3%)
Coral Gables Health Facilities Authority
5.250%, 8/15/24	1,000,000	1,075,630
Miami-Dade County Expressway Authority, Series B
5.250%, 7/1/26	1,000,000	1,080,350
Tampa Water & Sewer, Series A
5.250%, 10/1/19	1,000,000	1,068,500

		3,224,480

Illinois (9.6%)
Chicago Skyway Toll Bridge (Prerefunded)
5.500%, 1/1/31	1,000,000	1,069,790
Metropolitan Pier & Exposition Authority
5.250%, 12/15/28	800,000	829,760

		1,899,550

Michigan (2.7%)
Michigan Municipal Bond Authority (Prerefunded)
5.750%, 10/1/16	500,000	528,350

Missouri (5.6%)
Missouri State Health & Educational Facilities Authority
5.500%, 10/1/15	1,000,000	1,111,490

Nevada (4.4%)
Clark County School District
5.500%, 6/15/13	800,000	874,936

New York (5.3%)
New York State Dormitory Authority Series A (Prerefunded)
5.250%, 7/1/30	1,000,000	1,048,830

Ohio (6.9%)
Hamilton County, Ohio Sales Tax, Series B (Prerefunded)
5.000%, 12/1/27	500,000	511,970
State of Ohio, Series D
5.500%, 9/15/15	760,000	850,090

		1,362,060

South Carolina (5.4%)
South Carolina State Public Service Authority, Series A (Prerefunded)
5.750%, 1/1/15	1,000,000	1,061,820

South Dakota (5.2%)
South Dakota Housing Development Authority, Series K (Prerefunded)
5.050%, 5/1/36	1,000,000	1,023,930

Texas (10.7%)
Harris County Health Facilities Development Corp., Series A (Prerefunded)
5.750%, 7/1/14	1,000,000	1,051,600
Houston Utilities System Revenue, Series A
5.250%, 5/15/25	1,000,000	1,070,270

		2,121,870

Washington (3.0%)
Washington State, Series B AT-7
6.400%, 6/1/17	500,000	589,415

Total Long Term Debt (98.3%)
(Cost $18,570,268)		19,453,920

SHORT-TERM INVESTMENT:
Time Deposit (1.5%)
JPMorgan Chase Nassau
4.74%, 5/1/07
(Amortized Cost $295,758)	295,758	295,758

Total Investments (99.8%)
(Cost/Amortized Cost $18,866,026)		19,749,678
Other Assets Less Liabilities (0.2%)		39,236

Net Assets (100%)		$19,788,914

(l)	Floating rate security. Rate disclosed is as of April 30, 2007.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE TAX-EXEMPT INCOME FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2007 (Unaudited)

Investment security transactions for the six months ended April 30, 2007 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$4,059,978
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$6,715,655
As of April 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$888,931
Aggregate gross unrealized depreciation	(5,279)

Net unrealized appreciation	$883,652

Federal income tax cost of investments	$18,866,026

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE CAPITAL APPRECIATION FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $310,327,913)
(Securities on loan at market value $20,911,998)	$400,140,838
Foreign cash	147
Receivable for securities sold	1,571,105
Receivable for Fund shares sold	1,142,936
Dividends, interest and other receivables	303,629
Other assets	53,424

Total assets	403,212,079

LIABILITIES
Collateral held for loaned securities	21,639,956
Payable for Fund shares redeemed	2,999,356
Payable for securities purchased	2,989,188
Investment management fees payable	230,210
Distribution fees payable	33,329
Administrative fees payable	17,344
Trustees’ fees payable	15,398
Accrued expenses	211,489

Total liabilities	28,136,270

NET ASSETS	$375,075,809

Net assets were comprised of:
Paid in capital	$294,441,810
Accumulated net investment loss	(1,130,584)
Accumulated net realized loss	(8,048,488)
Unrealized appreciation on investments and foreign currency translations	89,813,071

Net assets	$375,075,809

Class A
Net asset value and redemption price per share, $182,207,692 / 4,689,164 shares outstanding (unlimited amount authorized: $0.001 par value)	$38.86
Maximum sales charge (4.75% of offering price)	1.94

Maximum offering price to public	$40.80

Class B
Net asset value and offering price per share, $59,900,307 / 1,682,279 shares outstanding (unlimited amount authorized: $0.001 par value)	$35.61

Class C
Net asset value and offering price per share, $56,246,873 / 1,535,193 shares outstanding (unlimited amount authorized: $0.001 par value)	$36.64

Class Y
Net asset value, offering and redemption price per share, $76,720,937 / 1,884,164 shares outstanding (unlimited amount authorized: $0.001 par value)	$40.72

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2007 (Unaudited)
INVESTMENT INCOME
Dividends (net of $55,842 foreign withholding tax)	$1,990,445
Interest	86,576
Securities lending (net)	89,877

Total income	2,166,898

EXPENSES
Investment management fees	1,435,015
Transfer agent fees	498,905
Administrative fees	108,114
Printing and mailing expenses	39,185
Trustees’ fees	32,169
Professional fees	19,128
Custodian fees	13,909
Registration and filing fees	4,464
Distribution fees - Class A	432,149
Distribution fees - Class B	327,477
Distribution fees - Class C	314,699
Miscellaneous	72,075

Gross expenses	3,297,289
Less: Fees paid indirectly	(10,183)

Net expenses	3,287,106

NET INVESTMENT LOSS	(1,120,208)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	20,632,506
Foreign currency transactions	(238)

Net realized gain	20,632,268

Change in unrealized appreciation (depreciation) on:
Securities	11,848,260
Foreign currency translations	(598)

Net change in unrealized appreciation	11,847,662

NET REALIZED AND UNREALIZED GAIN	32,479,930

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,359,722

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE CAPITAL APPRECIATION FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(1,120,208)	$(2,939,205)
Net realized gain on investments and foreign currency transactions	20,632,268	28,652,022
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	11,847,662	(3,140,978)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	31,359,722	22,571,839

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 426,275 and 1,453,641 shares, respectively ]	16,339,578	51,250,577
Capital shares redeemed [ (1,206,099) and (1,744,873) shares, respectively ]	(45,857,538)	(61,779,842)

Total Class A transactions	(29,517,960)	(10,529,265)

Class B
Capital shares sold [ 104,354 and 320,063 shares, respectively ]	3,665,684	10,518,702
Capital shares redeemed [ (455,511) and (685,901) shares, respectively ]	(15,966,574)	(22,340,501)

Total Class B transactions	(12,300,890)	(11,821,799)

Class C
Capital shares sold [ 90,883 and 565,256 shares, respectively ]	3,277,012	19,075,941
Capital shares redeemed [ (482,637) and (514,444) shares, respectively ]	(17,453,450)	(17,242,603)

Total Class C transactions	(14,176,438)	1,833,338

Class Y
Capital shares sold [ 398,306 and 617,216 shares, respectively ]	15,935,738	22,880,698
Capital shares redeemed [ (363,334) and (162,791) shares, respectively ]	(14,771,699)	(6,039,384)

Total Class Y transactions	1,164,039	16,841,314

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(54,831,249)	(3,676,412)

TOTAL DECREASE IN NET ASSETS	(23,471,527)	18,895,427
NET ASSETS:
Beginning of period	398,547,336	379,651,909

End of period (a)	$375,075,809	$398,547,336

(a) Includes accumulated net investment loss of	$(1,130,584)	$(10,376)

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE DEEP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $52,634,164)
(Securities on loan at market value $8,628,603)	$64,095,855
Repurchase Agreement (Amortized cost $8,938,764)	8,938,764
Receivable for securities sold	210,236
Receivable for Fund shares sold	175,848
Dividends, interest and other receivables	59,152
Other assets	28,834

Total assets	73,508,689

LIABILITIES
Overdraft payable	415,248
Collateral held for loaned securities	8,938,764
Payable for Fund shares redeemed	392,806
Investment management fees payable	24,140
Distribution fees payable	6,021
Trustees’ fees payable	5,229
Administrative fees payable	2,914
Accrued expenses	52,562

Total liabilities	9,837,684

NET ASSETS	$63,671,005

Net assets were comprised of:
Paid in capital	$49,882,523
Accumulated undistributed net investment income	121,263
Accumulated undistributed net realized gain	2,205,528
Unrealized appreciation on investments	11,461,691

Net assets	$63,671,005

Class A
Net asset value and redemption price per share, $30,001,634 / 2,455,090 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.22
Maximum sales charge (4.75% of offering price)	0.61

Maximum offering price to public	$12.83

Class B
Net asset value and offering price per share, $15,706,810 / 1,294,386 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.13

Class C
Net asset value and offering price per share, $6,637,791 / 546,864 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.14

Class Y
Net asset value, offering and redemption price per share, $11,324,770 / 922,096 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.28

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2007 (Unaudited)
INVESTMENT INCOME
Dividends	$775,107
Interest	17,794
Securities lending (net)	5,003

Total income	797,904

EXPENSES
Investment management fees	235,691
Transfer agent fees	125,591
Administrative fees	17,757
Professional fees	17,323
Printing and mailing expenses	6,335
Custodian fees	5,816
Trustees’ fees	5,253
Distribution fees - Class A	68,695
Distribution fees - Class B	80,584
Distribution fees - Class C	34,633
Registration and filing fees	4,463
Miscellaneous	37,475

Gross expenses	639,616
Less: Waiver from investment advisor	(116,501)
Fees paid indirectly	(6,789)

Net expenses	516,326

NET INVESTMENT INCOME	281,578

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	2,345,631
Net change in unrealized appreciation on securities	3,770,212

NET REALIZED AND UNREALIZED GAIN	6,115,843

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,397,421

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE DEEP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$281,578	$586,296
Net realized gain on investments	2,345,631	1,956,650
Net change in unrealized appreciation on investments	3,770,212	5,773,390

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	6,397,421	8,316,336

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(303,967)	(282,676)
Class B	(66,161)	(81,151)
Class C	(29,441)	(33,391)
Class Y	(154,130)	(75,425)

	(553,699)	(472,643)

Distributions from net realized capital gains
Class A	(962,251)	(2,491,987)
Class B	(498,405)	(1,573,082)
Class C	(221,792)	(647,286)
Class Y	(329,397)	(457,060)

	(2,011,845)	(5,169,415)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(2,565,544)	(5,642,058)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 300,742 and 909,534 shares, respectively ]	3,553,444	9,839,449
Capital shares issued in reinvestment of dividends and distributions [ 103,970 and 253,691 shares, respectively ]	1,199,824	2,622,196
Capital shares redeemed [ (616,933) and (888,057) shares, respectively ]	(7,268,311)	(9,541,452)

Total Class A transactions	(2,515,043)	2,920,193

Class B
Capital shares sold [ 80,049 and 246,913 shares, respectively ]	933,697	2,673,341
Capital shares issued in reinvestment of dividends and distributions [ 45,563 and 145,694 shares, respectively ]	523,060	1,498,605
Capital shares redeemed [ (254,437) and (484,391) shares, respectively ]	(3,005,513)	(5,179,730)

Total Class B transactions	(1,548,756)	(1,007,784)

Class C
Capital shares sold [ 46,839 and 142,923 shares, respectively ]	545,300	1,528,401
Capital shares issued in reinvestment of dividends and distributions [ 19,125 and 59,056 shares, respectively ]	219,481	607,152
Capital shares redeemed [ (166,231) and (193,658) shares, respectively ]	(1,940,570)	(2,068,307)

Total Class C transactions	(1,175,789)	67,246

Class Y
Capital shares sold [ 133,874 and 553,555 shares, respectively ]	1,579,704	5,972,590
Capital shares issued in reinvestment of dividends and distributions [ 36,234 and 45,844 shares, respectively ]	419,588	474,944
Capital shares redeemed [ (125,739) and (128,877) shares, respectively ]	(1,499,408)	(1,378,989)

Total Class Y transactions	499,884	5,068,545

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(4,739,704)	7,048,200

TOTAL INCREASE (DECREASE) IN NET ASSETS	(907,827)	9,722,478
NET ASSETS:
Beginning of period	64,578,832	54,856,354

End of period (a)	$63,671,005	$64,578,832

(a) Includes accumulated undistributed net investment income of	$121,263	$393,384

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $62,421,467)
(Securities on loan at market value $8,839,254)	$85,150,370
Repurchase Agreement (Amortized Cost $9,120,072)	9,120,072
Receivable for Fund shares sold	260,396
Dividends, interest and other receivables	4,920
Other assets	54,908

Total assets	94,590,666

LIABILITIES
Collateral held for loaned securities	9,120,072
Payable for Fund shares redeemed	630,463
Payable for securities purchased	363,993
Investment management fees payable	34,338
Distribution fees payable	9,892
Trustees’ fees payable	5,090
Administrative fees payable	3,784
Accrued expenses	165,544

Total liabilities	10,333,176

NET ASSETS	$84,257,490

Net assets were comprised of:
Paid in capital	$103,191,337
Accumulated net investment loss	(563,533)
Accumulated net realized loss	(41,099,217)
Unrealized appreciation on investments	22,728,903

Net assets	$84,257,490

Class A
Net asset value and redemption price per share, $32,783,802 / 4,866,490 shares outstanding (unlimited amount authorized: $0.001 par value)	$6.74
Maximum sales charge (4.75% of offering price)	0.34

Maximum offering price to public	$7.08

Class B
Net asset value and offering price per share, $27,241,314 / 4,256,805 shares outstanding (unlimited amount authorized: $0.001 par value)	$6.40

Class C
Net asset value and offering price per share, $17,477,433 / 2,728,323 shares outstanding (unlimited amount authorized: $0.001 par value)	$6.41

Class Y
Net asset value, offering and redemption price per share, $6,754,941 / 966,303 shares outstanding (unlimited amount authorized: $0.001 par value)	$6.99

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends	$267,681
Interest	23,641
Securities lending (net)	4,169

Total income	295,491

EXPENSES
Investment management fees	341,166
Transfer agent fees	229,118
Administrative fees	25,703
Custodian fees	15,024
Professional fees	11,342
Printing and mailing expenses	10,104
Trustees’ fees	7,784
Registration and filing fees	4,463
Distribution fees - Class A	83,714
Distribution fees - Class B	148,571
Distribution fees - Class C	98,508
Miscellaneous	43,926

Gross expenses	1,019,423
Less: Waiver from investment advisor	(150,786)
Fees paid indirectly	(13,418)

Net expenses	855,219

NET INVESTMENT LOSS	(559,728)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	8,565,220
Net change in unrealized depreciation on securities	(3,354,041)

NET REALIZED AND UNREALIZED GAIN	5,211,179

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,651,451

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(559,728)	$(1,877,222)
Net realized gain on investments	8,565,220	24,798,117
Net change in unrealized depreciation on investments	(3,354,041)	(25,488,731)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,651,451	(2,567,836)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 470,817 and 1,332,293 shares, respectively ]	3,048,346	8,668,144
Capital shares redeemed [ (2,303,450) and (5,656,704) shares, respectively ]	(15,008,347)	(36,395,015)

Total Class A transactions	(11,960,001)	(27,706,871)

Class B
Capital shares sold [ 143,232 and 463,656 shares, respectively ]	883,438	2,901,393
Capital shares redeemed [ (1,338,117) and (2,508,686) shares, respectively ]	(8,244,020)	(15,365,322)

Total Class B transactions	(7,360,582)	(12,463,929)

Class C
Capital shares sold [ 67,992 and 355,980 shares, respectively ]	418,202	2,241,689
Capital shares redeemed [ (1,068,953) and (2,548,650) shares, respectively ]	(6,603,397)	(15,783,946)

Total Class C transactions	(6,185,195)	(13,542,257)

Class Y
Capital shares sold [ 46,008 and 257,161 shares, respectively ]	309,373	1,738,823
Capital shares redeemed [ (250,351) and (493,681) shares, respectively ]	(1,685,475)	(3,311,883)

Total Class Y transactions	(1,376,102)	(1,573,060)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(26,881,880)	(55,286,117)

TOTAL DECREASE IN NET ASSETS	(22,230,429)	(57,853,953)
NET ASSETS:
Beginning of period	106,487,919	164,341,872

End of period (a)	$84,257,490	$106,487,919

(a) Includes accumulated net investment loss of	$(563,533)	$(3,805)

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE EQUITY INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $151,675,603)
(Securities on loan at market value $22,089,097)	$182,332,666
Repurchase Agreement
(Amortized Cost $22,812,767)	22,812,767
Cash	85,850
Receivable for securities sold	7,777,444
Receivable for Fund shares sold	772,048
Dividends, interest and other receivables	440,188
Other assets	42,301

Total assets	214,263,264

LIABILITIES
Collateral held for loaned securities	22,812,767
Payable for securities purchased	1,608,674
Payable for Fund shares redeemed	1,556,497
Investment management fees payable	70,856
Distribution fees payable	17,699
Trustees’ fees payable	17,692
Administrative fees payable	8,556
Accrued expenses	146,425

Total liabilities	26,239,166

NET ASSETS	$188,024,098

Net assets were comprised of:
Paid in capital	$146,248,437
Accumulated undistributed net investment income	777,094
Accumulated undistributed net realized gain	10,341,504
Unrealized appreciation on investments	30,657,063

Net assets	$188,024,098

Class A
Net asset value and redemption price per share, $115,275,963 / 4,059,721 shares outstanding (unlimited amount authorized: $0.001 par value)	$28.40
Maximum sales charge (4.75% of offering price)	1.42

Maximum offering price to public	$29.82

Class B
Net asset value and offering price per share, $39,750,661 / 1,431,425 shares outstanding (unlimited amount authorized: $0.001 par value)	$27.77

Class C
Net asset value and offering price per share, $14,471,108 / 516,659 shares outstanding (unlimited amount authorized: $0.001 par value)	$28.01

Class Y
Net asset value, offering and redemption price per share, $18,526,366 / 651,760 shares outstanding (unlimited amount authorized: $0.001 par value)	$28.43

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $13,148 foreign withholding tax)	$2,641,798
Interest	99,313
Securities lending (net)	24,007

Total income	2,765,118

EXPENSES
Investment management fees	695,685
Transfer agent fees	281,436
Administrative fees	52,413
Printing and mailing expenses	18,442
Professional fees	17,030
Trustees’ fees	15,517
Custodian fees	9,050
Registration and filing fees	4,463
Distribution fees - Class A	261,828
Distribution fees - Class B	210,027
Distribution fees - Class C	76,719
Miscellaneous	34,860

Gross expenses	1,677,470
Less: Waiver from investment advisor	(128,229)

Net expenses	1,549,241

NET INVESTMENT INCOME	1,215,877

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	10,682,625
Net change in unrealized appreciation on securities	6,561,423

NET REALIZED AND UNREALIZED GAIN	17,244,048

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,459,925

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE EQUITY INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,215,877	$2,319,209
Net realized gain on investments	10,682,625	16,719,473
Net change in unrealized appreciation on investments	6,561,423	6,826,624

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	18,459,925	25,865,306

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(1,488,421)	(1,299,746)
Class B	(306,049)	(310,061)
Class C	(112,593)	(98,772)
Class Y	(278,617)	(142,222)

	(2,185,680)	(1,850,801)

Distributions from net realized capital gains
Class A	(10,183,847)	(7,735,424)
Class B	(3,838,316)	(3,607,576)
Class C	(1,401,698)	(1,140,998)
Class Y	(1,394,955)	(606,162)

	(16,818,816)	(13,090,160)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(19,004,496)	(14,940,961)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 403,179 and 837,798 shares, respectively ]	11,186,492	22,813,918
Capital shares issued in reinvestment of dividends and distributions [ 410,334 and 330,424 shares, respectively	11,050,290	8,534,006
Capital shares redeemed [ (802,811) and (1,192,295) shares, respectively ]	(22,197,094)	(32,546,959)

Total Class A transactions	39,688	(1,199,035)

Class B
Capital shares sold [ 99,937 and 222,822 shares, respectively ]	2,717,271	6,019,007
Capital shares issued in reinvestment of dividends and distributions [ 145,675 and 142,990 shares, respectively ]	3,844,371	3,623,975
Capital shares redeemed [ (357,513) and (711,967) shares, respectively ]	(9,691,961)	(19,006,643)

Total Class B transactions	(3,130,319)	(9,363,661)

Class C
Capital shares sold [ 36,160 and 100,036 shares, respectively ]	989,241	2,682,576
Capital shares issued in reinvestment of dividends and distributions [ 49,860 and 42,935 shares, respectively ]	1,327,285	1,096,485
Capital shares redeemed [ (130,207) and (173,232) shares, respectively ]	(3,551,117)	(4,646,126)

Total Class C transactions	(1,234,591)	(867,065)

Class Y
Capital shares sold [ 77,798 and 268,220 shares, respectively ]	2,156,604	7,269,163
Capital shares issued in reinvestment of dividends and distributions [ 61,455 and 27,018 shares, respectively]	1,653,790	697,330
Capital shares redeemed [ (20,746) and (67,088) shares, respectively ]	(574,084)	(1,826,165)

Total Class Y transactions	3,236,310	6,140,328

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,088,912)	(5,289,433)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,633,483)	5,634,912
NET ASSETS:
Beginning of period	189,657,581	184,022,669

End of period (a)	$188,024,098	$189,657,581

(a) Includes accumulated undistributed net investment income of	$777,094	$1,746,897

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $44,112,259)	$62,607,748
Foreign cash (Cost $139,142)	141,237
Receivable for Fund shares sold	553,011
Receivable for securities sold	436,454
Dividends, interest and other receivables	413,228
Other assets	38,506

Total assets	64,190,184

LIABILITIES
Overdraft payable	125,036
Payable for Fund shares redeemed	338,236
Payable for securities purchased	47,993
Investment management fees payable	28,764
Distribution fees payable	5,823
Trustees’ fees payable	4,075
Administrative fees payable	2,835
Accrued expenses	46,392

Total liabilities	599,154

NET ASSETS	$63,591,030

Net assets were comprised of:
Paid in capital	$43,579,288
Accumulated undistributed net investment income	181,479
Accumulated undistributed net realized gain	1,321,430
Unrealized appreciation on investments and foreign currency translations	18,508,833

Net assets	$63,591,030

Class A
Net asset value and redemption price per share, $27,212,645 / 2,778,601 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.79
Maximum sales charge (4.75% of offering price)	0.49

Maximum offering price to public	$10.28

Class B
Net asset value and offering price per share, $15,577,418 / 1,608,345 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.69

Class C
Net asset value and offering price per share, $7,271,867 / 752,950 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.66

Class Y
Net asset value, offering and redemption price per share, $13,529,100 / 1,376,600 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.83

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $60,591 foreign withholding tax)	$721,827
Interest	28,997
Securities lending (net)	167

Total income	750,991

EXPENSES
Investment management fees	254,912
Transfer agent fees	99,227
Custodian fees	20,402
Administrative fees	16,891
Professional fees	16,018
Printing and mailing expenses	6,006
Trustees’ fees	4,974
Registration and filing fees	4,464
Distribution fees - Class A	57,726
Distribution fees - Class B	77,997
Distribution fees - Class C	32,323
Miscellaneous	33,888

Gross expenses	624,828
Less: Waiver from investment advisor	(57,474)
Fees paid indirectly	(1,146)

Net expenses	566,208

NET INVESTMENT INCOME	184,783

REALIZED AND UNREALIZED GAIN
Realized gain on:
Securities	1,293,382
Foreign currency transactions	33,502

Net realized gain	1,326,884

Change in unrealized appreciation on:
Securities	2,704,485
Foreign currency translations	12,612

Net change in unrealized appreciation	2,717,097

NET REALIZED AND UNREALIZED GAIN	4,043,981

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,228,764

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$184,783	$365,507
Net realized gain on investments and foreign currency transactions	1,326,884	3,490,550
Net change in unrealized appreciation on investments and foreign currency translations	2,717,097	7,432,112

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	4,228,764	11,288,169

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(175,426)	(219,634)
Class B	(25,566)	(103,445)
Class C	(10,204)	(35,138)
Class Y	(175,828)	(192,235)

	(387,024)	(550,452)

Distributions from net realized capital gains
Class A	(1,294,016)	(940,866)
Class B	(844,471)	(767,069)
Class C	(337,046)	(260,936)
Class Y	(789,947)	(610,911)

	(3,265,480)	(2,579,782)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(3,652,504)	(3,130,234)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 939,523 and 1,355,262 shares, respectively ]	8,960,525	12,314,989
Capital shares issued in reinvestment of dividends and distributions [ 145,396 and 134,823 shares, respectively ]	1,371,103	1,119,895
Capital shares redeemed [ (767,746) and (709,758) shares, respectively ]	(7,314,478)	(6,238,330)

Total Class A transactions	3,017,150	7,196,554

Class B
Capital shares sold [ 225,991 and 421,700 shares, respectively ]	2,141,920	3,731,770
Capital shares issued in reinvestment of dividends and distributions [ 88,855 and 101,887 shares, respectively ]	829,959	840,492
Capital shares redeemed [ (339,740) and (406,521) shares, respectively ]	(3,218,332)	(3,605,857)

Total Class B transactions	(246,453)	966,405

Class C
Capital shares sold [ 248,060 and 229,974 shares, respectively ]	2,345,975	2,039,817
Capital shares issued in reinvestment of dividends and distributions [ 26,915 and 29,397 shares, respectively ]	250,850	241,644
Capital shares redeemed [ (135,730) and (135,919) shares, respectively ]	(1,278,653)	(1,198,858)

Total Class C transactions	1,318,172	1,082,603

Class Y
Capital shares sold [ 64,892 and 191,999 shares, respectively ]	630,382	1,797,047
Capital shares issued in reinvestment of dividends and distributions [ 11,298 and 96,214 shares, respectively ]	106,779	801,461
Capital shares redeemed [ (177,303) and (18,222) shares, respectively ]	(1,687,172)	(159,769)

Total Class Y transactions	(950,011)	2,438,739

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,138,858	11,684,301

TOTAL INCREASE IN NET ASSETS	3,715,118	19,842,236
NET ASSETS:
Beginning of period	59,875,912	40,033,676

End of period (a)	$63,591,030	$59,875,912

(a) Includes accumulated undistributed net investment income of	$181,479	$383,720

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GOVERNMENT SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $203,491,117)	$203,167,784
Cash	78,013
Dividends, interest and other receivables	882,319
Receivable for Fund shares sold	453,282
Receivable for securities sold	3,536
Other assets	64,257

Total assets	204,649,191

LIABILITIES
Payable for Fund shares redeemed	565,703
Investment management fees payable	88,103
Dividends payable	69,404
Trustees’ fees payable	21,318
Distribution fees payable	15,841
Administrative fees payable	9,138
Accrued expenses	227,099

Total liabilities	996,606

NET ASSETS	$203,652,585

Net assets were comprised of:
Paid in capital	$204,896,613
Accumulated undistributed net investment income	343,135
Accumulated net realized loss	(1,263,830)
Unrealized depreciation on investments	(323,333)

Net assets	$203,652,585

Class A
Net asset value and redemption price per share, $99,901,061 / 8,046,389 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.42
Maximum sales charge (4.75% of offering price)	0.62

Maximum offering price to public	$13.04

Class B
Net asset value and offering price per share, $40,561,106 / 3,273,595 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.39

Class C
Net asset value and offering price per share, $10,995,639 / 887,310 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.39

Class Y
Net asset value, offering and redemption price per share, $52,194,779 / 4,210,853 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.40

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2007 (Unaudited)

INVESTMENT INCOME
Interest	$5,471,783

EXPENSES
Investment management fees	592,237
Transfer agent fees	314,560
Administrative fees	56,159
Printing and mailing expenses	19,809
Trustees’ fees	16,731
Professional fees	16,541
Custodian fees	4,983
Registration and filing fees	4,463
Distribution fees - Class A	227,627
Distribution fees - Class B	219,507
Distribution fees - Class C	59,689
Miscellaneous	44,508

Gross expenses	1,576,814
Less: Waiver from investment advisor	(253,121)

Net expenses	1,323,693

NET INVESTMENT INCOME	4,148,090

UNREALIZED GAIN
Net change in unrealized appreciation on securities	369,279

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,517,369

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GOVERNMENT SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,148,090	$8,381,777
Net realized loss on investments	—	(896,028)
Net change in unrealized appreciation on investments	369,279	826,828

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	4,517,369	8,312,577

DIVIDENDS:
Dividends from net investment income
Class A	(2,151,694)	(4,359,513)
Class B	(817,101)	(1,950,264)
Class C	(222,285)	(521,578)
Class Y	(1,109,139)	(1,764,266)

	(4,300,219)	(8,595,621)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 805,907 and 1,812,692 shares, respectively ]	10,007,326	22,330,597
Capital shares issued in reinvestment of dividends [ 149,799 and 303,238 shares, respectively ]	1,860,068	3,736,502
Capital shares redeemed [ (1,282,927) and (2,693,227) shares, respectively ]	(15,917,810)	(33,144,886)

Total Class A transactions	(4,050,416)	(7,077,787)

Class B
Capital shares sold [ 93,036 and 374,266 shares, respectively ]	1,153,586	4,567,798
Capital shares issued in reinvestment of dividends [ 52,034 and 127,465 shares, respectively ]	644,876	1,568,959
Capital shares redeemed [ (720,583) and (1,718,109) shares, respectively ]	(8,932,110)	(21,108,552)

Total Class B transactions	(7,133,648)	(14,971,795)

Class C
Capital shares sold [ 55,961 and 138,190 shares, respectively ]	693,369	1,699,591
Capital shares issued in reinvestment of dividends [ 14,286 and 32,143 shares, respectively ]	177,139	395,463
Capital shares redeemed [ (231,076) and (484,686) shares, respectively ]	(2,863,099)	(5,966,161)

Total Class C transactions	(1,992,591)	(3,871,107)

Class Y
Capital shares sold [ 623,571 and 1,011,061 shares, respectively ]	7,722,190	12,421,069
Capital shares issued in reinvestment of dividends [ 89,477 and 138,980 shares, respectively ]	1,109,197	1,708,140
Capital shares redeemed [ (113,847) and (282,718) shares, respectively ]	(1,410,982)	(3,469,158)

Total Class Y transactions	7,420,405	10,660,051

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(5,756,250)	(15,260,638)

TOTAL DECREASE IN NET ASSETS	(5,539,100)	(15,543,682)
NET ASSETS:
Beginning of period	209,191,685	224,735,367

End of period (a)	$203,652,585	$209,191,685

(a) Includes accumulated undistributed net investment income of	$343,135	$495,264

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GROWTH AND INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $166,363,240)
(Securities on loan at market value $16,053,584)	$205,761,246
Receivable for securities sold	7,026,529
Receivable for Fund shares sold	1,301,390
Dividends, interest and other receivables	138,550
Other assets	42,709

Total assets	214,270,424

LIABILITIES
Overdraft payable	1,120,793
Collateral held for loaned securities	10,475,829
Payable for securities purchased	5,333,372
Payable for Fund shares redeemed	1,713,988
Investment management fees payable	88,496
Distribution fees payable	18,698
Trustees’ fees payable	18,239
Administrative fees payable	8,842
Accrued expenses	177,724

Total liabilities	18,955,981

NET ASSETS	$195,314,443

Net assets were comprised of:
Paid in capital	$150,056,169
Accumulated undistributed net investment income	82,898
Accumulated net realized gain	5,777,370
Unrealized appreciation on investments	39,398,006

Net assets	$195,314,443

Class A
Net asset value and redemption price per share, $92,108,707 / 2,063,421 shares outstanding (unlimited amount authorized: $0.001 par value)	$44.64
Maximum sales charge (4.75% of offering price)	2.23

Maximum offering price to public	$46.87

Class B
Net asset value and offering price per share, $53,440,672 / 1,248,187 shares outstanding (unlimited amount authorized: $0.001 par value)	$42.81

Class C
Net asset value and offering price per share, $16,770,222 / 391,243 shares outstanding (unlimited amount authorized: $0.001 par value)	$42.86

Class Y
Net asset value, offering and redemption price per share, $32,994,842 / 717,398 shares outstanding (unlimited amount authorized: $0.001 par value)	$45.99

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends	$1,777,938
Interest	89,483
Securities lending (net)	6,275

Total income	1,873,696

EXPENSES
Investment management fees	717,458
Transfer agent fees	360,015
Administrative fees	54,053
Printing and mailing expenses	19,126
Professional fees	17,005
Trustees’ fees	16,018
Custodian fees	8,782
Registration and filing fees	4,463
Distribution fees - Class A	208,520
Distribution fees - Class B	281,550
Distribution fees - Class C	84,518
Miscellaneous	45,082

Gross expenses	1,816,590
Less: Waiver from investment advisor	(209,234)
Fees paid indirectly	(11,564)

Net expenses	1,595,792

NET INVESTMENT INCOME	277,904

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	10,384,062
Net change in unrealized appreciation on securities	5,829,370

NET REALIZED AND UNREALIZED GAIN	16,213,432

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,491,336

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GROWTH AND INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$277,904	$177,625
Net realized gain on investments	10,384,062	17,248,063
Net change in unrealized appreciation on investments	5,829,370	9,190,415

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	16,491,336	26,616,103

DIVIDENDS:
Dividends from net investment income
Class A	(134,485)	(452,790)
Class B	—	(1,226)
Class C	—	(284)
Class Y	(180,741)	(241,982)

TOTAL DIVIDENDS	(315,226)	(696,282)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 269,746 and 721,071 shares, respectively ]	11,496,731	27,488,246
Capital shares issued in reinvestment of dividends [ 3,054 and 11,654 shares, respectively ]	129,292	434,947
Capital shares redeemed [ (435,150) and (654,820) shares, respectively ]	(18,654,157)	(24,969,525)

Total Class A transactions	(7,028,134)	2,953,668

Class B
Capital shares sold [ 67,291 and 132,643 shares, respectively ]	2,743,249	4,866,150
Capital shares issued in reinvestment of dividends [ 0 and 32 shares, respectively ]	—	1,137
Capital shares redeemed [ (319,697) and (725,007) shares, respectively ]	(13,105,275)	(26,607,647)

Total Class B transactions	(10,362,026)	(21,740,360)

Class C
Capital shares sold [ 31,016 and 84,217 shares, respectively ]	1,262,822	3,089,213
Capital shares issued in reinvestment of dividends [ 0 and 7 shares, respectively ]	—	260
Capital shares redeemed [ (84,275) and (124,075) shares, respectively ]	(3,436,946)	(4,550,135)

Total Class C transactions	(2,174,124)	(1,460,662)

Class Y
Capital shares sold [ 69,650 and 193,219 shares, respectively ]	3,050,883	7,620,892
Capital shares issued in reinvestment of dividends [ 4,132 and 6,271 shares, respectively ]	179,901	240,729
Capital shares redeemed [ (40,278) and (125,664) shares, respectively ]	(1,794,747)	(4,983,592)

Total Class Y transactions	1,436,037	2,878,029

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(18,128,247)	(17,369,325)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,952,137)	8,550,496
NET ASSETS:
Beginning of period	197,266,580	188,716,084

End of period (a)	$195,314,443	$197,266,580

(a) Includes accumulated undistributed net investment income of	$82,898	$120,220

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE HIGH-YIELD BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $136,661,459)
(Securities on loan at market value $32,679,206)	$139,670,043
Repurchase Agreement
(Amortized cost $33,244,823)	33,244,823
Dividends, interest and other receivables	3,134,753
Receivable for Fund shares sold	395,648
Receivable for securities sold	135,844
Other assets	67,652

Total assets	176,648,763

LIABILITIES
Overdraft payable	418,059
Collateral held for loaned securities	33,244,823
Payable for Fund shares redeemed	724,372
Payable for securities purchased	602,023
Dividends payable	227,705
Investment management fees payable	46,077
Distribution fees payable	15,001
Administrative fees payable	6,430
Trustees’ fees payable	9,105
Accrued expenses	146,018

Total liabilities	35,439,613

NET ASSETS	$141,209,150

Net assets were comprised of:
Paid in capital	$154,664,528
Accumulated undistributed net investment income	27,171
Accumulated net realized loss	(16,491,133)
Unrealized appreciation on investments	3,008,584

Net assets	$141,209,150

Class A
Net asset value and redemption price per share, $73,825,114 / 7,492,906 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.85
Maximum sales charge (4.75% of offering price)	0.49

Maximum offering price to public	$10.34

Class B
Net asset value and offering price per share, $37,489,903 / 3,808,858 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.84

Class C
Net asset value and offering price per share, $20,584,302 / 2,091,911 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.84

Class Y
Net asset value, offering and redemption price per share, $9,309,831 / 944,472 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.86

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2007 (Unaudited)

INVESTMENT INCOME
Interest	$6,490,327
Dividends	2,791
Securities lending (net)	32,333

Total income	6,525,451

EXPENSES
Investment management fees	467,804
Transfer agent fees	229,203
Administrative fees	42,881
Professional fees	17,236
Printing and mailing expenses	16,154
Custodian fees	13,728
Trustees’ fees	12,993
Distribution fees - Class A	184,978
Distribution fees - Class B	198,555
Distribution fees - Class C	112,150
Registration and filing fees	4,464
Miscellaneous	33,160

Gross expenses	1,333,306
Less: Waiver from investment advisor	(174,722)

Net expenses	1,158,584

NET INVESTMENT INCOME	5,366,867

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	1,414,987
Net change in unrealized appreciation on securities	3,140,107

NET REALIZED AND UNREALIZED GAIN	4,555,094

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,921,961

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE HIGH-YIELD BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,366,867	$13,831,808
Net realized gain on investments	1,414,987	2,304,462
Net change in unrealized appreciation (depreciation) on investments	3,140,107	(2,272,225)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	9,921,961	13,864,045

DIVIDENDS:
Dividends from net investment income
Class A	(2,944,657)	(6,587,627)
Class B	(1,311,813)	(3,040,822)
Class C	(742,740)	(1,787,509)
Class Y	(439,538)	(2,344,407)

TOTAL DIVIDENDS	(5,438,748)	(13,760,365)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 568,825 and 2,064,677 shares, respectively ]	5,542,242	19,651,577
Capital shares issued in reinvestment of dividends [ 233,067 and 554,519 shares, respectively ]	2,272,989	5,285,400
Capital shares redeemed [ (2,747,851) and (3,717,719) shares, respectively ]	(26,840,024)	(35,352,910)

Total Class A transactions	(19,024,793)	(10,415,933)

Class B
Capital shares sold [ 105,084 and 263,044 shares, respectively ]	1,022,903	2,504,301
Capital shares issued in reinvestment of dividends [ 91,964 and 216,568 shares, respectively ]	896,340	2,061,148
Capital shares redeemed [ (806,372) and (1,949,545) shares, respectively ]	(7,851,726)	(18,544,082)

Total Class B transactions	(5,932,483)	(13,978,633)

Class C
Capital shares sold [ 113,271 and 242,047 shares, respectively ]	1,103,768	2,302,091
Capital shares issued in reinvestment of dividends [ 44,481 and 106,337 shares, respectively ]	433,708	1,012,033
Capital shares redeemed [ (641,731) and (1,297,920) shares, respectively ]	(6,248,885)	(12,343,265)

Total Class C transactions	(4,711,409)	(9,029,141)

Class Y
Capital shares sold [ 53,267 and 801,616 shares, respectively ]	519,303	7,644,271
Capital shares issued in reinvestment of dividends [ 26,285 and 194,581 shares, respectively ]	256,295	1,852,736
Capital shares redeemed [ (559,991) and (3,008,852) shares, respectively ]	(5,452,610)	(28,613,656)

Total Class Y transactions	(4,677,012)	(19,116,649)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(34,345,697)	(52,540,356)

TOTAL DECREASE IN NET ASSETS	(29,862,484)	(52,436,676)
NET ASSETS:
Beginning of period	171,071,634	223,508,310

End of period (a)	$141,209,150	$171,071,634

(a) Includes accumulated undistributed net investment income of	$27,171	$99,052

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE INTERNATIONAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $164,744,375)
(Securities on loan at market value $30,106,054)	$207,478,427
Repurchase Agreement (Amortized cost $30,846,585)	30,846,585
Foreign cash (Cost $23,454)	23,674
Receivable for Fund shares sold	739,741
Dividends, interest and other receivables	434,048
Other assets	48,911

Total assets	239,571,386

LIABILITIES
Overdraft payable	264,018
Collateral held for loaned securities	30,846,585
Payable for Fund shares redeemed	2,195,005
Investment management fees payable	163,543
Distribution fees payable	19,114
Recoupment fees payable	17,872
Administrative fees payable	9,343
Trustees’ fees payable	8,759
Accrued expenses	105,475

Total liabilities	33,629,714

NET ASSETS	$205,941,672

Net assets were comprised of:
Paid in capital	$169,363,945
Accumulated overdistributed net investment income	(335,144)
Accumulated net realized loss	(5,824,887)
Unrealized appreciation on investments and foreign currency translations	42,737,758

Net assets	$205,941,672

Class A
Net asset value and redemption price per share, $95,631,918 / 4,270,800 shares outstanding (unlimited amount authorized: $0.001 par value)	$22.39
Maximum sales charge (4.75% of offering price)	1.12

Maximum offering price to public	$23.51

Class B
Net asset value and offering price per share, $31,292,379 / 1,484,176 shares outstanding (unlimited amount authorized: $0.001 par value)	$21.08

Class C
Net asset value and offering price per share, $39,484,795 / 1,860,482 shares outstanding (unlimited amount authorized: $0.001 par value)	$21.22

Class Y
Net asset value, offering and redemption price per share, $39,532,580 / 1,723,988 shares outstanding (unlimited amount authorized: $0.001 par value)	$22.93

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $107,167 foreign withholding tax)	$1,380,294
Interest	180,780
Securities lending (net)	26,278

Total income	1,587,352

EXPENSES
Investment management fees	826,321
Transfer agent fees	313,490
Recoupment fees	90,696
Administrative fees	54,755
Printing and mailing expenses	19,119
Custodian fees	17,754
Professional fees	16,595
Trustees’ fees	15,943
Registration and filing fees	4,463
Distribution fees - Class A	208,553
Distribution fees - Class B	146,467
Distribution fees - Class C	200,010
Miscellaneous	36,200

Gross expenses	1,950,366
Less: Fees paid indirectly	(34,420)

Net expenses	1,915,946

NET INVESTMENT LOSS	(328,594)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	1,617,179
Foreign currency transactions	(8,219)

Net realized gain	1,608,960

Change in unrealized appreciation on:
Securities	32,052,134
Foreign currency translations	2,158

Net change in unrealized appreciation	32,054,292

NET REALIZED AND UNREALIZED GAIN	33,663,252

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,334,658

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE INTERNATIONAL GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(328,594)	$(195,598)
Net realized gain on investments and foreign currency transactions	1,608,960	15,423,729
Net change in unrealized appreciation on investments and foreign currency translations	32,054,292	4,587,364

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	33,334,658	19,815,495

DIVIDENDS:
Dividends from net investment income
Class A	—	(151,536)
Class Y	—	(61,773)

TOTAL DIVIDENDS	—	(213,309)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 987,187 and 3,472,682 shares, respectively ]	19,731,084	63,755,499
Capital shares issued in reinvestment of dividends [ 0 and 8,939 shares, respectively]	—	147,118
Capital shares redeemed [ (1,356,148) and (1,178,449) shares, respectively ]	(27,418,342)	(21,043,237)

Total Class A transactions	(7,687,258)	42,859,380

Class B
Capital shares sold [ 194,568 and 787,496 shares, respectively ]	3,668,070	13,476,496
Capital shares redeemed [ (274,326) and (565,497) shares, respectively ]	(5,267,424)	(9,628,989)

Total Class B transactions	(1,599,354)	3,847,507

Class C
Capital shares sold [ 373,854 and 1,689,549 shares, respectively ]	7,052,550	29,678,402
Capital shares redeemed [ (619,125) and (279,892) shares, respectively ]	(12,033,199)	(4,753,384)

Total Class C transactions	(4,980,649)	24,925,018

Class Y
Capital shares sold [ 423,653 and 1,651,508 shares, respectively ]	8,598,710	30,584,096
Capital shares issued in reinvestment of dividends [ 0 and 3,676 shares, respectively]	—	61,544
Capital shares redeemed [ (474,424) and (261,845) shares, respectively ]	(9,743,858)	(4,813,563)

Total Class Y transactions	(1,145,148)	25,832,077

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(15,412,409)	97,463,982

TOTAL INCREASE IN NET ASSETS	17,922,249	117,066,168
NET ASSETS:
Beginning of period	188,019,423	70,953,255

End of period (a)	$205,941,672	$188,019,423

(a) Includes accumulated overdistributed net investment income of	$(335,144)	$(6,550)

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE LARGE CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $68,949,092)
(Securities on loan at market value $3,927,103)	$75,044,467
Receivable for securities sold	1,742,554
Receivable for Fund shares sold	177,329
Dividends, interest and other receivables	46,891
Receivable from investment manager	15,210
Other assets	14,697

Total assets	77,041,148

LIABILITIES
Collateral held for loaned securities	4,113,943
Payable for fund shares redeemed	317,396
Distribution fees payable - Class B	9,307
Trustees’ fees payable	5,936
Administrative fees payable	3,310
Accrued expenses	87,089

Total liabilities	4,536,981

NET ASSETS	$72,504,167

Net assets were comprised of:
Paid in capital	$180,217,117
Accumulated overdistributed net investment income	(370,841)
Accumulated overdistributed net realized gain	(113,437,484)
Unrealized appreciation on investments	6,095,375

Net assets	$72,504,167

Class A
Net asset value and redemption price per share, $27,681,961 / 2,311,696 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.97
Maximum sales charge (4.75% of offering price)	0.60

Maximum offering price to public	$12.57

Class B
Net asset value and offering price per share, $31,908,232 / 2,726,414 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.70

Class C
Net asset value and offering price per share, $11,279,135 / 964,409 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.70

Class Y
Net asset value, offering and redemption price per share, $1,634,839 / 135,273 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.09

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends	$335,457
Interest	34,722
Securities lending (net)	2,584

Total income	372,763

EXPENSES
Transfer agent fees	289,649
Investment management fees	276,836
Administrative fees	20,857
Professional fees	20,454
Printing and mailing expenses	7,992
Trustees’ fees	6,237
Registration and filing fees	4,463
Custodian fees	3,547
Distribution fees - Class A	65,050
Distribution fees - Class B	168,310
Distribution fees - Class C	58,377
Miscellaneous	26,382

Gross expenses	948,154
Less: Waiver from investment advisor	(219,928)
Fees paid indirectly	(18,407)

Net expenses	709,819

NET INVESTMENT LOSS	(337,056)

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	1,559,121
Net change in unrealized appreciation on securities	4,481,040

NET REALIZED AND UNREALIZED GAIN	6,040,161

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,703,105

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE LARGE CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(337,056)	$(518,553)
Net realized gain on investments	1,559,121	7,953,412
Net change in unrealized appreciation (depreciation) on investments	4,481,040	(3,613,683)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	5,703,105	3,821,176

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(23,168)	(59,996)
Class Y	(8,760)	(10,240)

	(31,928)	(70,236)

Distributions from net realized capital gains
Class A	—	(837,508)
Class B	—	(990,356)
Class C	—	(330,327)
Class Y	—	(35,528)

	—	(2,193,719)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(31,928)	(2,263,955)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 211,048 and 498,352 shares, respectively ]	2,442,198	5,417,662
Capital shares issued in reinvestment of dividends and distributions [ 1,913 and 78,239 shares, respectively ]	21,961	857,448
Capital shares redeemed [ (624,546) and (1,437,466) shares, respectively ]	(7,223,184)	(15,683,121)

Total Class A transactions	(4,759,025)	(9,408,011)

Class B
Capital shares sold [ 83,683 and 271,587 shares, respectively ]	945,127	2,890,895
Capital shares issued in reinvestment of distributions [ 0 and 85,995 shares, respectively ]	—	927,904
Capital shares redeemed [ (611,024) and (1,363,142) shares, respectively ]	(6,915,253)	(14,638,203)

Total Class B transactions	(5,970,126)	(10,819,404)

Class C
Capital shares sold [ 47,149 and 109,310 shares, respectively ]	530,139	1,168,222
Capital shares issued in reinvestment of distributions [ 0 and 26,779 shares, respectively ]	—	288,681
Capital shares redeemed [ (191,593) and (458,627) shares, respectively ]	(2,164,469)	(4,903,958)

Total Class C transactions	(1,634,330)	(3,447,055)

Class Y
Capital shares sold [ 1,249 and 5,849 shares, respectively ]	14,591	65,048
Capital shares issued in reinvestment of dividends and distributions [ 98 and 3,345 shares, respectively ]	1,142	36,836
Capital shares redeemed [ (7,873) and (17,184) shares, respectively ]	(90,600)	(190,458)

Total Class Y transactions	(74,867)	(88,574)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(12,438,348)	(23,763,044)

TOTAL DECREASE IN NET ASSETS	(6,767,171)	(22,205,823)
NET ASSETS:
Beginning of period	79,271,338	101,476,961

End of period (a)	$72,504,167	$79,271,338

(a) Includes accumulated overdistributed net investment income of	$(370,841)	$(1,857)

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007 (Unaudited)

ASSETS
Investments at value (Amortized cost $123,951,582)	$123,951,582
Receivable for Fund shares sold	136,500
Dividends, interest and other receivables	78,455
Other assets	62,633

Total assets	124,229,170

LIABILITIES
Dividends payable	471,748
Payable for Fund shares redeemed	106,367
Investment management fees payable	32,448
Trustees’ fees payable	12,312
Recoupment fees payable	6,248
Administrative fees payable	5,408
Accrued expenses	1,045,335

Total liabilities	1,679,866

NET ASSETS	$122,549,304

Net assets were comprised of:
Paid in capital	$122,545,556
Accumulated undistributed net investment income	3,348
Accumulated undistributed net realized gain	400

Net assets	$122,549,304

Class A
Net asset value, offering and redemption price per share, $77,781,458 / 77,777,230 shares outstanding (unlimited amount authorized: $0.001 par value)	$1.00

Class B
Net asset value and offering price per share, $21,371,297 / 21,371,016 shares outstanding (unlimited amount authorized: $0.001 par value)	$1.00

Class C
Net asset value and offering price per share, $9,882,048 / 9,881,630 shares outstanding (unlimited amount authorized: $0.001 par value)	$1.00

Class Y
Net asset value, offering and redemption price per share, $13,514,501 / 13,514,118 shares outstanding (unlimited amount authorized: $0.001 par value)	$1.00

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2007 (Unaudited)

INVESTMENT INCOME
Interest	$3,200,454
Securities lending (net)	5

Total income	3,200,459

EXPENSES
Transfer agent fees	278,030
Investment management fees	194,718
Administrative fees	32,452
Custodian fees	31,901
Professional fees	16,045
Printing and mailing expenses	11,224
Trustees’ fees	9,615
Registration and filing fees	4,463
Miscellaneous	22,724

Gross expenses	601,172
Less: Waiver from investment advisor	(188,135)

Net expenses	413,037

NET INVESTMENT INCOME	2,787,422

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,787,422

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,787,422	$4,995,527
Net realized gain on investments	—	1,766

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	2,787,422	4,997,293

DIVIDENDS:
Dividends from net investment income
Class A	(1,772,605)	(3,096,132)
Class B	(495,915)	(1,045,702)
Class C	(232,642)	(417,000)
Class Y	(286,260)	(436,691)

TOTAL DIVIDENDS	(2,787,422)	(4,995,525)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 38,828,201 and 65,038,063 shares, respectively ]	38,830,750	65,038,067
Capital shares issued in reinvestment of dividends [ 1,722,316 and 2,864,832 shares, respectively ]	1,722,037	2,864,687
Capital shares redeemed [ (37,960,609) and (63,220,429) shares, respectively ]	(37,960,689)	(63,220,430)

Total Class A transactions	2,592,098	4,682,324

Class B
Capital shares sold [ 7,107,640 and 14,721,638 shares, respectively ]	7,107,639	14,721,638
Capital shares issued in reinvestment of dividends [488,506 and 972,148 shares, respectively ]	488,491	972,140
Capital shares redeemed [ (8,922,112) and (21,122,199) shares, respectively ]	(8,922,113)	(21,122,200)

Total Class B transactions	(1,325,983)	(5,428,422)

Class C
Capital shares sold [ 5,987,391 and 6,364,283 shares, respectively ]	5,987,391	6,364,282
Capital shares issued in reinvestment of dividends [ 224,994 and 390,596 shares, respectively ]	225,068	390,633
Capital shares redeemed [ (6,156,378) and (8,451,734) shares, respectively ]	(6,156,378)	(8,451,733)

Total Class C transactions	56,081	(1,696,818)

Class Y
Capital shares sold [ 2,397,009 and 3,140,592 shares, respectively ]	2,397,009	3,140,592
Capital shares issued in reinvestment of dividends [ 283,578 and 409,739 shares, respectively ]	283,578	409,739
Capital shares redeemed [ (771,250) and (896,091) shares, respectively ]	(771,250)	(896,091)

Total Class Y transactions	1,909,337	2,654,240

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,231,533	211,324

TOTAL INCREASE IN NET ASSETS	3,231,533	213,092
NET ASSETS:
Beginning of period	119,317,771	119,104,679

End of period (a)	$122,549,304	$119,317,771

(a) Includes accumulated undistributed net investment income of	$3,348	$3,348

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SHORT DURATION BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $54,973,165)
(Securities on loan at market value $4,868,246)	$54,752,554
Receivable for securities sold	759,322
Dividends, interest and other receivables	281,330
Receivable for Fund shares sold	64,645
Receivable from investment manager	899
Other assets	53,026

Total assets	55,911,776

LIABILITIES
Overdraft payable	54,764
Collateral held for loaned securities	3,354,604
Payable for securities purchased	1,499,012
Payable for Fund shares redeemed	88,109
Dividends payable	20,133
Trustees’ fees payable	4,284
Administrative fees payable	2,297
Distribution fees payable	2,269
Accrued expenses	45,681

Total liabilities	5,071,153

NET ASSETS	$50,840,623

Net assets were comprised of:
Paid in capital	$51,559,989
Accumulated undistributed net investment income	15,865
Accumulated net realized loss	(514,620)
Unrealized depreciation on investments	(220,611)

Net assets	$50,840,623

Class A
Net asset value and redemption price per share, $15,418,164 / 1,565,485 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.85
Maximum sales charge (3.50% of offering price)	0.36

Maximum offering price to public	$10.21

Class B
Net asset value and offering price per share, $5,869,152 / 597,178 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.83

Class C
Net asset value and offering price per share, $4,086,093 / 415,863 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.83

Class Y
Net asset value, offering and redemption price per share, $25,467,214 / 2,585,739 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.85

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2007 (Unaudited)

INVESTMENT INCOME
Interest	$1,264,613
Securities lending (net)	2,326

Total income	1,266,939

EXPENSES
Investment management fees	107,685
Transfer agent fees	67,421
Professional fees	15,705
Administrative fees	13,773
Custodian fees	9,943
Printing and mailing expenses	4,803
Registration and filing fees	4,463
Trustees’ fees	4,083
Distribution fees - Class A	20,127
Distribution fees - Class B	30,904
Distribution fees - Class C	21,452
Miscellaneous	14,538

Gross expenses	314,897
Less: Waiver from investment advisor	(79,633)

Net expenses	235,264

NET INVESTMENT INCOME	1,031,675

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	24,910
Net change in unrealized appreciation on securities	55,252

NET REALIZED AND UNREALIZED GAIN	80,162

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,111,837

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SHORT DURATION BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,031,675	$1,779,256
Net realized gain (loss) on investments	24,910	(331,237)
Net change in unrealized appreciation on investments	55,252	364,553

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,111,837	1,812,572

DIVIDENDS:
Dividends from net investment income
Class A	(333,659)	(672,021)
Class B	(105,284)	(216,221)
Class C	(73,097)	(157,402)
Class Y	(516,932)	(743,603)

TOTAL DIVIDENDS	(1,028,972)	(1,789,247)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 145,034 and 984,816 shares, respectively ]	1,427,806	9,659,778
Capital shares issued in reinvestment of dividends [ 29,757 and 60,127 shares, respectively ]	292,879	588,479
Capital shares redeemed [ (324,995) and (1,016,068) shares, respectively ]	(3,196,165)	(9,955,383)

Total Class A transactions	(1,475,480)	292,874

Class B
Capital shares sold [ 23,332 and 81,123 shares, respectively ]	229,060	791,845
Capital shares issued in reinvestment of dividends [ 7,538 and 15,885 shares, respectively ]	74,060	155,906
Capital shares redeemed [ (103,211) and (201,722) shares, respectively ]	(1,012,939)	(1,974,265)

Total Class B transactions	(709,819)	(1,026,514)

Class C
Capital shares sold [ 37,908 and 146,813 shares, respectively ]	372,125	1,431,480
Capital shares issued in reinvestment of dividends [ 4,770 and 10,831 shares, respectively ]	46,848	105,855
Capital shares redeemed [ (85,143) and (298,700) shares, respectively ]	(835,645)	(2,919,084)

Total Class C transactions	(416,672)	(1,381,749)

Class Y
Capital shares sold [ 464,964 and 951,791 shares, respectively ]	4,570,345	9,322,143
Capital shares issued in reinvestment of dividends [ 50,154 and 67,645 shares, respectively ]	493,525	662,411
Capital shares redeemed [ (128,417) and (227,573) shares, respectively ]	(1,263,010)	(2,228,990)

Total Class Y transactions	3,800,860	7,755,564

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,198,889	5,640,175

TOTAL INCREASE IN NET ASSETS	1,281,754	5,663,500
NET ASSETS:
Beginning of period	49,558,869	43,895,369

End of period (a)	$50,840,623	$49,558,869

(a) Includes accumulated undistributed net investment income of	$15,865	$13,162

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $91,882,968) (Securities on loan at market value $35,748,021)	$118,489,882
Repurchase Agreement (Amortized Cost $37,286,288)	37,286,288
Cash	1,503,627
Receivable for Fund shares sold	427,110
Dividends, interest and other receivables	21,197
Other assets	37,495

Total assets	157,765,599

LIABILITIES
Collateral held for loaned securities	37,286,288
Payable for securities purchased	2,268,711
Payable for Fund shares redeemed	761,861
Investment management fees payable	30,091
Distribution fees payable	11,290
Trustees’ fees payable	10,274
Administrative fees payable	5,304
Accrued expenses	134,279

Total liabilities	40,508,098

NET ASSETS	$117,257,501

Net assets were comprised of:
Paid in capital	$83,027,353
Accumulated net investment loss	(754,606)
Accumulated undistributed net realized gain	8,377,840
Unrealized appreciation on investments	26,606,914

Net assets	$117,257,501

Class A
Net asset value and redemption price per share, $52,705,150 / 1,500,437 shares outstanding (unlimited amount authorized: $0.001 par value)	$35.13
Maximum sales charge (4.75% of offering price)	1.75

Maximum offering price to public	$36.88

Class B
Net asset value and offering price per share, $29,915,997 / 911,167 shares outstanding (unlimited amount authorized: $0.001 par value)	$32.83

Class C
Net asset value and offering price per share, $13,741,718 / 416,682 shares outstanding (unlimited amount authorized: $0.001 par value)	$32.98

Class Y
Net asset value, offering and redemption price per share, $20,894,636 / 565,977 shares outstanding (unlimited amount authorized: $0.001 par value)	$36.92

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends	$127,374
Interest	42,961
Securities lending (net)	69,733

Total income	240,068

EXPENSES
Investment management fees	555,527
Transfer agent fees	287,950
Administrative fees	31,177
Professional fees	16,306
Printing and mailing expenses	11,023
Trustees’ fees	9,177
Custodian fees	5,578
Registration and filing fees	4,463
Distribution fees - Class A	112,781
Distribution fees - Class B	151,522
Distribution fees - Class C	67,696
Miscellaneous	35,907

Gross expenses	1,289,107
Less: Waiver from investment advisor	(276,311)
Fees paid indirectly	(26,753)

Net expenses	986,043

NET INVESTMENT LOSS	(745,975)

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	8,495,985
Net change in unrealized appreciation on securities	6,538,404

NET REALIZED AND UNREALIZED GAIN	15,034,389

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,288,414

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(745,975)	$(1,538,884)
Net realized gain on investments	8,495,985	6,136,345
Net change in unrealized appreciation on investments	6,538,404	17,302,020

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	14,288,414	21,899,481

DISTRIBUTIONS:
Distributions from net realized capital gains
Class A	(2,721,417)	(2,512,921)
Class B	(1,791,591)	(2,034,805)
Class C	(776,213)	(836,467)
Class Y	(958,256)	(688,031)

TOTAL DISTRIBUTIONS	(6,247,477)	(6,072,224)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [244,664 and 466,515 shares, respectively]	8,177,995	14,406,847
Capital shares issued in reinvestment of distributions [81,688 and 85,233 shares, respectively]	2,608,231	2,404,980
Capital shares redeemed [(281,880) and (617,602) shares, respectively]	(9,418,314)	(18,860,972)

Total Class A transactions	1,367,912	(2,049,145)

Class B
Capital shares sold [43,585 and 115,855 shares, respectively]	1,368,194	3,381,612
Capital shares issued in reinvestment of distributions [55,986 and 71,443 shares, respectively]	1,673,999	1,905,295
Capital shares redeemed [(178,051) and (431,638) shares, respectively]	(5,588,236)	(12,550,581)

Total Class B transactions	(2,546,043)	(7,263,674)

Class C
Capital shares sold [42,641 and 90,723 shares, respectively]	1,332,142	2,645,800
Capital shares issued in reinvestment of distributions [23,056 and 27,767 shares, respectively]	692,475	743,269
Capital shares redeemed [(78,409) and (188,590) shares, respectively]	(2,486,665)	(5,482,809)

Total Class C transactions	(462,048)	(2,093,740)

Class Y
Capital shares sold [60,739 and 219,163 shares, respectively]	2,117,737	7,059,819
Capital shares issued in reinvestment of distributions [27,867 and 21,882 shares, respectively]	933,546	643,122
Capital shares redeemed [(77,930) and (89,377) shares, respectively]	(2,761,866)	(2,841,985)

Total Class Y transactions	289,417	4,860,956

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,350,762)	(6,545,603)

TOTAL INCREASE IN NET ASSETS	6,690,175	9,281,654
NET ASSETS:
Beginning of period	110,567,326	101,285,672

End of period (a)	$117,257,501	$110,567,326

(a) Includes net investment loss of	$(754,606)	$(8,631)

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007 (Unaudited)

ASSETS
Investments at value
(Securities on loan at market value $126,877,911):
Unaffiliated issuers (Cost $312,683,194)	$554,421,106
Affiliated issuer (Cost $552,058)	1,000,000
Repurchase Agreement (Amortized Cost $132,605,503)	132,605,503
Receivable for securities sold	4,418,055
Receivable for Fund shares sold	3,006,800
Dividends, interest and other receivables	269,196
Other assets	67,484

Total assets	695,788,144

LIABILITIES
Collateral held for loaned securities	132,605,503
Payable for Fund shares redeemed	4,345,582
Payable for securities purchased	2,949,496
Investment management fees payable	336,383
Distribution fees payable	63,330
Administrative fees payable	25,343
Trustees’ fees payable	22,322
Accrued expenses	352,114

Total liabilities	140,700,073

NET ASSETS	$555,088,071

Net assets were comprised of:
Paid in capital	$273,544,095
Accumulated overdistributed net investment income*	(4,930,579)
Accumulated undistributed net realized gain*	44,288,701
Unrealized appreciation on investments*	242,185,854

Net assets	$555,088,071

Class A
Net asset value and redemption price per share, $270,391,482 / 20,191,014 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.39
Maximum sales charge (4.75% of offering price)	0.67

Maximum offering price to public	$14.06

Class B
Net asset value and offering price per share, $166,812,123 / 13,629,434 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.24

Class C
Net asset value and offering price per share, $88,144,844 / 6,990,018 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.61

Class Y
Net asset value, offering and redemption price per share, $29,739,622 / 2,080,598 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.29

*	Accumulated overdistributed net investment income, accumulated undistributed net realized gain, and unrealized appreciation on investments and foreign currency translations have been adjusted to reflect a change in the character of a distribution from a security held by the Fund. These adjustments had no impact on the net assets of the Fund (See Note 11).

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (including $12,120 of dividend income received from affiliate)	$3,304,592
Interest	140,495
Securities lending (net)	94,428

Total income	3,539,515

EXPENSES
Investment management fees	2,042,603
Transfer agent fees	683,057
Administrative fees	153,890
Printing and mailing expenses	55,452
Trustees’ fees	45,519
Professional fees	20,311
Custodian fees	12,250
Registration and filing fees	4,463
Distribution fees - Class A	602,823
Distribution fees - Class B	866,453
Distribution fees - Class C	450,357
Miscellaneous	107,312

Gross expenses	5,044,490
Less: Fees paid indirectly	(65,236)

Net expenses	4,979,254

NET INVESTMENT LOSS	(1,439,739)

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	47,575,670
Net change in unrealized appreciation on securities	26,263,831

NET REALIZED AND UNREALIZED GAIN	73,839,501

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$72,399,762

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,439,739)	$714,360
Net realized gain on investments	47,575,670	60,857,816
Net change in unrealized appreciation on investments	26,263,831	37,690,507

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	72,399,762	99,262,683

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(545,907)	—
Class Y	(181,650)	—

	(727,557)	—

Distributions from net realized capital gains
Class A	(28,831,833)	(9,871,122)
Class B	(20,338,283)	(8,205,145)
Class C	(10,327,694)	(4,249,073)
Class Y	(2,739,650)	(817,771)

	(62,237,460)	(23,053,111)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(62,965,017)	(23,053,111)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [2,633,189 and 4,147,350 shares, respectively]	34,178,456	50,500,677
Capital shares issued in reinvestment of dividends and distributions [2,119,140 and 761,799 shares, respectively]	26,001,762	8,632,827
Capital shares redeemed [(4,618,003) and (6,830,035) shares, respectively]	(60,091,962)	(82,829,188)

Total Class A transactions	88,256	(23,695,684)

Class B
Capital shares sold [452,812 and 954,945 shares, respectively]	5,366,332	10,714,387
Capital shares issued in reinvestment of distributions [1,642,003 and 719,590 shares, respectively]	18,455,912	7,563,403
Capital shares redeemed [(2,854,901) and (5,817,686) shares, respectively]	(33,980,372)	(65,506,209)

Total Class B transactions	(10,158,128)	(47,228,419)

Class C
Capital shares sold [626,165 and 549,227 shares, respectively]	7,606,079	6,305,698
Capital shares issued in reinvestment of distributions [774,667 and 342,412 shares, respectively]	8,970,619	3,694,604
Capital shares redeemed [(1,774,771) and (3,349,062) shares, respectively]	(21,812,408)	(38,476,880)

Total Class C transactions	(5,235,710)	(28,476,578)

Class Y
Capital shares sold [253,638 and 451,386 shares, respectively]	3,485,185	5,802,058
Capital shares issued in reinvestment of dividends and distributions [207,719 and 62,187 shares, respectively]	2,716,986	745,617
Capital shares redeemed [(231,703) and (453,663) shares, respectively]	(3,212,396)	(5,750,295)

Total Class Y transactions	2,989,775	797,380

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(12,315,807)	(98,603,301)

TOTAL DECREASE IN NET ASSETS	(2,881,062)	(22,393,729)
NET ASSETS:
Beginning of period	557,969,133	580,362,862

End of period (a)	$555,088,071	$557,969,133

(a) Includes accumulated undistributed (overdistributed) net investment income of	$(4,930,579)*	$710,717

*  Accumulated overdistributed net investment income has been adjusted to reflect a change in the character of a distribution from a security held by the Fund. This adjustment had no impact on the net assets of the Fund (See Note 11).

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SOCIALLY RESPONSIBLE FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $21,815,986)
(Securities on loan at market value $314,793)	$24,558,050
Foreign cash (Cost $91)	95
Dividends, interest and other receivables	46,895
Receivable for Fund shares sold	30,477
Receivable for securities sold	14,247
Other assets	41,078

Total assets	24,690,842

LIABILITIES
Overdraft payable	14,247
Collateral held for loaned securities	331,671
Payable for Fund shares redeemed	9,986
Investment management fees payable	8,084
Distribution fees payable	2,678
Trustees’ fees payable	1,690
Administrative fees payable	1,075
Accrued expenses	34,859

Total liabilities	404,290

NET ASSETS	$24,286,552

Net assets were comprised of:
Paid in capital	$21,206,085
Accumulated undistributed net investment income	2,659
Accumulated undistributed net realized gain	334,153
Unrealized appreciation on investments and foreigncurrency translations	2,743,655

Net assets	$24,286,552

Class A
Net asset value and redemption price per share, $11,959,475 / 1,120,547 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.67
Maximum sales charge (4.75% of offering price)	0.53

Maximum offering price to public	$11.20

Class B
Net asset value and offering price per share, $3,896,741 / 377,987 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.31

Class C
Net asset value and offering price per share, $6,886,638 / 668,433 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.30

Class Y
Net asset value, offering and redemption price per share, $1,543,698 / 140,981 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.95

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2007 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,174 foreign withholding tax)	$226,319
Interest	13,290
Securities lending (net)	640

Total income	240,249

EXPENSES
Investment management fees	96,005
Transfer agent fees	33,341
Professional fees	14,659
Custodian fees	10,034
Administrative fees	6,000
Registration and filing fees	4,463
Printing and mailing expenses	2,122
Trustees’ fees	1,742
Distribution fees - Class A	24,590
Distribution fees - Class B	18,728
Distribution fees - Class C	30,656
Miscellaneous	25,437

Gross expenses	267,777
Less: Waiver from investment advisor	(52,082)

Fees paid indirectly	(3,394)

Net expenses	212,301

NET INVESTMENT INCOME	27,948

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	376,394
Net change in unrealized appreciation on:
Securities	1,717,819
Foreign currency translations	1,383
Net change in unrealized appreciation	1,719,202

NET REALIZED AND UNREALIZED GAIN	2,095,596

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,123,544

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SOCIALLY RESPONSIBLE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$27,948	$68,023
Net realized gain on investments and foreign currency transactions	376,394	4,130,205
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	1,719,202	(485,413)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	2,123,544	3,712,815

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(76,854)	—
Class B	(5,664)	—
Class C	(8,679)	—
Class Y	(9,928)	—

	(101,125)	—

Distributions from net realized capital gains
Class A	(2,081,305)	—
Class B	(740,578)	—
Class C	(1,134,957)	—
Class Y	(159,854)	—

	(4,116,694)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(4,217,819)	—

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [212,542 and 365,269 shares, respectively]	2,255,962	4,149,342
Capital shares issued in reinvestment of dividends and distributions [159,914 and 0 shares, respectively]	1,621,533	—
Capital shares redeemed [(102,617) and (201,165) shares, respectively]	(1,069,277)	(2,211,621)

Total Class A transactions	2,808,218	1,937,721

Class B
Capital shares sold [40,160 and 50,737 shares, respectively]	410,961	557,217
Capital shares issued in reinvestment of dividends and distributions [57,918 and 0 shares, respectively]	568,772	—
Capital shares redeemed [(35,736) and (44,043) shares, respectively]	(376,133)	(478,194)

Total Class B transactions	603,600	79,023

Class C
Capital shares sold [191,031 and 173,214 shares, respectively]	1,927,888	1,897,393
Capital shares issued in reinvestment of dividends and distributions [63,676 and 0 shares, respectively]	624,674	—
Capital shares redeemed [(64,723) and (63,104) shares, respectively]	(693,078)	(677,326)

Total Class C transactions	1,859,484	1,220,067

Class Y
Capital shares sold [84,611 and 239,007 shares, respectively]	900,733	2,656,592
Capital shares issued in reinvestment of dividends and distributions [4,934 and 0 shares, respectively]	51,276	—
Capital shares redeemed [(15,116) and (660,960) shares, respectively]	(166,391)	(7,782,529)

Total Class Y transactions	785,618	(5,125,937)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	6,056,920	(1,889,126)

TOTAL INCREASE IN NET ASSETS	3,962,645	1,823,689
NET ASSETS:
Beginning of period	20,323,907	18,500,218

End of period (a)	$24,286,552	$20,323,907

(a) Includes accumulated undistributed net investment income of	$2,659	$75,836

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE TAX-EXEMPT INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007 (Unaudited)

ASSETS
Investments at value (Cost $18,866,026)	$19,749,678
Dividends, interest and other receivables	286,558
Receivable for Fund shares sold	39,115
Receivable from investment manager	1,143
Other assets	35,038

Total assets	20,111,532

LIABILITIES
Overdraft payable	209,029
Payable for Fund shares redeemed	46,020
Dividends payable	22,581
Trustees’ fees payable	2,511
Distribution fees payable	1,933
Administrative fees payable	887
Accrued expenses	39,657

Total liabilities	322,618

NET ASSETS	$19,788,914

Net assets were comprised of:
Paid in capital	$18,713,986
Accumulated undistributed net investment income	7,495
Accumulated undistributed net realized gain	183,781
Unrealized appreciation on investments	883,652

Net assets	$19,788,914

Class A
Net asset value and redemption price per share, $14,430,080 / 1,066,321 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.53
Maximum sales charge (4.75% of offering price)	0.67

Maximum offering price to public	$14.20

Class B
Net asset value and offering price per share, $2,933,284 / 216,524 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.55

Class C
Net asset value and offering price per share, $2,376,741 / 175,476 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.54

Class Y
Net asset value, offering and redemption price per share, $48,809 / 3,604 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.54

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2007 (Unaudited)

INVESTMENT INCOME
Interest	$508,509

EXPENSES
Investment management fees	50,103
Transfer agent fees	18,374
Professional fees	16,793
Administrative fees	5,741
Registration and filing fees	4,463
Custodian fees	3,968
Printing and mailing expenses	2,135
Trustees’ fees	1,717
Distribution fees - Class A	33,945
Distribution fees - Class B	16,495
Distribution fees - Class C	12,208
Miscellaneous	17,100

Gross expenses	183,042
Less: Waiver from investment advisor	(52,561)

Net expenses	130,481

NET INVESTMENT INCOME	378,028

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	183,881
Net change in unrealized depreciation on securities	(368,723)

NET REALIZED AND UNREALIZED LOSS	(184,842)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$193,186

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE TAX-EXEMPT INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$378,028	$856,771
Net realized gain on investments	183,881	221,960
Net change in unrealized depreciation on investments	(368,723)	(172,516)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	193,186	906,215

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(284,580)	(611,589)
Class B	(53,197)	(156,832)
Class C	(39,222)	(85,482)
Class Y	(1,029)	(2,868)

	(378,028)	(856,771)

Distributions from net realized capital gains
Class A	(160,457)	(102,861)
Class B	(35,397)	(33,191)
Class C	(25,641)	(17,153)
Class Y	(505)	(629)

	(222,000)	(153,834)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(600,028)	(1,010,605)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [56,817 and 145,051 shares, respectively]	772,376	1,990,047
Capital shares issued in reinvestment of dividends and distributions [22,454 and 34,309 shares, respectively]	305,828	471,895
Capital shares redeemed [(187,601) and (299,500) shares, respectively]	(2,553,109)	(4,111,598)

Total Class A transactions	(1,474,905)	(1,649,656)

Class B
Capital shares sold [4,652 and 19,341 shares, respectively]	63,885	266,336
Capital shares issued in reinvestment of dividends and distributions [3,933 and 9,121 shares, respectively]	53,635	125,734
Capital shares redeemed [(71,409) and (163,003) shares, respectively]	(975,963)	(2,234,117)

Total Class B transactions	(858,443)	(1,842,047)

Class C
Capital shares sold [2,169 and 28,951 shares, respectively]	29,394	397,707
Capital shares issued in reinvestment of dividends and distributions [2,550 and 4,195 shares, respectively]	34,753	57,755
Capital shares redeemed [(14,093) and (52,553) shares, respectively]	(192,040)	(721,758)

Total Class C transactions	(127,893)	(266,296)

Class Y
Capital shares sold [16 and 0 shares, respectively]	218	—
Capital shares issued in reinvestment of dividends and distributions [2 and 90 shares, respectively]	27	1,240
Capital shares redeemed [(32) and (4,171) shares, respectively]	(434)	(57,797)

Total Class Y transactions	(189)	(56,557)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,461,430)	(3,814,556)

TOTAL DECREASE IN NET ASSETS	(2,868,272)	(3,918,946)
NET ASSETS:
Beginning of period	22,657,186	26,576,132

End of period (a)	$19,788,914	$22,657,186

(a) Includes accumulated undistributed net investment income of	$7,495	$7,495

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE CAPITAL APPRECIATION FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2007(c)		Year Ended October 31,		Ten Months Ended October 31,		Year Ended December 31,
Class A	(Unaudited)		2006(c)	2005(c)(e)	2004(c)		2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$35.93		$33.86	$29.94	$29.66		$22.47	$27.23	$34.21

Income (loss) from investment operations:
Net investment loss	(0.09)		(0.22)	(0.19)	(0.14)		(0.21)	(0.25)	(0.24)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.02		2.29	4.11	0.42		7.40	(4.51)	(6.75)

Total from investment operations	2.93		2.07	3.92	0.28		7.19	(4.76)	(6.99)

Redemption fees	—#		—#	—#	—	#	—#	—#	0.01

Net asset value, end of period	$38.86		$35.93	$33.86	$29.94		$29.66	$22.47	$27.23

Total return (b)†	8.15%		6.11%	13.09%	0.94%		32.00%	(17.48)%	(20.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$182,208		$196,491	$195,039	$159,201		$147,894	$96,878	$128,957
Ratio of expenses to average net assets:
After waivers (a)	1.58%		1.55%	1.65%	1.61%		1.62%	1.67%	1.61%
After waivers and fees paid indirectly (a)	1.58	%(e)	1.54%	1.62%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.58%		1.55%	1.65%	1.63%		1.62%	1.67%	1.63%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.48)%		(0.63)%	(0.60)%	(0.56)%		(0.82)%	(0.95)%	(0.84)%
After waivers and fees paid indirectly (a)	(0.47)%		(0.61)%	(0.57)%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.48)%		(0.63)%	(0.60)%	(0.58)%		(0.82)%	(0.95)%	(0.86)%
Portfolio turnover rate (f)	15%		63%	74%	69%		82%	111%	111%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—		$—	$—	**		**	**	**

	Six Months Ended April 30, 2007(c)		Year Ended October 31,		Ten Months Ended October 31,		Year Ended December 31,
Class B	(Unaudited)		2006(c)	2005(c)(e)	2004(c)		2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$33.01		$31.28	$27.81	$27.69		$21.09	$25.70	$32.47

Income (loss) from investment operations:
Net investment loss	(0.18)		(0.38)	(0.34)	(0.25)		(0.33)	(0.37)	(0.37)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.78		2.11	3.81	0.37		6.93	(4.24)	(6.40)

Total from investment operations	2.60		1.73	3.47	0.12		6.60	(4.61)	(6.77)

Redemption fees	—#		—	—#	—#		—#	—	—

Net asset value, end of period	$35.61		$33.01	$31.28	$27.81		$27.69	$21.09	$25.70

Total return (b)†	7.88%		5.50%	12.51%	0.43%		31.29%	(17.94)%	(20.85)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$59,900		$67,131	$75,060	$66,639		$70,714	$44,262	$56,243
Ratio of expenses to average net assets:
After waivers (a)	2.13%		2.10%	2.20%	2.16%		2.17%	2.22%	2.16%
After waivers and fees paid indirectly (a)	2.13	%(e)	2.09%	2.17%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.13%		2.10%	2.20%	2.18%		2.17%	2.22%	2.18%
Ratio of net investment loss to average net assets:
After waivers (a)	(1.03)%		(1.18)%	(1.15)%	(1.11	)%(e)	(1.39)%	(1.51)%	(1.40)%
After waivers and fees paid indirectly (a)	(1.03)%		(1.16)%	(1.12)%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(1.03)%		(1.18)%	(1.15)%	(1.13	)%(e)	(1.39)%	(1.51)%	(1.42)%
Portfolio turnover rate (f)	15%		63%	74%	69%		82%	111%	111%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—		$—	$—	**		**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE CAPITAL APPRECIATION FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2007(c)		Year Ended October 31,		Ten Months Ended October 31,		Year Ended December 31,
Class C	(Unaudited)		2006(c)	2005(c)(e)	2004(c)		2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$33.97		$32.19	$28.62	$28.49		$21.70	$26.43	$33.40

Income (loss) from investment operations:
Net investment loss	(0.18)		(0.39)	(0.35)	(0.26)		(0.35)	(0.38)	(0.38)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.85		2.17	3.92	0.39		7.14	(4.35)	(6.59)

Total from investment operations	2.67		1.78	3.57	0.13		6.79	(4.73)	(6.97)

Redemption fees	—		—#	—#	—#		—#	—	—

Net asset value, end of period	$36.64		$33.97	$32.19	$28.62		$28.49	$21.70	$26.43

Total return (b)†	7.86%		5.53%	12.47%	0.46%		31.29%	(17.90)%	(20.87)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$56,247		$65,458	$60,395	$37,032		$28,922	$15,135	$17,156
Ratio of expenses to average net assets:
After waivers (a)	2.13%		2.10%	2.20%	2.16%		2.16%	2.22%	2.16%
After waivers and fees paid indirectly (a)	2.13	%(e)	2.09%	2.17%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.13%		2.10%	2.20%	2.18%		2.16%	2.22%	2.18%
Ratio of net investment loss to average net assets:
After waivers (a)	(1.03)%		(1.17)%	(1.15)%	(1.11)%		(1.39)%	(1.51)%	(1.39)%
After waivers and fees paid indirectly (a)	(1.02)%		(1.16)%	(1.12)%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(1.03)%		(1.17)%	(1.15)%	(1.13)%		(1.39)%	(1.51)%	(1.41)%
Portfolio turnover rate (f)	15%		63%	74%	69%		82%	111%	111%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—		$—	$—	**		**	**	**

Class Y	Six Months Ended April 30, 2007(c)		Year Ended October 31,		Ten Months Ended October 31,		Year Ended December 31,
	(Unaudited)		2006(c)	2005(c)(e)	2004(c)		2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$37.57		$35.24	$31.01	$30.62		$23.09	$27.85	$34.84

Income (loss) from investment operations:
Net investment loss	—#		(0.06)	(0.04)	(0.03)		(0.12)	(0.14)	(0.11)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.15		2.39	4.27	0.42		7.65	(4.62)	(6.88)

Total from investment operations	3.15		2.33	4.23	0.39		7.53	(4.76)	(6.99)

Redemption fees	—#		—	—	—#		—#	—	—

Net asset value, end of period	$40.72		$37.57	$35.24	$31.01		$30.62	$23.09	$27.85

Total return (b)	8.38%		6.61%	13.64%	1.27%		32.61%	(17.09)%	(20.06)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$76,721		$69,467	$49,158	$7,125		$4,033	$970	$433
Ratio of expenses to average net assets:
After waivers (a)	1.13%		1.10%	1.20%	1.16	%(e)	1.16%	1.23%	1.16%
After waivers and fees paid indirectly (a)	1.13%		1.09%	1.17%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.13%		1.10%	1.20%	1.18	%(e)	1.16%	1.23%	1.18%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.02)%		(0.17)%	(0.15)%	(0.11)%		(0.46)%	(0.56)%	(0.40)%
After waivers and fees paid indirectly (a)	(0.02)%		(0.16)%	(0.12)%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.02)%		(0.17)%	(0.15)%	(0.13)%		(0.46)%	(0.56)%	(0.42)%
Portfolio turnover rate (f)	15%		63%	74%	69%		82%	111%	111%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—		$—	$—	**		**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE DEEP VALUE FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2007(c)	Year Ended October 31,		Ten Months Ended October 31,		Year Ended December 31,		May 31, 2001* to December 31, 2001(c)
	(Unaudited)	2006(c)	2005(c)(e)	2004(c)		2003(c)	2002(c)
Net asset value, beginning of period	$11.53	$11.11	$9.92	$9.71		$7.59	$9.93	$10.00

Income (loss) from investment operations:
Net investment income	0.06	0.13	0.12	0.05		0.07	0.06	0.02
Net realized and unrealized gain (loss) on investments	1.10	1.44	1.14	0.16		2.12	(2.34)	(0.06)

Total from investment operations	1.16	1.57	1.26	0.21		2.19	(2.28)	(0.04)

Less distributions:
Dividends from net investment income	(0.11)	(0.12)	(0.07)	—		(0.07)	(0.05)	—
Distributions from realized gains	(0.36)	(1.03)	—	—		—	(0.01)	(0.03)

Total dividends and distributions	(0.47)	(1.15)	(0.07)	—		(0.07)	(0.06)	(0.03)

Redemption fees	—#	—#	—#	—		—	—	—

Net asset value, end of period	$12.22	$11.53	$11.11	$9.92		$9.71	$7.59	$9.93

Total return (b)†	10.37%	15.34%	12.75%	2.16%		28.87%	(22.97)%	(0.41)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$30,002	$30,747	$26,583	$17,347		$13,462	$6,037	$4,085
Ratio of expenses to average net assets:
After waivers (a)	1.50%	1.50%	1.50%	1.50%		1.50%	1.50%	1.50%
After waivers and fees paid indirectly (a)	1.48%	1.48%	1.33%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.86%	1.77%	1.91%	1.88%		2.06%	2.29%	4.31%
Ratio of net investment income to average net assets:
After waivers (a)	0.97%	1.14%	0.89%	0.63%		0.90%	0.67%	0.28%
After waivers and fees paid indirectly (a)	0.99%	1.16%	1.06%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	0.61%	0.87%	0.48%	0.25%		0.34%	(0.12)%	(2.53)%
Portfolio turnover rate (f)	10%	29%	101%	34%		30%	43%	16%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.03	$0.06	**		**	**	**

Class B	Six Months Ended April 30, 2007(c)	Year Ended October 31,		Ten Months Ended October 31,		Year Ended December 31,		May 31, 2001* to December 31, 2001(c)
	(Unaudited)	2006(c)	2005(c)(e)	2004(c)		2003(c)	2002(c)
Net asset value, beginning of period	$11.42	$11.01	$9.83	$9.67		$7.57	$9.90	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.03	0.07	0.06	0.01		0.03	0.01	(0.02)
Net realized and unrealized gain (loss) on investments	1.09	1.42	1.13	0.15		2.10	(2.32)	(0.05)

Total from investment operations	1.12	1.49	1.19	0.16		2.13	(2.31)	(0.07)

Less distributions:
Dividends from net investment income	(0.05)	(0.05)	(0.01)	—		(0.03)	(0.01)	—
Distributions from realized gains	(0.36)	(1.03)	—	—		—	(0.01)	(0.03)

Total dividends and distributions	(0.41)	(1.08)	(0.01)	—		(0.03)	(0.02)	(0.03)

Redemption Fees	—	—#	—#	—		—	—	—

Net asset value, end of period	$12.13	$11.42	$11.01	$9.83		$9.67	$7.57	$9.90

Total return (b)†	10.02%	14.69%	12.14%	1.65%		28.14%	(23.35)%	(0.71)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$15,707	$16,250	$16,681	$14,634		$11,917	$6,515	$4,856
Ratio of expenses to average net assets:
After waivers (a)	2.05%	2.05%	2.05%	2.05%		2.05%	2.05%	2.05%
After waivers and fees paid indirectly (a)	2.03%	2.03%	1.88%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.41%	2.32%	2.46%	2.43%		2.62%	2.86%	4.87%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.42%	0.61%	0.34%	0.08	%(e)	0.36%	0.12%	(0.28)%
After waivers and fees paid indirectly (a)	0.44%	0.62%	0.51%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	0.06%	0.33%	(0.07)%	(0.30	)%(e)	(0.21)%	(0.69)%	(3.10)%
Portfolio turnover rate (f)	10%	29%	101%	34%		30%	43%	16%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.03	$0.06	**		**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE DEEP VALUE FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2007(c)	Year Ended October 31,			Ten Months Ended October 31,		Year Ended December 31,		May 31, 2001* to December 31, 2001(c)
	(Unaudited)	2006(c)		2005(c)(e)	2004 (c)		2003(c)	2002(c)
Net asset value, beginning of period	$11.42	$11.01		$9.83	$9.67		$7.57	$9.90	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.03	0.07		0.06	0.01		0.03	0.01	(0.01)
Net realized and unrealized gain (loss) on investments	1.10	1.42		1.13	0.15		2.10	(2.32)	(0.06)

Total from investment operations	1.13	1.49		1.19	0.16		2.13	(2.31)	(0.07)

Less distributions:
Dividends from net investment income	(0.05)	(0.05)		(0.01)	—		(0.03)	(0.01)	—
Distributions from realized gains	(0.36)	(1.03)		—	—		—	(0.01)	(0.03)

Total dividends and distributions	(0.41)	(1.08)		(0.01)	—		(0.03)	(0.02)	(0.03)

Redemption fees	—#	—		—	—		—	—	—

Net asset value, end of period	$12.14	$11.42		$11.01	$9.83		$9.67	$7.57	$9.90

Total return (b)†	10.11%	14.69%		12.14%	1.65%		28.20%	(23.38)%	(0.71)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,638	$7,390		$7,034	$6,805		$5,020	$2,374	$2,039
Ratio of expenses to average net assets:
After waivers (a)	2.05%	2.05%		2.05%	2.05%		2.05%	2.05%	2.05%
After waivers and fees paid indirectly (a)	2.03%	2.03%		1.88%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.41%	2.32%		2.46%	2.43%		2.61%	2.86%	4.88%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.42%	0.60%		0.34%	0.08	%(e)	0.35%	0.13%	(0.26)%
After waivers and fees paid indirectly (a)	0.44%	0.61%		0.51%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	0.06%	0.32%		(0.07)%	(0.30	)%(e)	(0.21)%	(0.68)%	(3.09)%
Portfolio turnover rate (f)	10%	29%		101%	34%		30%	43%	16%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.03		$0.06	**		**	**	**

Class Y	Six Months Ended April 30, 2007(c)	Year Ended October 31,			Ten Months Ended October 31,		Year Ended December 31,		May 31, 2001* to December 31, 2001(c)
	(Unaudited)	2006(c)		2005(c)(e)	2004(c)		2003(c)	2002(c)
Net asset value, beginning of period	$11.61	$11.19		$10.00	$9.75		$7.61	$9.95	$10.00

Income (loss) from investment operations:
Net investment income	0.08	0.17		0.17	0.09		0.12	0.10	0.04
Net realized and unrealized gain (loss) on investments	1.12	1.45		1.14	0.16		2.12	(2.35)	(0.06)

Total from investment operations	1.20	1.62		1.31	0.25		2.24	(2.25)	(0.02)

Less distributions:
Dividends from net investment income	(0.17)	(0.17)		(0.12)	—		(0.10)	(0.08)	—
Distributions from realized gains	(0.36)	(1.03)		—	—		—	(0.01)	(0.03)

Total dividends and distributions	(0.53)	(1.20)		(0.12)	—		(0.10)	(0.09)	(0.03)

Net asset value, end of period	$12.28	$11.61		$11.19	$10.00		$9.75	$7.61	$9.95

Total return (b)	10.64%	15.81%		13.16%	2.56%		29.45%	(22.61)%	(0.21)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,325	$10,192		$4,558	$353		$294	$251	$166
Ratio of expenses to average net assets:
After waivers (a)	1.05%	1.05%		1.05%	1.05%		1.05%	1.05%	1.05%
After waivers and fees paid indirectly (a)	1.03%	1.03%		0.88%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.41%	1.32	%(e)	1.46%	1.43%		1.63%	1.88%	3.90%
Ratio of net investment income to average net assets:
After waivers (a)	1.41%	1.53%		1.34%	1.08	%(e)	1.39%	1.13%	0.71%
After waivers and fees paid indirectly (a)	1.43%	1.55%		1.51%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.04%	1.25%		0.93%	0.70	%(e)	0.81%	0.30%	(2.14)%
Portfolio turnover rate (f)	10%	29%		101%	34%		30%	43%	16%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.03		$0.05	**		**	**	**
See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE EQUITY FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2007(c)	Year Ended October 31,		Ten Months Ended October 31,	Year Ended December 31,
	(Unaudited)	2006(c)	2005(c)(e)	2004(c)	2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$6.39	$6.49	$5.98	$5.82	$3.86	$5.50	$6.81

Income (loss) from investment operations:
Net investment loss	(0.03)	(0.07)	(0.08)	(0.06)	(0.06)	(0.06)	(0.07)
Net realized and unrealized gain (loss) on investments	0.38	(0.03)	0.59	0.22	2.02	(1.58)	(1.21)

Total from investment operations	0.35	(0.10)	0.51	0.16	1.96	(1.64)	(1.28)

Less distributions:
Distributions from realized gains	—	—	—	—	—	—	(0.03)

Redemption fees	—	—#	—#	—#	—#	—#	—

Net asset value, end of period	$6.74	$6.39	$6.49	$5.98	$5.82	$3.86	$5.50

Total return (b)†	5.48%	(1.54)%	8.53%	2.75%	50.78%	(29.82)%	(18.75)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$32,784	$42,821	$71,516	$74,983	$74,468	$34,148	$55,677
Ratio of expenses to average net assets:
After waivers (a)	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
After waivers and fees paid indirectly (a)	1.57%	1.55%	1.59%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.92%	1.74%	1.74%	1.64%	1.66%	1.78%	1.70%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.97)%	(1.17)%	(1.30)%	(1.27)%	(1.24)%	(1.29)%	(1.21)%
After waivers and fees paid indirectly (a)	(0.94)%	(1.12)%	(1.29)%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(1.29)%	(1.31)%	(1.44)%	(1.31)%	(1.30)%	(1.47)%	(1.31)%
Portfolio turnover rate (f)	8%	34%	13%	16%	19%	15%	19%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.01	$0.01	$0.01	**	**	**	**

Class B	Six Months Ended April 30, 2007(c)	Year Ended October 31,		Ten Months Ended October 31,	Year Ended December 31,
	(Unaudited)	2006(c)	2005(c)(e)	2004(c)	2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$6.09	$6.21	$5.76	$5.63	$3.76	$5.38	$6.69

Income (loss) from investment operations:
Net investment loss	(0.05)	(0.10)	(0.11)	(0.09)	(0.09)	(0.08)	(0.10)
Net realized and unrealized gain (loss) on investments	0.36	(0.02)	0.56	0.22	1.96	(1.54)	(1.18)

Total from investment operations	0.31	(0.12)	0.45	0.13	1.87	(1.62)	(1.28)

Less distributions:
Distributions from realized gains	—	—	—	—	—	—	(0.03)

Redemption fees	—#	—#	—#	—#	—#	—	—

Net asset value, end of period	$6.40	$6.09	$6.21	$5.76	$5.63	$3.76	$5.38

Total return (b)†	5.09%	(1.93)%	7.81%	2.31%	49.73%	(30.11)%	(19.09)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$27,241	$33,192	$46,583	$54,059	$54,939	$32,037	$52,441
Ratio of expenses to average net assets:
After waivers (a)	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%
After waivers and fees paid indirectly (a)	2.12%	2.10%	2.14%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.47%	2.29%	2.29%	2.19%	2.22%	2.34%	2.25%
Ratio of net investment loss to average net assets:
After waivers (a)	(1.52)%	(1.71)%	(1.85)%	(1.82)%	(1.80)%	(1.84)%	(1.76)%
After waivers and fees paid indirectly (a)	(1.49)%	(1.66)%	(1.84)%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(1.84)%	(1.85)%	(1.99)%	(1.86)%	(1.87)%	(2.03)%	(1.86)%
Portfolio turnover rate (f)	8%	34%	13%	16%	19%	15%	19%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.01	$0.01	$0.01	**	**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE EQUITY FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2007(c)	Year Ended October 31,		Ten Months Ended October 31,		Year Ended December 31,
	(Unaudited)	2006(c)	2005(c)(e)	2004(c)		2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$6.09	$6.22	$5.76	$5.63		$3.76	$5.39	$6.69

Income (loss) from investment operations:
Net investment loss	(0.05)	(0.10)	(0.11)	(0.09)		(0.09)	(0.08)	(0.10)
Net realized and unrealized gain (loss) on investments	0.37	(0.03)	0.57	0.22		1.96	(1.55)	(1.17)

Total from investment operations	0.32	(0.13)	0.46	0.13		1.87	(1.63)	(1.27)

Less distributions:
Distributions from realized gains	—	—	—	—		—	—	(0.03)

Redemption fees	—#	—#	—#	—#		—#	—	—

Net asset value, end of period	$6.41	$6.09	$6.22	$5.76		$5.63	$3.76	$5.39

Total return (b)†	5.25%	(2.09)%	7.99%	2.31%		49.73%	(30.24)%	(18.94)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$17,477	$22,729	$36,834	$42,206		$38,988	$21,557	$35,995
Ratio of expenses to average net assets:
After waivers (a)	2.15%	2.15%	2.15%	2.15%		2.15%	2.15%	2.15%
After waivers and fees paid indirectly (a)	2.12%	2.10%	2.14%	N/A		N/A	N/A	N/A
Before waivers (a)	2.47%	2.29%	2.29%	2.19	%(e)	2.22%	2.34%	2.25%
Ratio of net investment loss to average net assets:
After waivers (a)	(1.52)%	(1.72)%	(1.85)%	(1.82)%		(1.80)%	(1.84)%	(1.76)%
After waivers and fees paid indirectly (a)	(1.49)%	(1.66)%	(1.84)%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(1.84)%	(1.85)%	(1.99)%	(1.86)%		(1.87)%	(2.03)%	(1.86)%
Portfolio turnover rate (f)	8%	34%	13%	16%		19%	15%	19%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.01	$0.01	$0.01	**		**	**	**

Class Y	Six Months Ended April 30, 2007(c)	Year Ended October 31,		Ten Months Ended October 31,		Year Ended December 31,
	(Unaudited)	2006(c)	2005(c)(e)	2004(c)		2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$6.62	$6.69	$6.13	$5.94		$3.93	$5.57	$6.85

Income (loss) from investment operations:
Net investment loss	(0.02)	(0.04)	(0.05)	(0.04)		(0.04)	(0.04)	(0.04)
Net realized and unrealized gain (loss) on investments	0.39	(0.03)	0.61	0.23		2.05	(1.60)	(1.21)

Total from investment operations	0.37	(0.07)	0.56	0.19		2.01	(1.64)	(1.25)

Less distributions:
Distributions from realized gains	—	—	—	—		—	—	(0.03)

Redemption fees	—	—	—	—#		—#	—	—

Net asset value, end of period	$6.99	$6.62	$6.69	$6.13		$5.94	$3.93	$5.57

Total return (b)	5.59%	(1.05)%	9.14%	3.20%		51.15%	(29.44)%	(18.21)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,755	$7,746	$9,408	$4,802		$2,166	$918	$1,004
Ratio of expenses to average net assets:
After waivers (a)	1.15%	1.15%	1.15%	1.15%		1.15%	1.15%	1.15%
After waivers and fees paid indirectly (a)	1.12%	1.10%	1.14%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.47%	1.29%	1.29%	1.19	%(e)	1.22%	1.35%	1.24%
Ratio of net investment loss to average net assets:
After waivers (a) .	(0.52)%	(0.71)%	(0.85)%	(0.82)%		(0.79)%	(0.83)%	(0.77)%
After waivers and fees paid indirectly (a)	(0.49)%	(0.66)%	(0.84)%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.84)%	(0.85)%	(0.99)%	(0.86)%		(0.86)%	(1.03)%	(0.86)%
Portfolio turnover rate (f)	8%	34%	13%	16%		19%	15%	19%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.01	$0.01	$0.01	**		**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2007(c)	Year Ended October 31,		Ten Months Ended October 31,	Year Ended December 31,
	(Unaudited)	2006(c)	2005(c)(e)	2004(c)	2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$28.55	$27.03	$25.21	$22.98	$18.40	$22.12	$25.72

Income (loss) from investment operations:
Net investment income	0.19	0.38	0.35	0.21	0.25	0.19	0.20
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.57	3.41	1.98	2.15	4.58	(3.55)	(3.24)

Total from investment operations	2.76	3.79	2.33	2.36	4.83	(3.36)	(3.04)

Less distributions:
Dividends from net investment income	(0.37)	(0.33)	(0.16)	(0.13)	(0.25)	(0.19)	(0.18)
Distributions from realized gains	(2.54)	(1.94)	(0.35)	—	—	(0.17)	(0.38)

Total dividends and distributions	(2.91)	(2.27)	(0.51)	(0.13)	(0.25)	(0.36)	(0.56)

Redemption fees	—#	—#	—#	—#	—	—	—

Net asset value, end of period	$28.40	$28.55	$27.03	$25.21	$22.98	$18.40	$22.12

Total return (b)†	10.18%	14.89%	9.27%	10.28%	26.38%	(15.23)%	(11.83)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$115,276	$115,580	$110,097	$90,020	$70,505	$60,165	$79,215
Ratio of expenses to average net assets:
After waivers (a)	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
After waivers and fees paid indirectly (a)	1.50%	1.49%	1.48%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.63%	1.65%	1.71%	1.62%	1.65%	1.67%	1.58%
Ratio of net investment income to average net assets:
After waivers (a)	1.40%	1.37%	1.29%	1.05%	1.33%	0.91%	0.84%
After waivers and fees paid indirectly (a)	1.40%	1.38%	1.31%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.27%	1.22%	1.08%	0.93%	1.18%	0.74%	0.76%
Portfolio turnover rate (f)	34%	83%	96%	57%	105%	41%	48%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.04	$0.06	**	**	**	**

Class B	Six Months Ended April 30, 2007(c)	Year Ended October 31,		Ten Months Ended October 31,	Year Ended December 31,
	(Unaudited)	2006(c)	2005(c)(e)	2004(c)	2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$27.89	$26.44	$24.74	$22.60	$18.11	$21.77	$25.32

Income (loss) from investment operations:
Net investment income	0.12	0.22	0.20	0.10	0.15	0.07	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.50	3.34	1.93	2.10	4.49	(3.48)	(3.18)

Total from investment operations	2.62	3.56	2.13	2.20	4.64	(3.41)	(3.11)

Less distributions:
Dividends from net investment income	(0.20)	(0.17)	(0.08)	(0.06)	(0.15)	(0.08)	(0.06)
Distributions from realized gains	(2.54)	(1.94)	(0.35)	—	—	(0.17)	(0.38)

Total dividends and distributions	(2.74)	(2.11)	(0.43)	(0.06)	(0.15)	(0.25)	(0.44)

Redemption fees	—#	—#	—#	—	—	—	—

Net asset value, end of period	$27.77	$27.89	$26.44	$24.74	$22.60	$18.11	$21.77

Total return (b)†	9.87%	14.24%	8.65%	9.76%	25.68%	(15.67)%	(12.28)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$39,751	$43,039	$49,907	$43,698	$37,491	$30,879	$38,273
Ratio of expenses to average net assets:
After waivers (a)	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%
After waivers and fees paid indirectly (a)	2.05%	2.04%	2.03%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.18%	2.20%	2.26%	2.17%	2.19%	2.22%	2.13%
Ratio of net investment income to average net assets:
After waivers (a)	0.85%	0.82%	0.74%	0.50%	0.78%	0.36%	0.29%
After waivers and fees paid indirectly (a)	0.85%	0.83%	0.76%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	0.72%	0.67%	0.53%	0.38%	0.64%	0.19%	0.21%
Portfolio turnover rate (f)	34%	83%	96%	57%	105%	41%	48%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.04	$0.06	**	**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2007(c)		Year Ended October 31,		Ten Months Ended October 31,		Year Ended December 31,
	(Unaudited)		2006(c)	2005(c)(e)	2004(c)		2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$28.11		$26.63	$24.90	$22.75		$18.23	$21.92	$25.49

Income (loss) from investment operations:
Net investment income	0.12		0.22	0.20	0.10		0.15	0.07	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.52		3.37	1.96	2.12		4.52	(3.51)	(3.20)

Total from investment operations	2.64		3.59	2.16	2.22		4.67	(3.44)	(3.13)

Less distributions:
Dividends from net investment income	(0.20)		(0.17)	(0.08)	(0.07)		(0.15)	(0.08)	(0.06)
Distributions from realized gains	(2.54)		(1.94)	(0.35)	—		—	(0.17)	(0.38)

Total dividends and distributions	(2.74)		(2.11)	(0.43)	(0.07)		(0.15)	(0.25)	(0.44)

Redemption fees	—#		—#	—#	—#		—	—	—

Net asset value, end of period	$28.01		$28.11	$26.63	$24.90		$22.75	$18.23	$21.92

Total return (b)†	9.87%		14.26%	8.71%	9.76%		25.70%	(15.69)%	(12.28)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,471		$15,763	$15,741	$12,910		$9,452	$6,829	$8,093
Ratio of expenses to average net assets:
After waivers (a)	2.05%		2.05%	2.05%	2.05%		2.05%	2.05%	2.05%
After waivers and fees paid indirectly (a)	2.05%		2.04%	2.03%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.18%		2.20%	2.26%	2.17	%(e)	2.19%	2.22%	2.13%
Ratio of net investment income to average net assets:
After waivers (a)	0.85%		0.82%	0.74%	0.50	%(e)	0.78%	0.36%	0.29%
After waivers and fees paid indirectly (a)	0.85%		0.83%	0.76%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	0.72%		0.67%	0.53%	0.38	%(e)	0.64%	0.19%	0.21%
Portfolio turnover rate (f)	34%		83%	96%	57%		105%	41%	48%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02		$0.04	$0.06	**		**	**	**

Class Y	Six Months Ended April 30, 2007(c)		Year Ended October 31,		Ten Months Ended October 31,		Year Ended December 31,
	(Unaudited)		2006(c)	2005(c)(e)	2004(c)		2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$28.64		$27.13	$25.24	$22.97		$18.38	$22.10	$25.70

Income (loss) from investment operations:
Net investment income	0.25		0.50	0.48	0.30		0.34	0.28	0.30
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.59		3.40	1.98	2.15		4.59	(3.55)	(3.23)

Total from investment operations	2.84		3.90	2.46	2.45		4.93	(3.27)	(2.93)

Less distributions:
Dividends from net investment income	(0.51)		(0.45)	(0.22)	(0.18)		(0.34)	(0.28)	(0.29)
Distributions from realized gains	(2.54)		(1.94)	(0.35)	—		—	(0.17)	(0.38)

Total dividends and distributions	(3.05)		(2.39)	(0.57)	(0.18)		(0.34)	(0.45)	(0.67)

Redemption fees	—		—	—	—#		—	—	—

Net asset value, end of period	$28.43		$28.64	$27.13	$25.24		$22.97	$18.38	$22.10

Total return (b)	10.46%		15.35%	9.79%	10.68%		26.99%	(14.85)%	(11.44)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$18,526		$15,275	$8,277	$681		$265	$273	$321
Ratio of expenses to average net assets:
After waivers (a)	1.05%		1.05%	1.05%	1.05%		1.05%	1.05%	1.05%
After waivers and fees paid indirectly (a)	1.05%		1.04%	1.03%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.18	%(e)	1.20%	1.26%	1.17	%(e)	1.20%	1.22%	1.15%
Ratio of net investment income to average net assets:
After waivers (a)	1.84%		1.83%	1.74%	1.50	%(e)	1.79%	1.36%	1.28%
After waivers and fees paid indirectly (a)	1.84%		1.84%	1.76%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.71%		1.68%	1.53%	1.38	%(e)	1.64%	1.19%	1.18%
Portfolio turnover rate (f)	34%		83%	96%	57%		105%	41%	48%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02		$0.04	$0.06	**		**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2007(c)	Year Ended October 31,		Ten Months Ended October 31,		Year Ended December 31,
	(Unaudited)	2006(c)	2005(c)(e)	2004(c)		2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$9.71	$8.21	$7.64	$6.97		$5.11	$5.82	$6.62

Income (loss) from investment operations:
Net investment income	0.03	0.07	0.06	0.07		0.07	0.09	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.65	2.06	0.97	0.60		1.88	(0.63)	(0.60)

Total from investment operations	0.68	2.13	1.03	0.67		1.95	(0.54)	(0.56)

Less distributions:
Dividends from net investment income	(0.07)	(0.12)	(0.20)	—		(0.07)	(0.08)	(0.05)
Distributions from realized gains	(0.53)	(0.51)	(0.26)	—		(0.02)	(0.09)	(0.19)

Total dividends and distributions	(0.60)	(0.63)	(0.46)	—		(0.09)	(0.17)	(0.24)

Redemption fees	—#	—#	—#	—#		—#	—	—

Net asset value, end of period	$9.79	$9.71	$8.21	$7.64		$6.97	$5.11	$5.82

Total return (b)†	7.20%	27.17%	13.80%	9.61%		38.21%	(9.21)%	(8.37)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$27,213	$23,912	$13,802	$12,943		$11,152	$8,760	$13,715
Ratio of expenses to average net assets:
After waivers (a)	1.75%	1.75%	1.75%	1.75%		1.75%	1.75%	1.75%
After waivers and fees paid indirectly (a)	1.75%	1.74%	1.74%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.94%	1.88%	2.20%	1.92%		1.96%	1.99%	1.92%
Ratio of net investment income to average net assets:
After waivers (a)	0.73%	0.83%	0.76%	1.20%		1.32%	1.55%	0.67%
After waivers and fees paid indirectly (a)	0.73%	0.83%	0.77%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	0.54%	0.69%	0.31%	1.03%		1.11%	1.31%	0.50%
Portfolio turnover rate (f)	5%	19%	25%	25%		87%	9%	56%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.01	$0.03	**		**	**	**

Class B	Six Months Ended April 30, 2007(c)	Year Ended October 31,		Ten Months Ended October 31,		Year Ended December 31,
	(Unaudited)	2006(c)	2005(c)(e)	2004(c)		2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$9.59	$8.11	$7.55	$6.92		$5.08	$5.08	$6.57

Income (loss) from investment operations:
Net investment income	0.01	0.03	0.02	0.04		0.04	0.05	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.64	2.03	0.96	0.59		1.86	(0.61)	(0.59)

Total from investment operations	0.65	2.06	0.98	0.63		1.90	(0.56)	(0.58)

Less distributions:
Dividends from net investment income	(0.02)	(0.07)	(0.16)	—		(0.04)	(0.05)	(0.02)
Distributions from realized gains	(0.53)	(0.51)	(0.26)	—		(0.02)	(0.09)	(0.19)

Total dividends and distributions	(0.55)	(0.58)	(0.42)	—		(0.06)	(0.14)	(0.21)

Redemption fees	—	—	—	—#		—#	—	—

Net asset value, end of period	$9.69	$9.59	$8.11	$7.55		$6.92	$5.08	$5.78

Total return (b)†	6.90%	26.50%	13.15%	9.10%		37.41%	(9.58)%	(8.84)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$15,577	$15,657	$12,294	$10,878		$10,264	$7,725	$9,429
Ratio of expenses to average net assets:
After waivers (a)	2.30%	2.30%	2.30%	2.30%		2.30%	2.30%	2.30%
After waivers and fees paid indirectly (a)	2.30%	2.29%	2.29%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.49%	2.43%	2.75%	2.47	%(e)	2.51%	2.55%	2.47%
Ratio of net investment income to average net assets:
After waivers (a)	0.12%	0.34%	0.21%	0.65	%(e)	0.77%	0.96%	0.14%
After waivers and fees paid indirectly (a)	0.12%	0.34%	0.22%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.07)%	0.20%	(0.24)%	0.48	%(e)	0.56%	0.71%	(0.03)%
Portfolio turnover rate (f)	5%	19%	25%	25%		87%	9%	56%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.01	$0.03	**		**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2007(c)		Year Ended October 31,		Ten Months Ended October 31,		Year Ended December 31,
	(Unaudited)		2006(c)	2005(c)(e)	2004(c)		2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$9.56		$8.09	$7.53	$6.90		$5.07	$5.78	$6.57

Income (loss) from investment operations
Net investment income	0.01		0.03	0.02	0.04		0.05	0.06	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.64		2.02	0.96	0.59		1.85	(0.63)	(0.59)

Total from investment operations	0.65		2.05	0.98	0.63		1.90	(0.57)	(0.58)

Less distributions:
Dividends from net investment income	(0.02)		(0.07)	(0.16)	—		(0.05)	(0.05)	(0.02)
Distributions from realized gains	(0.53)		(0.51)	(0.26)	—		(0.02)	(0.09)	(0.19)

Total dividends and distributions	(0.55)		(0.58)	(0.42)	—		(0.07)	(0.14)	(0.21)

Redemption fees	—		—#	—	—#		—#	—	—

Net asset value, end of period	$9.66		$9.56	$8.09	$7.53		$6.90	$5.07	$5.78

Total return (b)†	6.91%		26.44%	13.19%	9.13%		37.48%	(9.80)%	(8.73)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,272		$5,867	$3,964	$3,548		$2,980	$1,553	$2,056
Ratio of expenses to average net assets:
After waivers (a)	2.30%		2.30%	2.30%	2.30%		2.30%	2.30%	2.30%
After waivers and fees paid indirectly (a)	2.30%		2.29%	2.29%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.49%		2.43%	2.75%	2.47%		2.49%	2.54%	2.47%
Ratio of net investment income to average net assets:
After waivers (a)	0.19%		0.34%	0.21%	0.65	%(e)	0.65%	0.98%	0.10%
After waivers and fees paid indirectly (a)	0.19%		0.34%	0.22%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	—	%@	0.20%	(0.24)%	0.48	%(e)	0.46%	0.74%	(0.07)%
Portfolio turnover rate (f)	5%		19%	25%	25%		87%	9%	56%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01		$0.01	$0.03	**		**	**	**

Class Y	Six Months Ended April 30, 2007(c)		Year Ended October 31,		Ten Months Ended October 31,		Year Ended December 31,
	(Unaudited)		2006(c)	2005(c)(e)	2004(c)		2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$9.77		$8.26	$7.69	$6.98		$5.12	$5.84	$6.64

Income (loss) from investment operations:
Net investment income	0.05		0.12	0.10	0.10		0.10	0.11	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.66		2.06	0.97	0.61		1.87	(0.63)	(0.60)

Total from investment operations	0.71		2.18	1.07	0.71		1.97	(0.52)	(0.53)

Less distributions:
Dividends from net investment income	(0.12)		(0.16)	(0.24)	—		(0.09)	(0.11)	(0.08)
Distributions from realized gains	(0.53)		(0.51)	(0.26)	—		(0.02)	(0.09)	(0.19)

Total dividends and distributions	(0.65)		(0.67)	(0.50)	—		(0.11)	(0.20)	(0.27)

Redemption fees	—		—	—	—#		—#	—	—

Net asset value, end of period	$9.83		$9.77	$8.26	$7.69		$6.98	$5.12	$5.84

Total return (b)	7.45%		27.75%	14.27%	10.17%		38.67%	(8.80)%	(7.89)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,529		$14,440	$9,974	$8,737		$7,941	$5,754	$6,258
Ratio of expenses to average net assets:
After waivers (a)	1.30%		1.30%	1.30%	1.30%		1.30%	1.30%	1.30%
After waivers and fees paid indirectly (a)	1.30%		1.29%	1.29%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.49	%(e)	1.43%	1.75%	1.47	%(e)	1.51%	1.55%	1.47%
Ratio of net investment income to average net assets:
After waivers (a)	1.09%		1.31%	1.21%	1.65%		1.78%	1.96%	1.12%
After waivers and fees paid indirectly (a)	1.09%		1.32%	1.22%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	0.90%		1.18%	0.76%	1.48%		1.57%	1.71%	0.95%
Portfolio turnover rate (f)	5%		19%	25%	25%		87%	9%	56%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01		$0.01	$0.04	**		**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GOVERNMENT SECURITIES FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2007(c)	Year Ended October 31,			Ten Months Ended October 31,		Year Ended December 31,
	(Unaudited)	2006(c)		2005(c)(e)	2004(c)		2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$12.40	$12.41		$12.73	$12.67		$12.88	$12.38	$12.11

Income (loss) from investment operations
Net investment income	0.25	0.49		0.46	0.37		0.49	0.59	0.66
Net realized and unrealized gain (loss) on investments	0.03	—#		(0.33)	0.06		(0.22)	0.48	0.24

Total from investment operations	0.28	0.49		0.13	0.43		0.27	1.07	0.90

Less distributions:
Dividends from net investment income	(0.26)	(0.50)		(0.45)	(0.37)		(0.45)	(0.58)	(0.64)
Distributions from realized gains	—	—		—	—		(0.03)	—	—

Total dividends and distributions	(0.26)	(0.50)		(0.45)	(0.37)		(0.48)	(0.58)	(0.64)

Redemption fees	—#	—#		—#	—#		—#	0.01	0.01

Net asset value, end of period	$12.42	$12.40		$12.41	$12.73		$12.67	$12.88	$12.38

Total return (b)†	2.29%	4.09%		1.00%	3.49%		2.13%	8.96%	7.67%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$99,901	$103,852		$111,083	$113,032		$110,070	$125,270	$94,130
Ratio of expenses to average net assets:
After waivers (a)	1.25%	1.25%		1.25%	1.25%		1.25%	1.27%	1.30%
Before waivers (a)	1.50%	1.60%		1.64%	1.52%		1.49%	1.47%	1.37%
Ratio of net investment income to average net assets:
After waivers (a)	4.10%	4.00%		3.62%	3.52%		3.82%	4.70%	5.32%
Before waivers (a)	3.86%	3.65%		3.23%	3.25%		3.58%	4.50%	5.25%
Portfolio turnover rate (f)	0%	24%		21%	8%		50%	11%	15%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.04		$0.05	**		**	**	**

Class B	Six Months Ended April 30, 2007(c)	Year Ended October 31,			Ten Months Ended October 31,		Year Ended December 31,
	(Unaudited)	2006(c)		2005(c)(e)	2004(c)		2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$12.38	$12.39		$12.71	$12.65		$12.86	$12.37	$12.11

Income (loss) from investment operations:
Net investment income	0.22	0.43		0.39	0.31		0.42	0.52	0.59
Net realized and unrealized gain (loss) on investments	0.02	—#		(0.33)	0.07		(0.22)	0.48	0.24

Total from investment operations	0.24	0.43		0.06	0.38		0.20	1.00	0.83

Less distributions:
Dividends from net investment income	(0.23)	(0.44)		(0.38)	(0.32)		(0.38)	(0.51)	(0.57)
Distributions from realized gains	—	—		—	—		(0.03)	—	—

Total dividends and distributions	(0.23)	(0.44)		(0.38)	(0.32)		(0.41)	(0.51)	(0.57)

Redemption fees	—	—#		—#	—#		—#	—#	—

Net asset value, end of period	$12.39	$12.38		$12.39	$12.71		$12.65	$12.86	$12.37

Total return (b)†	1.94%	3.53%		0.45%	3.02%		1.57%	8.29%	7.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$40,561	$47,644		$62,764	$75,214		$88,538	$104,677	$66,898
Ratio of expenses to average net assets:
After waivers (a)	1.80%	1.80%		1.80%	1.80%		1.80%	1.82%	1.85%
Before waivers (a)	2.05%	2.15	%(e)	2.19%	2.07%		2.04%	2.03%	1.92%
Ratio of net investment income to average net assets:
After waivers (a)	3.57%	3.46%		3.07%	2.97	%(e)	3.25%	4.13%	4.75%
Before waivers (a)	3.31%	3.10%		2.68%	2.70	%(e)	3.01%	3.92%	4.68%
Portfolio turnover rate (f)	0%	24%		21%	8%		50%	11%	15%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.04		$0.05	**		**	**	**
See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GOVERNMENT SECURITIES FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2007(c)		Year Ended October 31,			Ten Months Ended October 31,		Year Ended December 31,
	(Unaudited)		2006(c)		2005(c)(e)	2004(c)		2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$12.38		$12.39		$12.71	$12.65		$12.86	$12.37	$12.11

Income (loss) from investment operations:
Net investment income	0.22		0.43		0.39	0.31		0.42	0.52	0.59
Net realized and unrealized gain (loss) on investments	0.02		—#		(0.33)	0.07		(0.22)	0.48	0.24

Total from investment operations	0.24		0.43		0.06	0.38		0.20	1.00	0.83

Less distributions:
Dividends from net investment income	(0.23)		(0.44)		(0.38)	(0.32)		(0.38)	(0.51)	(0.57)
Distributions from realized gains	—		—		—	—		(0.03)	—	—

Total dividends and distributions	(0.23)		(0.44)		(0.38)	(0.32)		(0.41)	(0.51)	(0.57)

Redemption fees	—		—		—#	—#		—#	—	—

Net asset value, end of period	$12.39		$12.38		$12.39	$12.71		$12.65	$12.86	$12.37

Total return (b)†	1.94%		3.53%		0.45%	3.02%		1.57%	8.28%	6.99%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,996		$12,975		$16,880	$20,321		$23,930	$27,942	$16,798
Ratio of expenses to average net assets:
After waivers (a)	1.80%		1.80%		1.80%	1.80%		1.80%	1.82%	1.85%
Before waivers (a)	2.05%		2.15	%(e)	2.19%	2.07%		2.04%	2.03%	1.92%
Ratio of net investment income to average net assets:
After waivers (a)	3.57%		3.46%		3.07%	2.97	%(e)	3.26%	4.12%	4.72%
Before waivers (a)	3.32%		3.10%		2.68%	2.70	%(e)	3.02%	3.91%	4.65%
Portfolio turnover rate (f)	0%		24%		21%	8%		50%	11%	15%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02		$0.04		$0.05	**		**	**	**

Class Y	Six Months Ended April 30, 2007(c)		Year Ended October 31,			Ten Months Ended October 31,		Year Ended December 31,
	(Unaudited)		2006(c)		2005(c)(e)	2004(c)		2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$12.38		$12.39		$12.72	$12.65		$12.86	$12.37	$12.11

Income (loss) from investment operations:
Net investment income	0.28		0.55		0.51	0.42		0.56	0.65	0.72
Net realized and unrealized gain (loss) on investments	0.03		—#		(0.33)	0.07		(0.23)	0.48	0.24

Total from investment operations	0.31		0.55		0.18	0.49		0.33	1.13	0.96

Less distributions:
Dividends from net investment income	(0.29)		(0.56)		(0.51)	(0.42)		(0.51)	(0.64)	(0.70)
Distributions from realized gains	—		—		—	—		(0.03)	—	—

Total dividends and distributions	(0.29)		(0.56)		(0.51)	(0.42)		(0.54)	(0.64)	(0.70)

Redemption fees	—		—		—	—#		—#	—	—

Net asset value, end of period	$12.40		$12.38		$12.39	$12.72		$12.65	$12.86	$12.37

Total return (b)	2.52%		4.56%		1.38%	3.95%		2.59%	9.37%	8.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$52,195		$44,720		$34,008	$22,222		$18,720	$10,242	$7,669
Ratio of expenses to average net assets:
After waivers (a)	0.80%		0.80%		0.80%	0.80%		0.80%	0.82%	0.85%
Before waivers (a)	1.05	%(e)	1.15%		1.19%	1.07%		1.05%	1.03%	0.92%
Ratio of net investment income to average net assets:
After waivers (a)	4.56%		4.46%		4.07%	3.97	%(e)	4.37%	5.18%	5.78%
Before waivers (a)	4.32%		4.11%		3.68%	3.70	%(e)	4.12%	4.97%	5.71%
Portfolio turnover rate (f)	0%		24%		21%	8%		50%	11%	15%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02		$0.04		$0.05	**		**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2007(c)	Year Ended October 31,		Ten Months Ended October 31,		Year Ended December 31,
Class A	(Unaudited)	2006(c)	2005(c)(e)	2004(c)		2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$41.09	$35.92	$31.85	$30.52		$24.11	$32.88	$38.55

Income (loss) from investment operations:
Net investment income	0.09	0.10	0.19	0.04		0.09	0.03	0.07
Net realized and unrealized gain (loss) on investments	3.52	5.28	3.88	1.29		6.35	(8.80)	(5.59)

Total from investment operations	3.61	5.38	4.07	1.33		6.44	(8.77)	(5.52)

Less distributions:
Dividends from net investment income	(0.06)	(0.21)	—	—		(0.03)	—	—
Distributions from realized gains	—	—	—	—		—	—	(0.15)

Total dividends and distributions	(0.06)	(0.21)	—	—		(0.03)	—	(0.15)

Redemption fees	—	—#	—#	—		—	—	—

Net asset value, end of period	$44.64	$41.09	$35.92	$31.85		$30.52	$24.11	$32.88

Total return (b)†	8.79%	15.03%	12.81%	4.33%		26.71%	(26.67)%	(14.32)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$92,109	$91,459	$77,158	$68,849		$60,352	$50,361	$84,159
Ratio of expenses to average net assets:
After waivers (a)	1.50%	1.50%	1.50%	1.50%		1.50%	1.50%	1.50%
After waivers and fees paid indirectly (a)	1.49%	1.49%	1.49%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.71%	1.78%	1.83%	1.72%		1.74%	1.71%	1.59%
Ratio of net investment income to average net assets:
After waivers (a)	0.41%	0.26%	0.55%	0.16%		0.37%	0.11%	0.21%
After waivers and fees paid indirectly (a)	0.42%	0.27%	0.56%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	0.19%	(0.02)%	0.22%	(0.06)%		0.13%	(0.10)%	0.12%
Portfolio turnover rate (f)	24%	43%	42%	33%		118%	17%	3%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.04	$0.11	$0.11	**		**	**	**

Class B	Six Months Ended April 30, 2007(c)	Year Ended October 31,		Ten Months Ended October 31,		Year Ended December 31,
	(Unaudited)	2006(c)	2005(c)(e)	2004(c)		2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$39.47	$34.50	$30.76	$29.60		$23.49	$32.22	$37.99

Income (loss) from investment operations:
Net investment income (loss)	(0.03)	(0.10)	—#	(0.10)		(0.05)	(0.12)	(0.12)
Net realized and unrealized gain (loss) on investments	3.37	5.07	3.74	1.26		6.16	(8.61)	(5.50)

Total from investment operations	3.34	4.97	3.74	1.16		6.11	(8.73)	(5.62)

Less distributions:
Dividends from net investment income	—	—#	—	—		—	—	—
Distributions from realized gains	—	—	—	—		—	—	(0.15)

Total dividends and distributions	—	—#	—	—		—	—	(0.15)

Redemption fees	—#	—#	—#	—		—	—	—

Net asset value, end of period	$42.81	$39.47	$34.50	$30.76		$29.60	$23.49	$32.22

Total return (b)†	8.46%	14.41%	12.20%	3.89%		26.01%	(27.09)%	(14.80)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$53,441	$59,223	$72,198	$77,038		$84,510	$73,049	$118,866
Ratio of expenses to average net assets:
After waivers (a)	2.05%	2.05%	2.05%	2.05%		2.05%	2.05%	2.05%
After waivers and fees paid indirectly (a)	2.04%	2.04%	2.04%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.26%	2.33%	2.38%	2.27	%(e)	2.29%	2.26%	2.14%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.14)%	(0.28)%	0.00%@	(0.39)%		(0.18)%	(0.43)%	(0.35)%
After waivers and fees paid indirectly (a)	(0.12)%	(0.27)%	0.01%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.35)%	(0.56)%	(0.33)%	(0.61)%		(0.42)%	(0.64)%	(0.44)%
Portfolio turnover rate (f)	24%	43%	42%	33%		118%	17%	3%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.04	$0.08	$0.11	**		**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2007(c)	Year Ended October 31,		Ten Months Ended October 31,	Year Ended December 31,
	(Unaudited)	2006(c)	2005(c)(e)	2004(c)	2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$39.51	$34.54	$30.80	$29.64	$23.52	$32.25	$38.03

Income (loss) from investment operations:
Net investment income (loss)	(0.03)	(0.10)	—#	(0.10)	(0.05)	(0.12)	(0.12)
Net realized and unrealized gain (loss) on investments	3.38	5.07	3.74	1.26	6.17	(8.61)	(5.51)

Total from investment operations	3.35	4.97	3.74	1.16	6.12	(8.73)	(5.63)

Less distributions:
Dividends from net investment income	—	—#	—	—	—	—	—
Distributions from realized gains	—	—	—	—	—	—	(0.15)

Total dividends and distributions	—	—#	—	—	—	—	(0.15)

Redemption fees	—	—	—#	—	—	—	—

Net asset value, end of period	$42.86	$39.51	$34.54	$30.80	$29.64	$23.52	$32.25

Total return (b)†	8.48%	14.39%	12.18%	3.88%	26.02%	(27.07)%	(14.81)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$16,770	$17,562	$16,729	$16,060	$15,884	$13,380	$22,263
Ratio of expenses to average net assets:
After waivers (a)	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%
After waivers and fees paid indirectly (a)	2.04%	2.04%	2.04%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.26%	2.33%	2.38%	2.27%	2.29%	2.26%	2.14%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.14)%	(0.29)%	0.00%@	(0.39)%	(0.18)%	(0.43)%	(0.35)%
After waivers and fees paid indirectly (a)	(0.13)%	(0.28)%	0.01%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.35)%	(0.57)%	(0.33)%	(0.61)%	(0.42)%	(0.64)%	(0.44)%
Portfolio turnover rate (f)	24%	43%	42%	33%	118%	17%	3%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.04	$0.09	$0.11	**	**	**	**

Class Y	Six Months Ended April 30, 2007(c)	Year Ended October 31,		Ten Months Ended October 31,	Year Ended December 31,
	(Unaudited)	2006(c)	2005(c)(e)	2004(c)	2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$42.44	$37.10	$32.75	$31.26	$24.67	$33.50	$39.08

Income (loss) from investment operations:
Net investment income	0.18	0.28	0.36	0.16	0.22	0.16	0.23
Net realized and unrealized gain (loss) on investments	3.63	5.45	3.99	1.33	6.52	(8.99)	(5.66)

Total from investment operations	3.81	5.73	4.35	1.49	6.74	(8.83)	(5.43)

Less distributions:
Dividends from net investment income	(0.26)	(0.39)	—	—	(0.15)	—	—
Distributions from realized gains	—	—	—	—	—	—	(0.15)

Total dividends and distributions	(0.26)	(0.39)	—	—	(0.15)	—	(0.15)

Redemption fees	—	—	—#	—	—	—	—

Net asset value, end of period	$45.99	$42.44	$37.10	$32.75	$31.26	$24.67	$33.50

Total return (b)	9.01%	15.56%	13.32%	4.73%	27.33%	(26.36)%	(13.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$32,995	$29,023	$22,631	$19,403	$17,118	$10,011	$13,217
Ratio of expenses to average net assets:
After waivers (a)	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
After waivers and fees paid indirectly (a)	1.04%	1.04%	1.04%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.26%	1.33%	1.38%	1.27%	1.29%	1.26%	1.14%
Ratio of net investment income to average net assets:
After waivers (a)	0.84%	0.70%	1.00%	0.61%	0.81%	0.56%	0.66%
After waivers and fees paid indirectly (a)	0.85%	0.72%	1.01%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	0.63%	0.43%	0.67%	0.39%	0.57%	0.35%	0.57%
Portfolio turnover rate (f)	24%	43%	42%	33%	118%	17%	3%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.05	$0.12	$0.12	**	**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE HIGH-YIELD BOND FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2007(c)	Year Ended October 31,		Ten Months Ended October 31,	Year Ended December 31,
	(Unaudited)	2006(c)	2005(c)(e)	2004(c)	2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$9.58	$9.56	$9.97	$9.80	$8.76	$9.48	$9.74

Income (loss) from investment operations:
Net investment income	0.34	0.65	0.63	0.52	0.65	0.69	0.81
Net realized and unrealized gain (loss) on investments	0.28	0.02	(0.41)	0.17	1.04	(0.73)	(0.26)

Total from investment operations	0.62	0.67	0.22	0.69	1.69	(0.04)	0.55

Less distributions:
Dividends from net investment income	(0.35)	(0.65)	(0.63)	(0.52)	(0.65)	(0.69)	(0.81)

Redemption fees	—#	—#	—#	—#	—#	0.01	—

Net asset value, end of period	$9.85	$9.58	$9.56	$9.97	$9.80	$8.76	$9.48

Total return (b)†	6.53%	7.22%	2.20%	7.28%	19.90%	(0.18)%	5.73%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$73,825	$90,452	$100,731	$108,142	$123,603	$96,790	$63,928
Ratio of expenses to average net assets:
After waivers (a)	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%
After waivers and fees paid indirectly (a)	1.30%	1.30%	1.30%	NA	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.52%	1.44%	1.46%	1.38%	1.39%	1.47%	1.45%
Ratio of net investment income to average net assets:
After waivers (a)	7.07%	6.82%	6.40%	6.39%	6.92%	7.69%	8.27%
After waivers and fees paid indirectly (a)	7.07%	6.82%	6.40%	NA	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	6.85%	6.68%	6.24%	6.31%	6.83%	7.52%	8.12%
Portfolio turnover rate (f)	33%	66%	46%	58%	55%	66%	75%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.01	$0.02	**	**	**	**

Class B	Six Months Ended April 30, 2007(c)	Year Ended October 31,		Ten Months Ended October 31,	Year Ended December 31,
	(Unaudited)	2006(c)	2005(c)(e)	2004(c)	2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$9.57	$9.55	$9.96	$9.79	$8.75	$9.48	$9.74

Income (loss) from investment operations:
Net investment income	0.31	0.60	0.57	0.47	0.60	0.64	0.76
Net realized and unrealized gain (loss) on investments	0.28	0.01	(0.41)	0.17	1.04	(0.73)	(0.26)

Total from investment operations	0.59	0.61	0.16	0.64	1.64	(0.09)	0.50

Less distributions:
Dividends from net investment income	(0.32)	(0.59)	(0.57)	(0.47)	(0.60)	(0.64)	(0.76)

Redemption fees	—	—#	—#	—#	—	—	—

Net asset value, end of period	$9.84	$9.57	$9.55	$9.96	$9.79	$8.75	$9.48

Total return (b)†	6.25%	6.65%	1.65%	6.79%	19.26%	(0.83)%	5.15%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$37,490	$42,301	$56,237	$71,373	$78,059	$54,214	$47,564
Ratio of expenses to average net assets:
After waivers (a)	1.85%	1.85%	1.85%	1.85%	1.85%	1.85%	1.85%
After waivers and fees paid indirectly (a)	1.85%	1.85%	1.85%	NA	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.07%	1.99%	2.01%	1.93%	1.94%	2.02%	2.00%
Ratio of net investment income to average net assets:
After waivers (a)	6.51%	6.28%	5.85%	5.84%	6.37%	7.15%	7.71%
After waivers and fees paid indirectly (a)	6.51%	6.28%	5.85%	NA	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	6.29%	6.14%	5.69%	5.76%	6.28%	6.98%	7.56%
Portfolio turnover rate (f)	33%	66%	46%	58%	55%	66%	75%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.01	$0.02	**	**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE HIGH-YIELD BOND FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2007(c)		Year Ended October 31,			Ten Months Ended October 31,		Year Ended December 31,
	(Unaudited)		2006(c)		2005(c)(e)	2004(c)		2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$9.57		$9.55		$9.96	$9.79		$8.75	$9.48	$9.74

Income (loss) from investment operations:
Net investment income	0.31		0.60		0.57	0.47		0.60	0.64	0.76
Net realized and unrealized gain (loss) on investments	0.28		0.01		(0.41)	0.17		1.04	(0.73)	(0.26)

Total from investment operations	0.59		0.61		0.16	0.64		1.64	(0.09)	0.50

Less distributions:
Dividends from net investment income	(0.32)		(0.59)		(0.57)	(0.47)		(0.60)	(0.64)	(0.76)

Redemption fees	—		—#		—	—#		—#	—	—

Net asset value, end of period	$9.84		$9.57		$9.55	$9.96		$9.79	$8.75	$9.48

Total return (b)†	6.25%		6.65%		1.65%	6.79%		19.25%	(0.84)%	5.15%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$20,584		$24,655		$33,661	$45,239		$56,936	$29,060	$13,902
Ratio of expenses to average net assets:
After waivers (a)	1.85%		1.85%		1.85%	1.85%		1.85%	1.85%	1.85%
After waivers and fees paid indirectly (a)	1.85%		1.85%		1.85%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.07	%(e)	1.99%		2.01%	1.93%		1.94%	2.02%	1.99%
Ratio of net investment income to average net assets:
After waivers (a)	6.53%		6.29%		5.85%	5.84	%(e)	6.29%	7.12%	7.64%
After waivers and fees paid indirectly (a)	6.53%		6.29%		5.85%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	6.30%		6.15%		5.69%	5.76	%(e)	6.20%	6.95%	7.50%
Portfolio turnover rate (f)	33%		66%		46%	58%		55%	66%	75%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01		$0.01		$0.02	**		**	**	**

Class Y	Six Months Ended April 30, 2007(c)		Year Ended October 31,			Ten Months Ended October 31,		Year Ended December 31,
	(Unaudited)		2006(c)		2005(c)(e)	2004(c)		2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$9.59		$9.56		$9.98	$9.81		$8.77	$9.49	$9.74

Income (loss) from investment operations:
Net investment income	0.36		0.69		0.67	0.55		0.68	0.73	0.86
Net realized and unrealized gain (loss) on investments	0.28		0.03		(0.42)	0.17		1.05	(0.72)	(0.25)

Total from investment operations	0.64		0.72		0.25	0.72		1.73	0.01	0.61

Less distributions:
Dividends from net investment income	(0.37)		(0.69)		(0.67)	(0.55)		(0.69)	(0.73)	(0.86)

Redemption fees	—		—		—	—#		—#	—	—

Net asset value, end of period	$9.86		$9.59		$9.56	$9.98		$9.81	$8.77	$9.49

Total return (b)	6.75%		7.81%		2.55%	7.67%		20.41%	0.29%	6.32%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,310		$13,663		$32,879	$30,572		$26,677	$5,555	$4,189
Ratio of expenses to average net assets:
After waivers (a)	0.85%		0.85%		0.85%	0.85%		0.85%	0.85%	0.85%
After waivers and fees paid indirectly (a)	0.85%		0.85%		0.85%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.07%		0.99	%(e)	1.01%	0.93%		0.94%	1.02%	1.00%
Ratio of net investment income to average net assets:
After waivers (a)	7.51%		7.25%		6.85%	6.84	%(e)	7.15%	8.17%	8.72%
After waivers and fees paid indirectly (a)	7.51%		7.25%		6.85%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	7.29%		7.12%		6.69%	6.76	%(e)	7.06%	8.00%	8.57%
Portfolio turnover rate (f)	33%		66%		46%	58%		55%	66%	75%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01		$0.01		$0.02	**		**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2007(c)		Year Ended October 31,			Ten Months Ended October 31,		Year Ended December 31,
	(Unaudited)		2006(c)		2005(c)(e)	2004(c)		2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$18.93		$15.24		$12.86	$13.39		$10.30	$12.82	$18.35

Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.01)		0.04	0.01		0.01	0.04	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.48		3.77		2.36	(0.54)		3.04	(2.58)	(5.49)

Total from investment operations	3.46		3.76		2.40	(0.53)		3.05	(2.54)	(5.56)

Less distributions:
Dividends from net investment income	—		(0.07)		(0.02)	—		—	—	—

Redemption fees	—#		—#		—#	—#		0.04	0.02	0.03

Net asset value, end of period	$22.39		$18.93		$15.24	$12.86		$13.39	$10.30	$12.82

Total return (b)†	18.28%		24.79%		18.59%	(3.96)%		30.00%	(19.66)%	(30.14)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$95,632		$87,839		$35,599	$32,757		$30,444	$23,226	$34,589
Ratio of expenses to average net assets:
After waivers (a)	1.85%		1.85%		1.85%	1.85%		1.85%	1.85%	1.96%
After waivers and fees paid indirectly (a)	1.82%		1.75	%(e)	1.74%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.85%		1.85	%(e)	2.19%	1.88%		1.95%	2.10%	1.96%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.26)%		(0.15)%		0.14%	0.05%		0.06%	0.35%	(0.50)%
After waivers and fees paid indirectly (a)	(0.23)%		(0.04)%		0.25%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.26)%		(0.15)%		(0.20)%	0.02%		(0.04)%	0.10%	(0.50)%
Portfolio turnover rate (f)	11%		74%		136%	115%		56%	182%	99%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—		$—		$0.05	**		**	**	**

Class B	Six Months Ended April 30, 2007(c)		Year Ended October 31,			Ten Months Ended October 31,		Year Ended December 31,
	(Unaudited)		2006(c)		2005(c)(e)	2004(c)		2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$17.88		$14.40		$12.23	$12.78		$9.89	$12.40	$17.89

Income (loss) from investment operations:
Net investment loss	(0.07)		(0.10)		(0.04)	(0.05)		(0.05)	(0.02)	(0.16)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.27		3.58		2.23	(0.50)		2.87	(2.49)	(5.33)

Total from investment operations	3.20		3.48		2.19	(0.55)		2.82	(2.51)	(5.49)

Less distributions:
Dividends from net investment income	—		—		(0.02)	—		—	—	—

Redemption fees	—#		—#		—#	—		0.07	—	—

Net asset value, end of period	$21.08		$17.88		$14.40	$12.23		$12.78	$9.89	$12.40

Total return (b)†	17.90%		24.17%		17.91%	(4.30)%		29.22%	(20.24)%	(30.69)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$31,292		$27,959		$19,327	$18,181		$21,726	$16,905	$21,738
Ratio of expenses to average net assets:
After waivers (a)	2.40%		2.40%		2.40%	2.40%		2.40%	2.40%	2.53%
After waivers and fees paid indirectly (a)	2.37	%(e)	2.30	%(e)	2.29%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.40%		2.40	%(e)	2.74%	2.43	%(e)	2.50%	2.65%	2.53%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.79)%		(0.70)%		(0.41)%	(0.45)%		(0.49)%	(0.21)%	(1.13)%
After waivers and fees paid indirectly (a)	(0.75)%		(0.56)%		(0.30)%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.79)%		(0.72)%		(0.75)%	(0.48)%		(0.59)%	(0.46)%	(1.13)%
Portfolio turnover rate (f)	11%		74%		136%	115%		56%	182%	99%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—		$—		$0.05	**		**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2007(c)		Year Ended October 31,			Ten Months Ended October 31,		Year Ended December 31,
	(Unaudited)		2006(c)		2005(c)(e)	2004(c)		2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$17.99		$14.50		$12.31	$12.88		$9.97	$12.50	$18.04

Income (loss) from investment operations:
Net investment loss	(0.07)		(0.10)		(0.04)	(0.05)		(0.05)	(0.02)	(0.15)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.30		3.59		2.25	(0.52)		2.89	(2.52)	(5.39)

Total from investment operations	3.23		3.49		2.21	(0.57)		2.84	(2.54)	(5.54)

Less distributions:
Dividends from net investment income	—		—		(0.02)	—		—	—	—

Redemption fees	—#		—#		—#	—#		0.07	0.01	—

Net asset value, end of period	$21.22		$17.99		$14.50	$12.31		$12.88	$9.97	$12.50

Total return (b)†	17.95%		24.07%		17.96%	(4.43)%		29.19%	(20.24)%	(30.71)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$39,485		$37,889		$10,091	$8,796		$8,718	$6,375	$8,512
Ratio of expenses to average net assets:
After waivers (a)	2.40%		2.40%		2.40%	2.40%		2.40%	2.40%	2.52%
After waivers and fees paid indirectly (a)	2.37	%(e)	2.30%		2.29%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.40%		2.40	%(e)	2.74%	2.43	%(e)	2.50%	2.65%	2.52%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.81)%		(0.68)%		(0.41)%	(0.45	)%(e)	(0.51)%	(0.19)%	(1.12)%
After waivers and fees paid indirectly (a)	(0.78)%		(0.58)%		(0.30)%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.81)%		(0.68)%		(0.75)%	(0.48)%		(0.61)%	(0.44)%	(1.12)%
Portfolio turnover rate (f)	11%		74%		136%	115%		56%	182%	99%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—		$—		$0.05	**		**	**	**

Class Y	Six Months Ended April 30, 2007(c)		Year Ended October 31,			Ten Months Ended October 31,		Year Ended December 31,
	(Unaudited)		2006(c)		2005(c)(e)	2004(c)		2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$19.34		$15.56		$13.08	$13.56		$10.39	$12.90	$18.41

Income (loss) from investment operations:
Net investment income (loss)	0.02		0.09		0.10	0.06		0.06	0.09	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.57		3.83		2.40	(0.54)		3.04	(2.61)	(5.49)

Total from investment operations	3.59		3.92		2.50	(0.48)		3.10	(2.52)	(5.51)

Less distributions:
Dividends from net investment income	—		(0.14)		(0.02)	—		—	—	—

Redemption fees	—#		—#		—	—#		0.07	0.01	—

Net asset value, end of period	$22.93		$19.34		$15.56	$13.08		$13.56	$10.39	$12.90

Total return (b)	18.56%		25.35%		19.12%	(3.54)%		30.51%	(19.46)%	(29.93)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$39,533		$34,332		$5,937	$15,199		$15,097	$10,616	$13,797
Ratio of expenses to average net assets:
After waivers (a)	1.40%		1.40%		1.40%	1.40%		1.40%	1.40%	1.53%
After waivers and fees paid indirectly (a)	1.37%		1.30	%(e)	1.29%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.40%		1.40	%(e)	1.74%	1.43	%(e)	1.50%	1.65%	1.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.20%		0.39%		0.59%	0.55	%(e)	0.50%	0.80%	(0.12)%
After waivers and fees paid indirectly (a)	0.23%		0.48%		0.70%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	0.20%		0.39%		0.25%	0.52%		0.40%	0.55%	(0.12)%
Portfolio turnover rate (f)	11%		74%		136%	115%		56%	182%	99%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—		$—		$0.05	**		**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE LARGE CAP GROWTH FUND (g)

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2007(c)	Year Ended October 31,		Ten Months Ended October 31,	Year Ended December 31,
	(Unaudited)	2006(c)	2005(c)(e)	2004(c)	2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$11.11	$10.88	$9.62	$9.91	$7.41	$11.55	$13.98

Income (loss) from investment operations:
Net investment income (loss)	(0.03)	(0.03)	—#	(0.13)	(0.12)	(0.13)	(0.12)
Net realized and unrealized gain (loss) on investments	0.90	0.52	1.26	(0.16)	2.62	(4.01)	(2.31)

Total from investment operations	0.87	0.49	1.26	(0.29)	2.50	(4.14)	(2.43)

Less distributions:
Dividends from net investment income	(0.01)	(0.02)	—	—	—	—	—
Distributions from realized gains	—	(0.24)	—	—	—	—	—

Total dividends and distributions	(0.01)	(0.26)	—	—	—	—	—

Redemption fees	—#	—#	—#	—	—	—	—

Net asset value, end of period	$11.97	$11.11	$10.88	$9.62	$9.91	$7.41	$11.55

Total return (b)†	7.92%	4.42%	13.09%	(2.95)%	33.73%	(35.82)%	(17.36)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$27,682	$30,244	$38,980	$30,501	$32,770	$26,114	$55,095
Ratio of expenses to average net assets:
After waivers (a)	1.60%	1.60%	1.88%	2.00%	1.96%	1.85%	1.85%
After waivers and fees paid indirectly (a)	1.55%	1.43%	1.67%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.18%	1.98%	2.21%	2.09%	2.15%	2.20%	2.02%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.62)%	(0.43)%	(0.36)%	(1.66)%	(1.33)%	(1.43)%	(0.98)%
After waivers and fees paid indirectly (a)	(0.57)%	(0.25)%	(0.15)%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(1.20)%	(0.80)%	(0.69)%	(1.75)%	(1.52)%	(1.78)%	(1.15)%
Portfolio turnover rate (f)	35%	147%	159%	143%	161%	189%	105%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.03	$0.04	$0.03	**	**	**	**

Class B	Six Months Ended April 30, 2007(c)	Year Ended October 31,		Ten Months Ended October 31,	Year Ended December 31,
	(Unaudited)	2006(c)	2005(c)(e)	2004(c)	2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$10.88	$10.69	$9.52	$9.84	$7.40	$11.59	$14.12

Income (loss) from investment operations:
Net investment loss	(0.06)	(0.09)	(0.04)	(0.18)	(0.16)	(0.18)	(0.18)
Net realized and unrealized gain (loss) on investments	0.88	0.52	1.21	(0.14)	2.60	(4.01)	(2.35)

Total from investment operations	0.82	0.43	1.17	(0.32)	2.44	(4.19)	(2.53)

Less distributions:
Distributions from realized gains	—	(0.24)	—	—	—	—	—

Redemption fees	—#	—	—#	—	—	—	—

Net asset value, end of period	$11.70	$10.88	$10.69	$9.52	$9.84	$7.40	$11.59

Total return (b)†	7.64%	3.95%	12.24%	(3.18)%	33.00%	(36.20)%	(17.91)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$31,908	$35,385	$45,551	$39,379	$46,888	$36,329	$68,173
Ratio of expenses to average net assets:
After waivers (a)	2.15%	2.15%	2.43%	2.55%	2.51%	2.40%	2.40%
After waivers and fees paid indirectly (a)	2.10%	1.98%	2.22%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.73%	2.53%	2.76%	2.64%	2.70%	2.75%	2.57%
Ratio of net investment loss to average net assets:
After waivers (a)	(1.17)%	(0.98)%	(0.91)%	(2.21)%	(1.88)%	(1.98)%	(1.54)%
After waivers and fees paid indirectly (a)	(1.12)%	(0.81)%	(0.70)%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(1.75)%	(1.35)%	(1.24)%	(2.30)%	(2.07)%	(2.33)%	(1.71)%
Portfolio turnover rate (f)	35%	147%	159%	143%	161%	189%	105%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.03	$0.04	$0.03	**	**	**	**
See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE LARGE CAP GROWTH FUND (g)

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2007(c)		Year Ended October 31,			Ten Months Ended October 31,		Year Ended December 31,
	(Unaudited)		2006(c)		2005(c)(e)	2004(c)		2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$10.87		$10.69		$9.51	$9.84		$7.41	$11.60	$14.13

Income (loss) from investment operations:
Net investment loss	(0.06)		(0.09)		(0.04)	(0.18)		(0.16)	(0.18)	(0.18)
Net realized and unrealized gain (loss) on investments	0.89		0.51		1.22	(0.15)		2.59	(4.01)	(2.35)

Total from investment operations	0.83		0.42		1.18	(0.33)		2.43	(4.19)	(2.53)

Less distributions:
Distributions from realized gains	—		(0.24)		—	—		—	—	—

Redemption fees	—		—		—#	—		—	—	—

Net asset value, end of period	$11.70		$10.87		$10.69	$9.51		$9.84	$7.41	$11.60

Total return (b)†	7.54%		3.95%		12.41%	(3.33)%		32.80%	(36.12)%	(17.93)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,279		$12,050		$15,298	$10,709		$12,597	$9,956	$20,646
Ratio of expenses to average net assets:
After waivers (a)	2.15%		2.15%		2.43%	2.55%		2.51%	2.40%	2.40%
After waivers and fees paid indirectly (a)	2.10%		1.98	%(e)	2.22%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.73%		2.53%		2.76%	2.64%		2.70%	2.75%	2.57%
Ratio of net investment loss to average net assets:
After waivers (a)	(1.17)%		(0.98)%		(0.91)%	(2.21)%		(1.88)%	(1.98)%	(1.53)%
After waivers and fees paid indirectly (a)	(1.12)%		(0.81)%		(0.70)%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(1.75)%		(1.36)%		(1.24)%	(2.30)%		(2.07)%	(2.33)%	(1.70)%
Portfolio turnover rate (f)	35%		147%		159%	143%		161%	189%	105%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.03		$0.04		$0.03	**		**	**	**

Class Y	Six Months Ended April 30, 2007(c)		Year Ended October 31,			Ten Months Ended October 31,		Year Ended December 31,
	(Unaudited)		2006(c)		2005(c)(e)	2004(c)		2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$11.23		$11.00		$9.70	$9.96		$7.41	$11.50	$13.87

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		0.02		0.05	(0.10)		(0.08)	(0.08)	(0.06)
Net realized and unrealized gain (loss) on investments	0.93		0.52		1.25	(0.16)		2.63	(4.01)	(2.31)

Total from investment operations	0.92		0.54		1.30	(0.26)		2.55	(4.09)	(2.37)

Less distributions:
Dividends from net investment income	(0.06)		(0.07)		—	—		—	—	—
Distributions from realized gains	—		(0.24)		—	—		—	—	—

Total dividends and distributions	(0.06)		(0.31)		—#	—		—	—	—

Net asset value, end of period	$12.09		$11.23		$11.00	$9.70		$9.96	$7.41	$11.50

Total return (b)	8.15%		4.95%		13.39%	(2.60)%		34.44%	(35.59)%	(17.05)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,635		$1,593		$1,648	$295		$1,318	$312	$403
Ratio of expenses to average net assets:
After waivers (a)	1.15%		1.15%		1.43%	1.55%		1.51%	1.40%	1.40%
After waivers and fees paid indirectly (a)	1.10%		0.98%		1.22%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.73	%(e)	1.53%		1.76%	1.64	%(e)	1.68%	1.76%	1.57%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.17)%		0.00%		0.09%	(1.21)%		(0.88)%	(0.98)%	(0.53)%
After waivers and fees paid indirectly (a)	(0.12)%		0.17%		0.30%	N/A		N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.75)%		(0.41)%		(0.24)%	(1.30)%		(1.05)%	(1.34)%	(0.70)%
Portfolio turnover rate (f)	35%		147%		159%	143%		161%	189%	105%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.03		$0.04		$0.03	**		**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE MONEY MARKET FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2007(c)	Year Ended October 31,				Ten Months Ended October 31,	Year Ended December 31,
	(Unaudited)	2006(c)		2005(c)(e)		2004(c)	2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.02		0.04		0.02	0.01	0.01	0.01	0.04
Net realized and unrealized gain (loss) on investments	—		—		—#	—	—#	—	—

Total from investment operations	0.02		0.04		0.02	0.01	0.01	0.01	0.04

Less distributions:
Dividends from net investment income	(0.02)		(0.04)		(0.02)	(0.01)	(0.01)	(0.01)	(0.04)

Payment by Affiliate	—		—		—	—	—#	—	—

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return (b)(d)†	2.36%		4.32%		2.19%	0.53%	0.68%	1.34%	3.71%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$77,781		$75,189		$70,506	$335,344	$357,586	$264,161	$251,503
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.70%		0.70%		0.70%	0.69%	0.65%	0.68%	0.62%
Before waivers and reimbursements (a)	1.02%		1.16%		0.92%	N/A	N/A	N/A	N/A
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	4.72%		4.24%		1.95%	0.63%	0.67%	1.32%	3.65%
Before waivers and reimbursements (a)	4.40%		3.78%		1.73%	N/A	N/A	N/A	N/A
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$ —#	$	—#	$	—#	**	**	**	**

Class B	Six Months Ended April 30, 2007(c)	Year Ended October 31,				Ten Months Ended October 31,	Year Ended December 31,
	(Unaudited)	2006(c)		2005(c)(e)		2004(c)	2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.02		0.04		0.02	0.01	0.01	0.01	0.04
Net realized and unrealized gain (loss) on investments	—		—		—#	—	—#	—	—

Total from investment operations	0.02		0.04		0.02	0.01	0.01	0.01	0.04

Less distributions:
Dividends from net investment income	(0.02)		(0.04)		(0.02)	(0.01)	(0.01)	(0.01)	(0.04)

Payment by Affiliate	—		—		—	—	—#	—	—

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return (b)(d)†	2.36%		4.32%		2.19%	0.53%	0.68%	1.34%	3.71%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$21,371		$22,697		$28,125	$38,670	$46,452	$56,323	$44,045
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.70%		0.70%		0.70%	0.69%	0.65%	0.68%	0.62%
Before waivers and reimbursements (a)	1.02%		1.16%		0.92%	N/A	N/A	N/A	N/A
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	4.73%		4.21%		1.95%	0.63%	0.67%	1.32%	3.65%
Before waivers and reimbursements (a)	4.41%		3.75%		1.73%	N/A	N/A	N/A	N/A
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$ —#	$	—#	$	—#	**	**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE MONEY MARKET FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2007(c)		Year Ended December 31,					Ten Months Ended October 31,	Year Ended December 31,
	(Unaudited)		2006(c)			2005(c)(e)		2004(c)	2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$1.00			$1.00			$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.02			0.04			0.02	0.01	0.01	0.01	0.04
Net realized and unrealized gain (loss) on investments	—			—			—#	—	—#	—	—

Total from investment operations	0.02			0.04			0.02	0.01	0.01	0.01	0.04

Less distributions:
Dividends from net investment income	(0.02)			(0.04)			(0.02)	(0.01)	(0.01)	(0.01)	(0.04)

Payment by Affiliate	—			—			—	—	—#	—	—

Net asset value, end of period	$1.00			$1.00			$1.00	$1.00	$1.00	$1.00	$1.00

Total return (b)(d)†	2.36%			4.32%			2.19%	0.53%	0.68%	1.34%	3.71%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,882			$9,826			$11,523	$11,301	$10,735	$12,775	$10,632
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.70%			0.70%			0.70%	0.69%	0.65%	0.68%	0.62%
Before waivers and reimbursements (a)	1.02%			1.16%			0.92%	N/A	N/A	N/A	N/A
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	4.73%			4.23%			1.95%	0.63%	0.67%	1.32%	3.65%
Before waivers and reimbursements (a)	4.41%			3.77%			1.73%	N/A	N/A	N/A	N/A
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$ —#		$	—#		$	—#	**	**	**	**

Class Y	Six Months Ended April 30, 2007(c)		Year Ended December 31,					Ten Months Ended October 31,	Year Ended December 31,
	(Unaudited)		2006(c)			2005(c)(e)		2004(c)	2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$1.00			$1.00			$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.02			0.04			0.02	0.01	0.01	0.01	0.04
Net realized and unrealized gain (loss) on investments	—			—			—#	—	—#	—	—

Total from investment operations	0.02			0.04			0.02	0.01	0.01	0.01	0.04

Less distributions:
Dividends from net investment income	(0.02)			(0.04)			(0.02)	(0.01)	(0.01)	(0.01)	(0.04)

Payment by Affiliate	—			—			—	—	—#	—	—

Net asset value, end of period	$1.00			$1.00			$1.00	$1.00	$1.00	$1.00	$1.00

Total return (b)(d)	2.36%			4.32%			2.19%	0.53%	0.68%	1.34%	3.71%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,515			$11,605			$8,951	$7,569	$4,939	$4,298	$3,160
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.70%			0.70%			0.70%	0.69%	0.65%	0.68%	0.62%
Before waivers and reimbursements (a)	1.02	%(e)		1.16	%(e)		0.92%	N/A	N/A	N/A	N/A
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	4.72%			4.27%			1.95%	0.63%	0.67%	1.32%	3.65%
Before waivers and reimbursements (a)	4.41%			3.82%			1.73%	N/A	N/A	N/A	N/A
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$ —#		$	—#		$	—#	**	**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SHORT DURATION BOND FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2007(c)	Year Ended October 31,			Ten Months Ended October 31,		Year Ended December 31, 2003(c)	November 29, 2002* to December 31, 2002(c)
	(Unaudited)	2006(c)		2005(c)(e)	2004(c)
Net asset value, beginning of period	$9.83	$9.83		$10.00	$10.07		$10.02	$10.00

Income (loss) from investment operations:
Net investment income	0.20	0.37		0.30	0.20		0.24	0.01
Net realized and unrealized gain (loss) on investments	0.02	0.01		(0.17)	(0.06)		0.05	0.02

Total from investment operations	0.22	0.38		0.13	0.14		0.29	0.03

Less distributions:
Dividends from net investment income	(0.20)	(0.38)		(0.30)	(0.21)		(0.24)	(0.01)

Redemption fees	—#	—#		—#	—#		—	—

Net asset value, end of period	$9.85	$9.83		$9.83	$10.00		$10.07	$10.02

Total return (b)†	2.28%	3.91%		1.35%	1.53%		2.96%	0.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$15,418	$16,870		$16,582	$13,747		$11,479	$2,155
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.90%	0.90%		0.90%	0.90%		0.90%	0.25%
Before waivers and reimbursements (a)	1.22%	1.23%		1.47%	1.21%		1.39%	8.04%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	4.16%	3.82%		3.04%	2.43%		2.33%	1.40%
Before waivers and reimbursements (a)	3.84%	3.49%		2.47%	2.12%		1.84%	(6.39)%
Portfolio turnover rate (f)	48%	134%		94%	23%		18%	0%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.03		$0.06	**		**	**

Class B	Six Months Ended April 30, 2007(c)	Year Ended October 31,			Ten Months Ended October 31,		Year Ended December 31, 2003(c)	November 29, 2002* to December 31, 2002(c)
	(Unaudited)	2006(c)		2005(c)(e)	2004(c)
Net asset value, beginning of period	$9.81	$9.81		$9.98	$10.05		$10.01	$10.00

Income (loss) from investment operations:
Net investment income	0.17	0.30		0.23	0.14		0.16	0.01
Net realized and unrealized gain (loss) on investments	0.02	—		(0.17)	(0.07)		0.06	0.01

Total from investment operations	0.19	0.30		0.06	0.07		0.22	0.02

Less distributions:
Dividends from net investment income	(0.17)	(0.30)		(0.23)	(0.14)		(0.18)	(0.01)

Redemption fees	—	—#		—#	—#		—	—

Net asset value, end of period	$9.83	$9.81		$9.81	$9.98		$10.05	$10.01

Total return (b)†	1.91%	3.14%		0.60%	0.91%		2.22%	0.23%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,869	$6,569		$7,597	$8,940		$9,290	$2,268
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.65%	1.65%		1.65%	1.65%		1.65%	1.00%
Before waivers and reimbursements (a)	1.97%	1.98	%(e)	2.22%	1.96%		2.15%	8.71%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	3.42%	3.07%		2.29%	1.68	%(e)	1.58%	0.61%
Before waivers and reimbursements (a)	3.10%	2.74%		1.72%	1.37	%(e)	1.08%	(7.10)%
Portfolio turnover rate (f)	48%	134%		94%	23%		18%	0%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.03		$0.06	**		**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SHORT DURATION BOND FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2007(c)	Year Ended October 31,			Ten Months Ended October 31,		Year Ended December 31, 2003(c)	November 29, 2002* to December 31, 2002(c)
	(Unaudited)	2006(c)		2005(c)(e)	2004(c)
Net asset value, beginning of period	$9.81	$9.81		$9.98	$10.05		$10.01	$10.00

Income (loss) from investment operations:
Net investment income	0.17	0.30		0.23	0.14		0.16	0.01
Net realized and unrealized gain (loss) on investments	0.02	—		(0.17)	(0.07)		0.06	0.01

Total from investment operations	0.19	0.30		0.06	0.07		0.22	0.02

Less distributions:
Dividends from net investment income	(0.17)	(0.30)		(0.23)	(0.14)		(0.18)	(0.01)

Redemption fees	—	—#		—#	—#		—	—

Net asset value, end of period	$9.83	$9.81		$9.81	$9.98		$10.05	$10.01

Total return (b)†	1.91%	3.15%		0.59%	0.90%		2.21%	0.24%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,086	$4,496		$5,880	$6,692		$5,429	$2,110
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.65%	1.65%		1.65%	1.65%		1.65%	1.00%
Before waivers and reimbursements (a)	1.97%	1.98	%(e)	2.22%	1.96	%(e)	2.17%	8.63%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	3.42%	3.07%		2.29%	1.68%		1.55%	0.63%
Before waivers and reimbursements (a)	3.10%	2.74%		1.72%	1.37%		1.03%	(7.00)%
Portfolio turnover rate (f)	48%	134%		94%	23%		18%	0%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.03		$0.06	**		**	**

Class Y	Six Months Ended April 30, 2007(c)	Year Ended October 31,			Ten Months Ended October 31,		Year Ended December 31, 2003(c)	November 29, 2002* to December 31, 2002(c)
	(Unaudited)	2006(c)		2005(c)(e)	2004(c)
Net asset value, beginning of period	$9.83	$9.83		$10.01	$10.08		$10.02	$10.00

Income (loss) from investment operations:
Net investment income	0.22	0.40		0.33	0.23		0.26	0.01
Net realized and unrealized gain (loss) on investments	0.01	—		(0.18)	(0.07)		0.07	0.02

Total from investment operations	0.23	0.40		0.15	0.16		0.33	0.03

Less distributions:
Dividends from net investment income	(0.21)	(0.40)		(0.33)	(0.23)		(0.27)	(0.01)

Redemption fees	—	—		—	—#		—	—

Net asset value, end of period	$9.85	$9.83		$9.83	$10.01		$10.08	$10.02

Total return (b)	2.40%	4.17%		1.50%	1.75%		3.28%	0.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$25,467	$21,624		$13,837	$1,425		$1,213	$1,102
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.65%	0.65%		0.65%	0.65%		0.65%	0.00%@
Before waivers and reimbursements (a)	0.97%	0.98%		1.22%	0.96%		1.25%	7.69%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	4.41%	4.10%		3.29%	2.68	%(e)	2.55%	1.57%
Before waivers and reimbursements (a)	4.09%	3.76%		2.72%	2.37	%(e)	1.95%	(6.12)%
Portfolio turnover rate (f)	48%	134%		94%	23%		18%	0%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.03		$0.06	**		**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2007(c)	Year Ended October 31,		Ten Months Ended October 31,	Year Ended December 31,
	(Unaudited)	2006(c)	2005(c)(e)	2004(c)	2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$32.78	$28.23	$26.45	$26.74	$21.76	$28.90	$30.90

Income (loss) from investment operations:
Net investment loss	(0.20)	(0.38)	(0.26)	(0.29)	(0.33)	(0.35)	(0.39)
Net realized and unrealized gain (loss) on investments	4.40	6.64	2.04	—#	5.31	(6.79)	(1.40)

Total from investment operations	4.20	6.26	1.78	(0.29)	4.98	(7.14)	(1.79)

Less distributions:
Distributions from realized gains	(1.85)	(1.71)	—	—	—	—	(0.22)

Redemption fees	—#	—#	—#	—#	—#	—#	0.01

Net asset value, end of period	$35.13	$32.78	$28.23	$26.45	$26.74	$21.76	$28.90

Total return (b)†	13.42%	23.15%	6.69%	(1.08)%	22.89%	(24.71)%	(5.72)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$52,705	$47,721	$42,959	$44,184	$44,265	$31,714	$37,413
Ratio of expenses to average net assets:
After waivers (a)	1.65%	1.65%	1.65%	1.65%	1.65%	1.73%	1.85%
After waivers and fees paid indirectly (a)	1.60%	1.60%	1.20%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.14%	2.18%	2.23%	2.02%	2.04%	2.09%	2.01%
Ratio of net investment loss to average net assets:
After waivers (a)	(1.23)%	(1.30)%	(1.37)%	(1.34)%	(1.41)%	(1.43)%	(1.40)%
After waivers and fees paid indirectly (a)	(1.18)%	(1.25)%	(0.92)%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(1.71)%	(1.83)%	(1.95)%	(1.71)%	(1.80)%	(1.79)%	(1.56)%
Portfolio turnover rate (f)	30%	60%	146%	88%	81%	35%	42%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.08	$0.16	$0.29	**	**	**	**

Class B	Six Months Ended April 30, 2007(c)	Year Ended October 31,		Ten Months Ended October 31,	Year Ended December 31,
	(Unaudited)	2006(c)	2005(c)(e)	2004(c)	2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$30.83	$26.79	$25.25	$25.64	$20.98	$28.02	$30.11

Income (loss) from investment operations:
Net investment loss	(0.27)	(0.52)	(0.40)	(0.40)	(0.44)	(0.47)	(0.53)
Net realized and unrealized gain (loss) on investments	4.12	6.27	1.94	0.01	5.10	(6.57)	(1.34)

Total from investment operations	3.85	5.75	1.54	(0.39)	4.66	(7.04)	(1.87)

Less distributions:
Distributions from realized gains	(1.85)	(1.71)	—	—	—	—	(0.22)

Redemptions fees	—	—	—#	—#	—#	—	—

Net asset value, end of period	$32.83	$30.83	$26.79	$25.25	$25.64	$20.98	$28.02

Total return (b)†	13.08%	22.40%	6.14%	(1.52)%	22.21%	(25.12)%	(6.17)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$29,916	$30,515	$33,060	$37,430	$42,327	$33,447	$41,749
Ratio of expenses to average net assets:
After waivers (a)	2.20%	2.20%	2.20%	2.20%	2.20%	2.28%	2.40%
After waivers and fees paid indirectly (a)	2.15%	2.15%	1.75%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.69%	2.73%	2.78%	2.57%	2.59%	2.64%	2.56%
Ratio of net investment loss to average net assets:
After waivers (a)	(1.78)%	(1.85)%	(1.92)%	(1.89)%	(1.95)%	(1.98)%	(1.95)%
After waivers and fees paid indirectly (a)	(1.73)%	(1.80)%	(1.47)%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(2.26)%	(2.37)%	(2.50)%	(2.26)%	(2.34)%	(2.34)%	(2.11)%
Portfolio turnover rate (f)	30%	60%	146%	88%	81%	35%	42%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.08	$0.15	$0.28	**	**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY GROWTH FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2007(c)	Year Ended October 31,		Ten Months Ended October 31,	Year Ended December 31,
	(Unaudited)	2006(c)	2005(c)(e)	2004(c)	2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$30.96	$26.89	$25.34	$25.73	$21.05	$28.11	$30.21

Income (loss) from investment operations:
Net investment loss	(0.27)	(0.52)	(0.40)	(0.40)	(0.45)	(0.46)	(0.53)
Net realized and unrealized gain (loss) on investments	4.14	6.30	1.95	0.01	5.13	(6.60)	(1.35)

Total from investment operations	3.87	5.78	1.55	(0.39)	4.68	(7.06)	(1.88)

Less distributions:
Distributions from realized gains	(1.85)	(1.71)	—	—	—	—	(0.22)

Redemption fees	—	—#	—#	—#	—#	—	—

Net asset value, end of period	$32.98	$30.96	$26.89	$25.34	$25.73	$21.05	$28.11

Total return (b)†	13.09%	22.48%	6.12%	(1.52)%	22.23%	(25.12)%	(6.18)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,742	$13,294	$13,431	$15,856	$16,567	$10,448	$9,367
Ratio of expenses to average net assets:
After waivers (a)	2.20%	2.20%	2.20%	2.20%	2.20%	2.27%	2.40%
After waivers and fees paid indirectly (a)	2.15%	2.15%	1.75%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.69%	2.73%	2.78%	2.57%	2.59%	2.66%	2.56%
Ratio of net investment loss to average net assets:
After waivers (a)	(1.78)%	(1.85)%	(1.92)%	(1.89)%	(1.95)%	(1.97)%	(1.95)%
After waivers and fees paid indirectly (a)	(1.73)%	(1.80)%	(1.47)%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(2.26)%	(2.37)%	(2.50)%	(2.26)%	(2.34)%	(2.36)%	(2.11)%
Portfolio turnover rate (f)	30%	60%	146%	88%	81%	35%	42%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.08	$0.15	$0.28	**	**	**	**

Class Y	Six Months Ended April 30, 2007(c)	Year Ended October 31,		Ten Months Ended October 31,	Year Ended December 31,
	(Unaudited)	2006(c)	2005(c)(e)	2004(c)	2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$34.28	$29.32	$27.35	$27.55	$22.31	$29.51	$31.39

Income (loss) from investment operations:
Net investment loss	(0.13)	(0.26)	(0.14)	(0.20)	(0.23)	(0.26)	(0.27)
Net realized and unrealized gain (loss) on investments	4.62	6.93	2.11	—#	5.47	(6.94)	(1.39)

Total from investment operations	4.49	6.67	1.97	(0.20)	5.24	(7.20)	(1.66)

Less distributions:
Distributions from realized gains	(1.85)	(1.71)	—	—	—	—	(0.22)

Redemption fees	—	—	—	—#	—#	—	—

Net asset value, end of period	$36.92	$34.28	$29.32	$27.35	$27.55	$22.31	$29.51

Total return (b)	13.66%	23.71%	7.20%	(0.73)%	23.49%	(24.40)%	(5.25)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$20,895	$19,037	$11,836	$10,434	$11,317	$7,375	$9,257
Ratio of expenses to average net assets:
After waivers (a)	1.20%	1.20%	1.20%	1.20%	1.20%	1.29%	1.40%
After waivers and fees paid indirectly (a)	1.15%	1.15%	0.75%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.69%	1.73%	1.78%	1.57%	1.59%	1.64%	1.56%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.78)%	(0.85)%	(0.92)%	(0.89)%	(0.95)%	(0.98)%	(0.95)%
After waivers and fees paid indirectly (a)	(0.73)%	(0.80)%	(0.47)%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(1.26)%	(1.38)%	(1.50)%	(1.26)%	(1.34)%	(1.33)%	(1.11)%
Portfolio turnover rate (f)	30%	60%	146%	88%	81%	35%	42%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.09	$0.17	$0.29	**	**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY VALUE FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2007(c)	Year Ended October 31,		Ten Months Ended October 31,	Year Ended December 31,
	(Unaudited)	2006(c)	2005(c)(e)	2004(c)	2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$13.19	$11.49	$10.45	$9.78	$7.09	$8.17	$7.84

Income (loss) from investment operations:
Net investment income (loss)	(0.02)	0.05	(0.05)	(0.03)	(0.04)	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.70	2.10	1.23	0.70	2.73	(0.93)	0.38

Total from investment operations	1.68	2.15	1.18	0.67	2.69	(0.97)	0.36

Less distributions:
Dividends from net investment income	(0.03)	—	—	—	—	—	—
Distributions from realized gains	(1.45)	(0.45)	(0.14)	—	—	(0.11)	(0.03)

Total dividends and distributions	(1.48)	(0.45)	(0.14)	—	—	(0.11)	(0.03)

Redemption fees	—#	—#	—#	—#	—	—#	—#

Net asset value, end of period	$13.39	$13.19	$11.49	$10.45	$9.78	$7.09	$8.17

Total return (b)†	13.76%	19.38%	11.35%	6.85%	37.94%	(11.88)%	4.63%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$270,391	$264,595	$252,526	$254,300	$250,241	$188,979	$218,905
Ratio of expenses to average net assets:
After waivers (a)	1.57%	1.60%	1.64%	1.59%	1.60%	1.64%	1.57%
After waivers and fees paid indirectly (a)	1.54%	1.59%	1.63%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.57%	1.60%	1.64%	1.59%	1.60%	1.64%	1.57%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.31)%	0.37%	(0.41)%	(0.38)%	(0.46)%	(0.50)%	(0.21)%
After waivers and fees paid indirectly (a)	(0.29)%	0.38%	(0.40)%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.31)%	0.37%	(0.41)%	(0.38)%	(0.46)%	(0.50)%	(0.21)%
Portfolio turnover rate (f)	6%	4%	4%	10%	8%	19%	32%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	$—	$—	**	**	**	**

Class B	Six Months Ended April 30, 2007(c)	Year Ended October 31,		Ten Months Ended October 31,	Year Ended December 31,
	(Unaudited)	2006(c)	2005(c)(e)	2004(c)	2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$12.18	$10.70	$9.79	$9.21	$6.71	$7.78	$7.52

Income (loss) from investment operations:
Net investment loss	(0.05)	(0.02)	(0.10)	(0.07)	(0.08)	(0.08)	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.56	1.95	1.15	0.65	2.58	(0.88)	0.35

Total from investment operations	1.51	1.93	1.05	0.58	2.50	(0.96)	0.29

Less distributions:
Distributions from realized gains	(1.45)	(0.45)	(0.14)	—	—	(0.11)	(0.03)

Redemption fees	—#	—#	—#	—#	—	—	—

Net asset value, end of period	$12.24	$12.18	$10.70	$9.79	$9.21	$6.71	$7.78

Total return (b)	13.48%	18.73%	10.78%	6.30%	37.26%	(12.35)%	3.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$166,812	$175,297	$198,305	$208,457	$210,248	$156,569	$161,373
Ratio of expenses to average net assets:
After waivers (a)	2.12%	2.15%	2.19%	2.14%	2.15%	2.19%	2.12%
After waivers and fees paid indirectly (a)	2.09%	2.14%	2.18%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.12%	2.15%	2.19%	2.14%	2.15%	2.19%	2.12%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.84)%	(0.16)%	(0.96)%	(0.93)%	(1.01)%	(1.04)%	(0.76)%
After waivers and fees paid indirectly (a)	(0.81)%	(0.15)%	(0.95)%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.84)%	(0.16)%	(0.96)%	(0.93)%	(1.01)%	(1.04)%	(0.76)%
Portfolio turnover rate (f)	6%	4%	4%	10%	8%	19%	32%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—	$—	$—	**	**	**	**
See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY VALUE FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2007(c)	Year Ended October 31,		Ten Months Ended October 31,	Year Ended December 31,
	(Unaudited)	2006(c)	2005(c)(e)	2004(c)	2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$12.51	$10.98	$10.04	$9.45	$6.88	$7.98	$7.71

Income (loss) from investment operations:
Net investment loss	(0.05)	(0.02)	(0.11)	(0.08)	(0.08)	(0.08)	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.60	2.00	1.19	0.67	2.65	(0.91)	0.36

Total from investment operations	1.55	1.98	1.08	0.59	2.57	(0.99)	0.30

Less distributions:
Distributions from realized gains	(1.45)	(0.45)	(0.14)	—	—	(0.11)	(0.03)

Redemption fees	—#	—#	—#	—#	—	—	—

Net asset value, end of period	$12.61	$12.51	$10.98	$10.04	$9.45	$6.88	$7.98

Total return (b)†	13.44%	18.71%	10.81%	6.24%	37.35%	(12.42)%	3.93%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$88,145	$92,123	$107,803	$114,721	$111,311	$78,811	$78,665
Ratio of expenses to average net assets:
After waivers (a)	2.12%	2.15%	2.19%	2.14%	2.15%	2.19%	2.13%
After waivers and fees paid indirectly (a)	2.09%	2.14%	2.18%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	2.12%	2.15%	2.19%	2.14%	2.15%	2.19%	2.13%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.83)%	(0.17)%	(0.96)%	(0.93)%	(1.01)%	(1.04)%	(0.76)%
After waivers and fees paid indirectly (a)	(0.81)%	(0.16)%	(0.95)%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.83)%	(0.17)%	(0.96)%	(0.93)%	(1.01)%	(1.04)%	(0.76)%
Portfolio turnover rate (f)	6%	4%	4%	10%	8%	19%	32%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—	$—	$—	**	**	**	**

Class Y	Six Months Ended April 30, 2007(c)	Year Ended October 31,		Ten Months Ended October 31,	Year Ended December 31,
	(Unaudited)	2006(c)	2005(c)(e)	2004(c)	2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$14.02	$12.13	$10.97	$10.24	$7.39	$8.47	$8.09

Income (loss) from investment operations:
Net investment income	0.01	0.11	—#	0.01	—#	—#	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.81	2.23	1.30	0.72	2.85	(0.97)	0.40

Total from investment operations	1.82	2.34	1.30	0.73	2.85	(0.97)	0.41

Less distributions:
Dividends from net investment income	(0.10)	—	—	—	—	—	—
Distributions from realized gains	(1.45)	(0.45)	(0.14)	—	—	(0.11)	(0.03)

Total dividends and distributions	(1.55)	(0.45)	(0.14)	—	—	(0.11)	(0.03)

Redemption fees	—	—	—	—#	—	—	—

Net asset value, end of period	$14.29	$14.02	$12.13	$10.97	$10.24	$7.39	$8.47

Total return (b)	13.99%	19.94%	11.91%	7.13%	38.57%	(11.46)%	5.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$29,740	$25,954	$21,728	$9,587	$10,072	$7,029	$7,067
Ratio of expenses to average net assets:
After waivers (a)	1.12%	1.15%	1.19%	1.14%	1.15%	1.19%	1.15%
After waivers and fees paid indirectly (a)	1.09%	1.14%	1.18%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.12%	1.15%	1.19%	1.14%	1.15%	1.19%	1.15%
Ratio of net investment income to average net assets:
After waivers (a)	0.11%	0.82%	0.04%	0.07%	(0.01)%	(0.04)%	0.18%
After waivers and fees paid indirectly (a)	0.13%	0.82%	0.05%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	0.11%	0.82%	0.04%	0.07%	(0.01)%	(0.04)%	0.18%
Portfolio turnover rate (f)	6%	4%	4%	10%	8%	19%	32%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—	**	**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SOCIALLY RESPONSIBLE FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2007(c)	Year Ended October 31,			Ten Months Ended October 31,		Year Ended December 31,
	(Unaudited)	2006(c)		2005(c)(e)	2004(c)		2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$12.04	$10.03		$9.24	$8.96		$7.09	$8.69	$9.75

Income (loss) from investment operations:
Net investment income	0.03	0.05		0.02	0.03		0.01	—#	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.06	1.96		0.79	0.25		1.86	(1.63)	(1.05)

Total from investment operations	1.09	2.01		0.81	0.28		1.87	(1.63)	(1.04)

Less distributions:
Dividends from net investment income	(0.09)	—		(0.02)	—		—	—	—
Distributions from realized gains	(2.37)	—		—#	—		—	—	(0.02)

Total dividends and distributions	(2.46)	—		(0.02)	—		—	—	(0.02)

Redemption fees	—	—#		—#	—#		—	0.03	—

Net asset value, end of period	$10.67	$12.04		$10.03	$9.24		$8.96	$7.09	$8.69

Total return (b)†	10.07%	20.04%		8.79%	3.13%		26.38%	(18.41)%	(10.70)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,959	$10,241		$6,888	$5,554		$3,640	$2,314	$2,053
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.75%	1.75%		1.75%	1.75%		1.75%	1.75%	1.75%
After waivers, reimbursements and fees paid indirectly (a)	1.72%	1.56%		1.74%	N/A		N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	2.23%	2.26%		2.75%	2.53%		3.28%	3.55%	4.05%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.46%	0.27%		0.17%	0.33%		0.08%	0.01%	0.10%
After waivers, reimbursements and fees paid indirectly (a)	0.49%	0.47%		0.18%	N/A		N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	(0.02)%	(0.23)%		(0.83)%	(0.45)%		(1.45)%	(1.79)%	(2.20)%
Portfolio turnover rate (f)	9%	154%		45%	32%		39%	32%	44%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.03	$0.06		$0.10	**		**	**	**

Class B	Six Months Ended April 30, 2007(c)	Year Ended October 31,			Ten Months Ended October 31,		Year Ended December 31,
	(Unaudited)	2006(c)		2005(c)(e)	2004(c)		2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$11.67	$9.77		$9.03	$8.80		$7.00	$8.62	$9.74

Income (loss) from investment operations:
Net investment loss	—#	(0.01)		(0.04)	(0.01)		(0.04)	(0.04)	(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.03	1.91		0.78	0.24		1.84	(1.60)	(1.06)

Total from investment operations	1.03	1.90		0.74	0.23		1.80	(1.64)	(1.10)

Less distributions:
Dividends from net investment income	(0.02)	—		—	—		—	—	—
Distributions from realized gains	(2.37)	—		—	—		—	—	(0.02)

Total dividends and distributions	(2.39)	—		—	—		—	—	(0.02)

Redemption fees	—	—		—	—#		—	0.02	—

Net asset value, end of period	$10.31	$11.67		$9.77	$9.03		$8.80	$7.00	$8.62

Total return (b)†	9.80%	19.33%		8.31%	2.61%		25.71%	(18.79)%	(11.33)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,897	$3,683		$3,020	$2,521		$1,903	$1,057	$1,036
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.30%	2.30%		2.30%	2.30%		2.30%	2.30%	2.30%
After waivers, reimbursements and fees paid indirectly (a)	2.27%	2.11	%(e)	2.29%	N/A		N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	2.78%	2.81	%(e)	3.30%	3.08	%(e)	3.83%	4.08%	4.61%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.09)%	(0.29)%		(0.38)%	(0.22	)%(e)	(0.48)%	(0.53)%	(0.43)%
After waivers, reimbursements and fees paid indirectly (a)	(0.05)%	(0.09)%		(0.37)%	N/A		N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	(0.56)%	(0.78)%		(1.38)%	(1.00	)%(e)	(2.01)%	(2.31)%	(2.74)%
Portfolio turnover rate (f)	9%	154%		45%	32%		39%	32%	44%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.02	$0.05		$0.10	**		**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SOCIALLY RESPONSIBLE FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2007(c)		Year Ended October 31,			Ten Months Ended October 31,		Year Ended December 31,
	(Unaudited)		2006(c)		2005(c)(e)	2004(c)		2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$11.66		$9.77		$9.03	$8.79		$6.99	$8.62	$9.74

Income (loss) from investment operations:
Net investment loss	—#		(0.01)		(0.04)	(0.01)		(0.04)	(0.04)	(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.03		1.90		0.78	0.25		1.84	(1.61)	(1.06)

Total from investment operations	1.03		1.89		0.74	0.24		1.80	(1.65)	(1.10)

Less distributions:
Dividends from net investment income	(0.02)		—		—	—		—	—	—
Distributions from realized gains	(2.37)		—		—	—		—	—	(0.02)

Total dividends and distributions	(2.39)		—		—	—		—	—	(0.02)

Redemption fees	—		—		—	—#		—	0.02	—

Net asset value, end of period	$10.30		$11.66		$9.77	$9.03		$8.79	$6.99	$8.62

Total return (b)†	9.81%		19.34%		8.19%	2.73%		25.75%	(18.91)%	(11.33)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,887		$5,580		$3,598	$2,200		$1,439	$632	$475
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.30%		2.30%		2.30%	2.30%		2.30%	2.30%	2.30%
After waivers, reimbursements and fees paid indirectly (a)	2.27%		2.11%		2.29%	N/A		N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	2.78%		2.81%		3.30%	3.08%		3.80%	4.14%	4.63%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.10)%		(0.27)%		(0.38)%	(0.22	)%(e)	(0.51)%	(0.57)%	(0.43)%
After waivers, reimbursements and fees paid indirectly (a)	(0.07)%		(0.08)%		(0.37)%	N/A		N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	(0.58)%		(0.78)%		(1.38)%	(1.00	)%(e)	(2.01)%	(2.41)%	(2.76)%
Portfolio turnover rate (f)	9%		154%		45%	32%		39%	32%	44%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.02		$0.06		$0.10	**		**	**	**

Class Y	Six Months Ended April 30, 2007(c)		Year Ended October 31,			Ten Months Ended October 31,		Year Ended December 31,
	(Unaudited)		2006(c)		2005(c)(e)	2004(c)		2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$12.32		$10.22		$9.42	$9.10		$7.17	$8.74	$9.76

Income (loss) from investment operations:
Net investment income (loss)	0.05		0.11		0.06	0.03		(0.04)	0.03	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.10		1.99		0.81	0.29		1.97	(1.62)	(1.05)

Total from investment operations	1.15		2.10		0.87	0.32		1.93	(1.59)	(1.00)

Less distributions:
Dividends from net investment income	(0.15)		—		(0.07)	—		—	—	—
Distributions from realized gains	(2.37)		—		—	—		—	—	(0.02)

Total dividends and distributions	(2.52)		—		(0.07)	—		—	—	(0.02)

Redemption fees	—		—		—	—#		—	0.02	—

Net asset value, end of period	$10.95		$12.32		$10.22	$9.42		$9.10	$7.17	$8.74

Total return (b)	10.38%		20.55%		9.22%	3.52%		26.92%	(17.96)%	(10.28)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,544		$820		$4,994	$1,917		$225	$126	$120
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.30%		1.30%		1.30%	1.30%		1.30%	1.30%	1.30%
After waivers, reimbursements and fees paid indirectly (a)	1.27%		1.11	%(e)	1.29%	N/A		N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	1.78	%(e)	1.81	%(e)	2.30%	2.08	%(e)	2.80%	3.12%	3.63%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.85%		0.64%		0.62%	0.78	%(e)	0.50%	0.44%	0.57%
After waivers, reimbursements and fees paid indirectly (a)	0.88%		1.02%		0.63%	N/A		N/A	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	0.38%		0.32%		(0.38)%	0.00	%@(e)	(1.00)%	(1.38)%	(1.76)%
Portfolio turnover rate (f)	9%		154%		45%	32%		39%	32%	44%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.03		$0.04		$0.10	**		**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE TAX-EXEMPT INCOME FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2007(c)	Year Ended October 31,		Ten Months Ended October 31,	Year Ended December 31,
	(Unaudited)	2006(c)	2005(c)(e)	2004(c)	2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$13.79	$13.83	$14.19	$14.19	$14.16	$13.49	$13.60

Income (loss) from investment operations:
Net investment income	0.26	0.52	0.51	0.40	0.48	0.51	0.53
Net realized and unrealized gain (loss) on investments	(0.13)	0.04	(0.35)	0.03	0.14	0.70	(0.11)

Total from investment operations	0.13	0.56	0.16	0.43	0.62	1.21	0.42

Less distributions:
Dividends from net investment income	(0.25)	(0.52)	(0.51)	(0.40)	(0.48)	(0.51)	(0.53)
Distributions from realized gains	(0.14)	(0.08)	(0.01)	(0.03)	(0.11)	(0.03)	—

Total dividends and distributions	(0.39)	(0.60)	(0.52)	(0.43)	(0.59)	(0.54)	(0.53)

Redemption fees	—	—	—	—#	—	—	—

Net asset value, end of period	$13.53	$13.79	$13.83	$14.19	$14.19	$14.16	$13.49

Total return (b)†	0.99%	4.16%	1.11%	3.06%	4.43%	9.09%	3.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,430	$16,199	$17,913	$22,034	$22,753	$24,296	$21,992
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Before waivers and reimbursements (a)	1.60%	1.67%	1.59%	1.32%	1.33%	1.34%	1.33%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	3.77%	3.78%	3.61%	3.39%	3.36%	3.66%	3.86%
Before waivers and reimbursements (a)	3.27%	3.21%	3.12%	3.17%	3.13%	3.42%	3.63%
Portfolio turnover rate (f)	20%	40%	12%	14%	15%	20%	34%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.03	$0.08	$0.07	**	**	**	**

Class B	Six Months Ended April 30, 2007(c)	Year Ended October 31,		Ten Months Ended October 31,	Year Ended December 31,
	(Unaudited)	2006(c)	2005(c)(e)	2004(c)	2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$13.81	$13.84	$14.19	$14.19	$14.17	$13.50	$13.60

Income (loss) from investment operations:
Net investment income	0.22	0.44	0.43	0.33	0.40	0.43	0.45
Net realized and unrealized gain (loss) on investments	(0.12)	0.05	(0.34)	0.03	0.13	0.70	(0.10)

Total from investment operations	0.10	0.49	0.09	0.36	0.53	1.13	0.35

Less distributions:
Dividends from net investment income	(0.22)	(0.44)	(0.43)	(0.33)	(0.40)	(0.43)	(0.45)
Distributions from realized gains	(0.14)	(0.08)	(0.01)	(0.03)	(0.11)	(0.03)	—

Total dividends and distributions	(0.36)	(0.52)	(0.44)	(0.36)	(0.51)	(0.46)	(0.45)

Redemption fees	—	—	—	—#	—	—	—

Net asset value, end of period	$13.55	$13.81	$13.84	$14.19	$14.19	$14.17	$13.50

Total return (b)†	0.79%	3.59%	0.63%	2.59%	3.78%	8.49%	2.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,933	$3,856	$5,729	$6,712	$7,915	$8,760	$6,939
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%
Before waivers and reimbursements (a)	2.15%	2.22%	2.14%	1.87%	1.88%	1.90%	1.87%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	3.23%	3.23%	3.06%	2.84%	2.80%	3.11%	3.29%
Before waivers and reimbursements (a)	2.72%	2.66%	2.57%	2.62%	2.57%	2.86%	3.07%
Portfolio turnover rate (f)	20%	40%	12%	14%	15%	20%	34%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.03	$0.08	$0.07	**	**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE TAX-EXEMPT INCOME FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2007(c)	Year Ended October 31,			Ten Months Ended October 31,	Year Ended December 31,
	(Unaudited)	2006(c)		2005(c)(e)	2004(c)	2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$13.80	$13.84		$14.19	$14.19	$14.16	$13.49	$13.60

Income (loss) from investment operations:
Net investment income	0.22	0.44		0.43	0.33	0.40	0.43	0.45
Net realized and unrealized gain (loss) on investments	(0.12)	0.04		(0.34)	0.03	0.14	0.70	(0.11)

Total from investment operations	0.10	0.48		0.09	0.36	0.54	1.13	0.34

Less distributions:
Dividends from net investment income	(0.22)	(0.44)		(0.43)	(0.33)	(0.40)	(0.43)	(0.45)
Distributions from realized gains	(0.14)	(0.08)		(0.01)	(0.03)	(0.11)	(0.03)	—

Total dividends and distributions	(0.36)	(0.52)		(0.44)	(0.36)	(0.51)	(0.46)	(0.45)

Redemption fees	—	—		—	— #	—	—	—

Net asset value, end of period	$13.54	$13.80		$13.84	$14.19	$14.19	$14.16	$13.49

Total return (b)†	0.71%	3.59%		0.63%	2.59%	3.88%	8.49%	2.52%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,377	$2,551		$2,827	$3,419	$3,393	$3,767	$1,821
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.65%	1.65%		1.65%	1.65%	1.65%	1.65%	1.65%
Before waivers and reimbursements (a)	2.15%	2.22	%(e)	2.14%	1.87%	1.88%	1.90%	1.87%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	3.21%	3.23%		3.06%	2.84%	2.82%	3.07%	3.28%
Before waivers and reimbursements (a)	2.71%	2.66%		2.57%	2.62%	2.59%	2.82%	3.06%
Portfolio turnover rate (f)	20%	40%		12%	14%	15%	20%	34%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.03	$0.08		$0.07	**	**	**	**

Class Y	Six Months Ended April 30, 2007(c)	Year Ended October 31,			Ten Months Ended October 31,	Year Ended December 31,
	(Unaudited)	2006(c)		2005(c)(e)	2004(c)	2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$13.80	$13.84		$14.19	$14.19	$14.17	$13.49	$13.60

Income (loss) from investment operations:
Net investment income	0.28	0.58		0.57	0.45	0.54	0.57	0.59
Net realized and unrealized gain (loss) on investments	(0.11)	0.04		(0.34)	0.03	0.13	0.71	(0.11)

Total from investment operations	0.17	0.62		0.23	0.48	0.67	1.28	0.48

Less distributions:
Dividends from net investment income	(0.29)	(0.58)		(0.57)	(0.45)	(0.54)	(0.57)	(0.59)
Distributions from realized gains	(0.14)	(0.08)		(0.01)	(0.03)	(0.11)	(0.03)	—

Total dividends and distributions	(0.43)	(0.66)		(0.58)	(0.48)	(0.65)	(0.60)	(0.59)

Redemption fees	—	—		—	— #	—	—	—

Net asset value, end of period	$13.54	$13.80		$13.84	$14.19	$14.19	$14.17	$13.49

Total return (b)	1.21%	4.63%		1.64%	3.45%	4.83%	9.66%	3.56%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$49	$50		$107	$103	$102	$102	$78
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.65%	0.65%		0.65%	0.65%	0.65%	0.65%	0.65%
Before waivers and reimbursements (a)	1.15%	1.22%		1.14%	0.87%	0.88%	0.90%	0.88%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	4.21%	4.21%		4.06%	3.84%	3.82%	4.11%	4.31%
Before waivers and reimbursements (a)	3.71%	3.64%		3.57%	3.62%	3.59%	3.86%	4.08%
Portfolio turnover rate (f)	20%	40%		12%	14%	15%	20%	34%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.03	$0.08		$0.07	**	**	**	**

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

FINANCIAL STATEMENTS — (Concluded)

*	Commencement of Operations.
**	Prior to the year ended October 31, 2005, these ratios and per share amounts were not provided.
#	Per share amount is less than $0.005.
@	Ratio amount is less than 0.005%
†	The total returns for Class A, Class B and Class C do not include sales charges.
(a)	Ratios for periods less than one year are annualized.
(b)	Total return for periods less than one year are not annualized.
(c)	Net investment income and capital changes per share are based on daily average shares outstanding.
(d)	In 2003, 0.21% of the Fund’s total return consisted of a voluntary reimbursement by the investment advisor for a realized investment loss.
(e)	Reflects overall fund ratios adjusted for class specific expenses.
(f)	Portfolio turnover rate for periods less than one year are not annualized.
(g)	The financial highlights for the periods prior to July 29, 2005 (the “merger date”) reflect the per share amounts and ratios of the Enterprise Multi-Cap Growth Fund. All per share amounts prior to the merger date have been adjusted to reflect the conversion ratio applied to the Multi-Cap Growth Fund shares in connection with the merger transaction, as described in the notes to the financial statements.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2007 (Unaudited)

Note 1	Organization and Significant Accounting Policies

AXA Enterprise Funds Trust (“Trust”) is a Delaware trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with sixteen Funds (each a “Fund” and together the “Funds”). The investment manager to each Fund is AXA Equitable Life Insurance Company (“AXA Equitable” or the “Manager”). The day-to-day portfolio management of each Fund is provided by an investment sub-adviser (each an “Adviser”) selected by the Manager.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this involves future claims that may be made against the Trust. However, based on experience, the Trust and management expect that risk of loss to be remote.

During the reporting period, each Fund had four classes of shares outstanding: Class A, Class B, Class C and Class Y. There are an unlimited number of shares with a par value of $0.001 authorized. Under the Trust’s multiple class distribution system, all classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan.

The investment objectives of each Fund are as follows:

AXA Enterprise Capital Appreciation Fund (advised by Marsico Capital Management, LLC) — Maximum capital appreciation.

AXA Enterprise Deep Value Fund (advised by Barrow, Hanley, Mewhinney & Strauss, Inc.) — Total return through capital appreciation with income as a secondary consideration.

AXA Enterprise Equity Fund (advised by TCW Investment Management Company (“TCW”)) — Long-term capital appreciation.

AXA Enterprise Equity Income Fund (advised by Boston Advisors, LLC) — Above average and consistent total return through a combination of growth and income investing.

AXA Enterprise Global Financial Services Fund (advised by AllianceBernstein L.P.) — Capital appreciation.

AXA Enterprise Government Securities Fund (advised by TCW) — Current income and safety of principal.

AXA Enterprise Growth and Income Fund (advised by UBS Global Asset Management (Americas), Inc.) — Total return through capital appreciation with income as a secondary consideration.

AXA Enterprise High-Yield Bond Fund (advised by Caywood-Scholl Capital Management) — Maximum current income.

AXA Enterprise International Growth Fund (advised by Wentworth, Hauser, and Violich, Inc.) — Capital appreciation.

AXA Enterprise Large Cap Growth Fund (advised by Ark Asset Management Co., Inc.) — Capital appreciation.

AXA Enterprise Money Market Fund (advised by The Dreyfus Corporation) — Highest possible level of current income consistent with preservation of capital and liquidity.

AXA Enterprise Short Duration Bond Fund (advised by BlackRock Financial Management, Inc. (“BlackRock Financial”)) — Current income with reduced volatility of principal.

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2007 (Unaudited)

AXA Enterprise Small Company Growth Fund (advised by Eagle Asset Management, Inc.) — Capital appreciation.

AXA Enterprise Small Company Value Fund (advised by GAMCO Asset Management, Inc.) — Maximum capital appreciation.

AXA Enterprise Socially Responsible Fund (advised by Brandywine Global Investment Management, LLC ) — Total return.

AXA Enterprise Tax-Exempt Income Fund (advised by MBIA Capital Management Corp.) — High level of current income exempt from federal income tax, with consideration given to preservation of principal.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and, if the last sale price is not available, then the previous day’s sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees (“Trustees”).

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depository Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2007 (Unaudited)

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices. The AXA Enterprise Money Market Fund values all short-term debt securities at amortized cost.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Trustees.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Fund when the Trust’s Manager deems that the particular event or circumstance would materially affect such Fund’s net asset value.

Distributions of capital gains, if any, from each of the Funds, other than the AXA Enterprise Money Market Fund, are made at least annually. Dividends from net investment income, if any, for all Funds other than the fixed-income Funds (“Fixed-Income Funds” are the AXA Enterprise Government Securities Fund, AXA Enterprise High-Yield Bond Fund, AXA Enterprise Money Market Fund, AXA Short Duration Bond Fund and AXA Enterprise Tax-Exempt Income Fund), are declared and paid at least annually. Dividends from net investment income for the Fixed-Income Funds are declared daily and paid monthly. Dividends from net investment income and any net realized capital gains for the AXA Enterprise Money Market Fund are declared daily and paid or reinvested monthly in additional shares of the AXA Enterprise Money Market Fund at net asset value. Income distributions are paid out at the class level, whereas capital gains are paid out at the Fund level.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount) on debt securities using the effective yield method is accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Expenses attributable to a single Fund or class are charged to that Fund or class. Expenses of the Trust not attributable to a single Fund or class are charged to each Fund or class in proportion to the average net assets of each Fund or other appropriate allocation methods. Custodian fees for the Funds are shown gross of expense offsets, if any, for custodian balance credits on uninvested cash or for credits earned by the Funds under certain directed brokerage arrangements. The Funds may direct certain security trades to brokers who may pay a portion of the commissions for those trades to offset certain expenses of the Funds. These amounts, if any, are reported in the statements of operations.

All income earned and expenses incurred by each Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2007 (Unaudited)

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities - at the valuation date;

(ii)	purchases and sales of investment securities, income and expenses - at the date of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended (“Code”), applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Fund. Therefore, no federal income tax provision is required. Dividends from net investment income are declared and distributed at least annually for all Funds. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Funds to which such gains are attributable. All dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and tax treatments for deferred organization costs, forward foreign currency transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies and straddle transactions. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting (book) purposes but are considered ordinary income for tax purposes. The tax composition of distributed and undistributed income and gains for the years ended October 31, 2006 and October 31, 2005, were as follows:

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NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2007 (Unaudited)

	Year Ended October 31, 2006						Year Ended October 31, 2005
	Distributed Ordinary Income		Distributed Long Term Gains	Accumulated Undistributed Ordinary Income		Accumulated Undistributed Long Term Gains	Distributed Ordinary Income		Distributed Long Term Gains	Accumulated Undistributed Ordinary Income		Accumulated Undistributed Long Term Gains
AXA Enterprise Capital Appreciation Fund	$—		$—	$—		$—	$—		$—	$—		$—
AXA Enterprise Deep Value Fund	2,017,664		3,624,394	582,247		1,826,420	150,723		—	1,879,669		3,624,122
AXA Enterprise Equity Fund	—		—	—		—	—		—	—		—
AXA Enterprise Equity Income Fund	1,850,801		13,090,160	1,761,767		16,818,629	792,905		2,201,642	1,517,252		13,089,905
AXA Enterprise Global Financial Services Fund	593,177		2,537,057	386,657		3,265,403	1,851,689		319,124	592,542		2,536,585
AXA Enterprise Government Securities Fund	8,595,621		—	1,219,451		—	7,571,669		—	1,253,538		—
AXA Enterprise Growth and Income Fund	696,282		—	135,546		—	—		—	650,262		—
AXA Enterprise High-Yield Bond Fund	13,760,365		—	1,303,942		—	13,762,159		—	1,322,147		—
AXA Enterprise International Growth Fund	213,309		—	—		—	108,463		—	213,123		—
AXA Enterprise Large Cap Growth Fund	70,236		2,193,719	—		—	—		—	—		2,193,129
AXA Enterprise Money Market Fund	4,995,525		—	520,212		400	4,845,635		—	319,372		—
AXA Enterprise Short Duration Bond Fund	1,789,247		—	188,059		—	898,472		—	126,912		—
AXA Enterprise Small Company Growth Fund	—		6,072,224	—		6,247,261	—		—	—		6,072,033
AXA Enterprise Small Company Value Fund	—		23,053,111	5,243,280		57,713,947	—		8,271,528	—		23,052,259
AXA Enterprise Socially Responsible Fund	—		—	1,150,964		3,042,850	29,410		—	—		—
AXA Enterprise Tax- Exempt Income Fund	856,771	#	153,834	79,934	**	221,900	1,017,074	*	27,154	7,496	**	153,774

*	$1,009,408 of the $1,017,074 distributed ordinary is tax-exempt.
**	The stated amount is 100% tax-exempt.
#	$849,060 of the $856,771 distributed ordinary is tax-exempt.

Fees Paid Indirectly:

For all Funds, the Trustees have approved the payment of certain expenses using brokerage service arrangements. These payments are reflected on the Statements of Operations. For the six months ended April 30, 2007, several Funds reduced expenses under these arrangements as follows:

Fund	Amount
AXA Enterprise Capital Appreciation Fund	$10,183
AXA Enterprise Deep Value Fund	6,789
AXA Enterprise Equity Fund	13,418
AXA Enterprise Global Financial Services Fund	1,146
AXA Enterprise Growth and Income Fund	11,564
AXA Enterprise International Growth Fund	34,420
AXA Enterprise Large Cap Growth Fund	18,407
AXA Enterprise Small Company Growth Fund	26,753
AXA Enterprise Small Company Value Fund	65,236
AXA Enterprise Socially Responsible Fund	3,394

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NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2007 (Unaudited)

Securities Lending:

For all Funds, the Trustees have approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank N.A. (“JPMorgan”), acting as lending agent, to certain approved broker-dealers, in exchange for negotiated lenders’ fees. By lending investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Fund securities will be continuously secured by collateral in cash or high grade and liquid debt securities at least equal at all times to the market value of the security loaned. The securities loaned are marked to market on a daily basis to ensure the collateral is sufficient. JPMorgan will indemnify each Fund from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Funds and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income.

Illiquid Securities:

At times, the Funds may hold, up to their SEC or prospectus defined limitations, illiquid securities that they may not be able to sell at their current fair value price. Although it is expected that the fair value represents the current realizable value on disposition of such securities, there is no guarantee that the Funds will be able to do so. In addition, the Funds may incur certain costs related to the disposition of such securities. Any securities the investment manager has deemed to be illiquid have been denoted as such in the Portfolios of Investments.

Repurchase Agreements:

Certain Funds may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Fund, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one business day) and price. Each repurchase agreement entered into by a Fund will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Fund’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund could suffer a loss.

Options Written:

Certain Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds may purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above

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NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2007 (Unaudited)

the exercise price should the market price of the underlying security increase. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

Certain Funds may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Fund owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. The Fund will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Fund’s net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. Certain Funds may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Funds’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade.

Certain Funds may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Fund’s other assets. Where such

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2007 (Unaudited)

purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner; however, during the commitment period, these investments earn no interest or dividends.

Certain Funds may purchase foreign currency on a spot (or cash) basis. In addition, certain Funds may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Fund securities (“transaction hedging”) and to protect the value of specific Fund positions (“position hedging”). The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Funds may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Fund will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Fund will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swaps agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. None of the Funds had swap contracts outstanding at April 30, 2007.

Inflation Indexed Bonds:

Certain Funds may purchase inflation-indexed bonds which are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Over the life of the bond, interest will be paid based on a principal value adjusted for inflation. Any increase in the principal value is considered interest income, even though the Fund will not receive the principal until sold or until maturity.

Dollar Roll Transactions:

Certain Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Fund of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the similar securities. None of the Funds had dollar roll transactions outstanding at April 30, 2007.

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2007 (Unaudited)

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Fund at the contract price, which could be disadvantageous relative to the market price. The Fund bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Fund’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions, there is no daily margin settlement and the Fund is exposed to the risk of default by the counterparty.

Special Valuation/Concentration Risks:

Foreign denominated assets, if any, held by the Funds, may involve risks not typically associated with domestic transactions including, but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of economic instability.

As part of their investment program, certain Funds may invest in collateralized mortgage obligations (“CMOs”). Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the Funds invest, the investment may be subject to a greater valuation risk due to prepayment than other types of mortgage-related securities.

The high-yield securities in which certain Funds may invest may be considered speculative in regard to the issuer’s continuing ability to meet principal and interest payments. The value of the lower rated securities in which the Funds may invest will be affected by the creditworthiness of individual issuers, general economic and specific industry conditions and will generally fluctuate inversely with changes in interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to a Fund, positive or negative, than if such Fund did not concentrate its investments in such sectors.

Certain securities held by the Funds are valued on the basis of a price provided by a single market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold.

Note 2	Management of the Trust

The Funds are charged investment advisory fees by the Manager for furnishing advisory and administrative services. The advisory fees are equal to the following annual percentages of average daily net assets for each Fund:

Fund	Management Fees
	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
AXA Enterprise Capital Appreciation Fund	0.730%	0.705%	0.680%	0.655%	0.630%
AXA Enterprise Deep Value Fund	0.730%	0.705%	0.680%	0.655%	0.630%
AXA Enterprise Equity Fund	0.730%	0.705%	0.680%	0.655%	0.630%
AXA Enterprise Equity Income Fund	0.730%	0.705%	0.680%	0.655%	0.630%

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2007 (Unaudited)

Fund	Management Fees
	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
AXA Enterprise Global Financial Services Fund	0.830%	0.805%	0.780%	0.755%	0.730%
AXA Enterprise Government Securities Fund	0.580%	0.555%	0.530%	0.505%	0.480%
AXA Enterprise Growth and Income Fund	0.730%	0.705%	0.680%	0.655%	0.630%
AXA Enterprise High-Yield Bond Fund	0.600%	0.575%	0.550%	0.525%	0.500%
AXA Enterprise International Growth Fund	0.830%	0.805%	0.780%	0.755%	0.730%
AXA Enterprise Large Cap Growth Fund	0.730%	0.705%	0.680%	0.655%	0.630%
AXA Enterprise Money Market Fund	0.330%	0.305%	0.280%	0.255%	0.230%
AXA Enterprise Short Duration Bond Fund	0.430%	0.405%	0.380%	0.355%	0.330%
AXA Enterprise Small Company Growth Fund	0.980%	0.955%	0.930%	0.905%	0.880%
AXA Enterprise Small Company Value Fund	0.730%	0.705%	0.680%	0.655%	0.630%
AXA Enterprise Socially Responsible Fund	0.880%	0.855%	0.830%	0.805%	0.780%
AXA Enterprise Tax-Exempt Income Fund	0.480%	0.455%	0.430%	0.405%	0.380%

Note 3	Administrative Fees

Pursuant to a Mutual Funds Service Agreement, AXA Equitable provides the Trust with certain fund accounting and compliance services. For these services, the Trust pays AXA Equitable a fee at an annual rate for each Fund of 0.055% of total average daily net assets.

Pursuant to a sub-administration arrangement with AXA Equitable, J.P. Morgan Investors Services Co. (“Sub-administrator”) provides the Trust with certain administrative services, including monitoring of fund compliance and fund accounting services.

Note 4	Custodian Fees

JPMorgan Chase Bank N.A. (“JPMorgan”), an affiliate of JP Morgan Worldwide Securities Services, serves as custodian of the Funds’ portfolio securities and other assets under a Custody Agreement. The Custody Agreement provides for fees based on the amount of transactions and the asset holdings of the Funds. Under the terms of the Custody Agreement between the Trust and JPMorgan, JPMorgan maintains cash, securities and other assets of the Funds. JPMorgan is also required, upon the order of the Trust, to deliver securities held by JPMorgan, and make payments for securities purchased by the Trust. JPMorgan has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

Note 5	Transfer Agent Fees

Boston Financial Data Services (“BFDS”) serves as the transfer agent for the Trust. BFDS provides shareholder services for the Trust. Transfer agent fees are based on per account charges, assets and other out of pocket expenses. Additional sub-transfer agent fees may be paid by the Funds to administrators of omnibus accounts, and have been included in transfer agent fees on the statements of operations.

Note 6	Distribution Plan

Enterprise Fund Distributors, Inc., (the “Distributor”) an indirect wholly-owned subsidiary of Enterprise Capital Management (“ECM”), serves as the principal underwriter for shares of the Trust. The

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NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2007 (Unaudited)

Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a Distributor’s Agreement and Plan of Distribution (the “Plan”). The Plan provides that each Fund, (except AXA Enterprise Short Duration Bond Fund and AXA Enterprise Money Market Fund) pay an annual distribution fee, accrued daily and payable monthly, of 0.45% of its average daily net assets for Class A shares and 1.00% for Class B shares and Class C shares. Class Y shares are not included in the Plan and the Funds pay no distribution fees with respect to those shares. The AXA Enterprise Short Duration Bond Fund’s distribution fees are 0.25%, 1.00% and 1.00%, respectively, for its Class A, B and C shares. The AXA Enterprise Money Market Fund pays no distribution fees.

The Distributor uses its distribution fee from the Trust to pay expenses on behalf of the Trust related to the distribution and servicing of its shares. These expenses include a distribution fee to securities dealers that enter into a sales agreement with the Distributor. For the six months ended April 30, 2007, the Distributor incurred approximate distribution fees of $538,965 payable to AXA Advisors LLC.

For the six months ended April 30, 2007, the portions of the sales charges paid to AXA Advisors LLC, a wholly-owned subsidiary of AXA Financial, Inc. and affiliates of AXA Equitable and ECM, were $382,553.

Excluding the AXA Enterprise Money Market Fund, the Distributor received sales charges on each Fund’s Class A shares and the proceeds of contingent deferred sales charges paid by the investor in connection with certain redemptions of each Fund’s Class B and Class C shares. The Distributor has advised the Funds that for the six months ended April 30, 2007, the proceeds retained from sales and redemptions are as follows:

	Class A		Class B	Class C
	Front End sales charge	Contingent deferred sales charge	Contingent deferred sales charge	Contingent deferred sales charge
AXA Enterprise Capital Appreciation Fund	$780	$5,390	$115,093	$12,484
AXA Enterprise Deep Value Fund	—	644	16,350	1,084
AXA Enterprise Equity Fund	368	989	55,795	1,343
AXA Enterprise Equity Income Fund	—	2,753	51,105	2,247
AXA Enterprise Global Financial Services Fund	—	10,942	12,863	1,896
AXA Enterprise Government Securities Fund	138	1,959	67,995	983
AXA Enterprise Growth and Income Fund	433	4,368	55,864	2,334
AXA Enterprise High-Yield Bond Fund	278	1,161	57,888	1,826
AXA Enterprise International Growth Fund	15,228	2,682	39,593	47,678
AXA Enterprise Large Cap Growth Fund	272	1,993	47,135	743
AXA Enterprise Money Market Fund	—	821	35,308	962
AXA Enterprise Short Duration Bond Fund	27	842	6,721	676
AXA Enterprise Small Company Growth Fund	238	3,091	43,470	1,943
AXA Enterprise Small Company Value Fund	737	8,963	153,458	7,634
AXA Enterprise Socially Responsible Fund	2	193	4,413	423
AXA Enterprise Tax-Exempt Income Fund	10	—	13,453	1

Sales loads and contingent deferred sales charges imposed on purchases and redemptions of Fund shares are retained by the Trust’s Distributors and do not represent expenses or income of the Funds.

Note 7	Redemption Fees

The Trust charges a 2% redemption fee on non-Money Market Fund exchanges or redemptions done within one month of a purchase or exchange. These redemption fees are collected and retained by the affected Fund for the benefit of the remaining shareholders and are recorded by the Fund as paid in

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2007 (Unaudited)

capital. For the six months ended April 30, 2007, redemption fees charged and collected by the Funds were as follows:

	Class A	Class B	Class C	Class Y
AXA Enterprise Capital Appreciation Fund	$3,423	$420	$—	$67
AXA Enterprise Deep Value Fund	1,519	—	106	—
AXA Enterprise Equity Fund	—	6	63	—
AXA Enterprise Equity Income Fund	163	251	160	—
AXA Enterprise Global Financial Services Fund	394	—	—	—
AXA Enterprise Government Securities Fund	1,669	—	—	—
AXA Enterprise Growth and Income Fund	—	1,093	—	—
AXA Enterprise High-Yield Bond Fund	172	—	—	—
AXA Enterprise International Growth Fund	2,436	534	470	690
AXA Enterprise Large Cap Growth Fund	61	5	—	—
AXA Enterprise Short Duration Bond Fund	866	—	—	—
AXA Enterprise Small Company Growth Fund	912	—	—	—
AXA Enterprise Small Company Value Fund	3,445	71	397	—
AXA Enterprise Socially Responsible Fund	—	—	—	—
AXA Enterprise Tax-Exempt Income Fund	—	—	—	—

Note 8	Expense Limitation

Pursuant to a contract, AXA Equitable has agreed to make payments or waive its fees to limit the expenses of each Fund through February 28, 2008 (“Expense Limitation Agreement”). AXA Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments and waivers are reimbursed within three years of the payment or waiver being made and the combination of the Fund’s expense ratio and such reimbursements do not exceed the Fund’s expense ratio cap. If the actual expense ratio is less than the expense cap and AXA Equitable has recouped any eligible previous payments and waivers made, the Fund will be charged such lower expenses. The expenses for each Fund were limited to the following, based on annual average daily net assets:

	Class A	Class B	Class C	Class Y
AXA Enterprise Capital Appreciation Fund	1.75%	2.30%	2.30%	1.30%
AXA Enterprise Deep Value Fund	1.50%	2.05%	2.05%	1.05%
AXA Enterprise Equity Fund	1.60%	2.15%	2.15%	1.15%
AXA Enterprise Equity Income Fund	1.50%	2.05%	2.05%	1.05%
AXA Enterprise Global Financial Services Fund	1.75%	2.30%	2.30%	1.30%
AXA Enterprise Government Securities Fund	1.25%	1.80%	1.80%	0.80%
AXA Enterprise Growth and Income Fund	1.50%	2.05%	2.05%	1.05%
AXA Enterprise High-Yield Bond Fund	1.30%	1.85%	1.85%	0.85%
AXA Enterprise International Growth Fund	1.85%	2.40%	2.40%	1.40%
AXA Enterprise Large Cap Growth Fund	1.60%	2.15%	2.15%	1.15%
AXA Enterprise Money Market Fund	0.70%	0.70%	0.70%	0.70%
AXA Enterprise Short Duration Bond Fund	0.90%	1.65%	1.65%	0.65%
AXA Enterprise Small Company Growth Fund	1.65%	2.20%	2.20%	1.20%
AXA Enterprise Small Company Value Fund	1.75%	2.30%	2.30%	1.30%
AXA Enterprise Socially Responsible Fund	1.75%	2.30%	2.30%	1.30%
AXA Enterprise Tax-Exempt Income Fund	1.10%	1.65%	1.65%	0.65%

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2007 (Unaudited)

During the six months ended April 30, 2007, the Manager received a total of $110,153 in reimbursement for all the Funds in the Trust. As of April 30, 2007, under the Expense Limitation Agreement, the amount that would be recoverable from each Fund is as follows:

	Amount Eligible through				Total Eligible for Reimbursement
	2007	2008	2009	2010
AXA Enterprise Capital Appreciation Fund	$—	$—	$—	$—	$—
AXA Enterprise Deep Value Fund	25,407	191,810	162,183	116,501	495,901
AXA Enterprise Equity Fund	25,574	240,388	189,836	150,786	606,584
AXA Enterprise Equity Income Fund	51,250	376,675	282,369	128,229	838,523
AXA Enterprise Global Financial Services Fund	11,463	175,777	64,942	57,474	309,656
AXA Enterprise Government Securities Fund	123,191	878,741	759,905	253,121	2,014,958
AXA Enterprise Growth and Income Fund	78,315	628,620	536,558	209,234	1,452,727
AXA Enterprise High-Yield Bond Fund	43,922	375,571	289,352	174,722	883,567
AXA Enterprise International Growth Fund	—	82,173	59,636	1,585	143,394
AXA Enterprise Large Cap Growth Fund	7,258	289,417	339,177	219,928	855,780
AXA Enterprise Money Market Fund	—	566,283	538,723	194,383	1,299,389
AXA Enterprise Short Duration Bond Fund	36,368	205,408	158,847	79,633	480,256
AXA Enterprise Small Company Growth Fund	66,905	622,367	571,706	276,311	1,537,289
AXA Enterprise Small Company Value Fund	—	—	—	—	—
AXA Enterprise Socially Responsible Fund	15,279	162,040	90,493	52,082	319,894
AXA Enterprise Tax-Exempt Income Fund	19,320	145,214	136,377	52,561	353,472

Note 9	Trustees Deferred Compensation Plan

A deferred compensation plan (the “Plan”) for the benefit of the Independent Trustees has been adopted by the Trust. Under the Plan, each Trustee may defer payment of all or part of the fees payable for such Trustee’s services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the Plan, together with accrued earnings thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee. At April 30, 2007, the total amount owed to the Trustees participating in the Plan was $138,787.

Note 10	Transactions with Affiliates

At April 30, 2007, AXA Equitable and its subsidiaries and affiliates held investments in each of the Funds as follows:

Percentage of Ownership
AXA Enterprise Capital Appreciation Fund	4.7%
AXA Enterprise Deep Value Fund	16.3
AXA Enterprise Equity Fund	6.0
AXA Enterprise Equity Income Fund	9.6
AXA Enterprise Government Securities Fund	8.5
AXA Enterprise High-Yield Bond Fund	1.4
AXA Enterprise International Growth Fund	8.6
AXA Enterprise Large Cap Growth Fund	0.2
AXA Enterprise Short Duration Bond Fund	47.5

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2007 (Unaudited)

Percentage of Ownership
AXA Enterprise Small Company Growth Fund	4.7%
AXA Enterprise Small Company Value Fund	2.6
AXA Enterprise Socially Responsible Fund	4.3
AXA Enterprise Tax Exempt Income Fund	0.2

Shares of some of the Funds are held by the AXA Enterprise Allocation Funds of the AXA Enterprise Multimanager Funds Trust, an entity also advised by AXA Equitable. The AXA Enterprise Allocation Funds invest exclusively in shares of other mutual funds managed by the Manager. The following table represents the percentage of ownership that each AXA Allocation Fund has in the underlying investment companies net assets as of April 30, 2007.

Funds:	AXA Enterprise Conservative Allocation	AXA Enterprise Moderate Allocation	AXA Enterprise Moderate-Plus Allocation	AXA Enterprise Aggressive Allocation
AXA Enterprise Capital Appreciation Fund	0.04%	0.49%	3.09%	1.03%
AXA Enterprise Deep Value Fund	0.34	2.03	10.31	3.58
AXA Enterprise Equity Fund	0.03	0.59	4.79	0.59
AXA Enterprise Equity Income Fund	0.21	0.98	6.49	1.73
AXA Enterprise Government Securities Fund	0.77	1.54	5.78	0.42
AXA Enterprise High-Yield Bond Fund	0.40	0.97	—	—
AXA Enterprise International Growth Fund	0.11	1.21	5.05	2.20
AXA Enterprise Short Duration Bond Fund	6.57	13.52	27.26	—
AXA Enterprise Small Company Growth Fund	—	0.65	2.97	1.08
AXA Enterprise Small Company Value Fund	—	0.24	1.74	0.42

Note 11	Character Adjustment

Subsequent to the close of the fiscal year ended October 31, 2006, the AXA Enterprise Small Company Value Fund became aware of a change in the character of a distribution made by one of the Fund’s portfolio securities in the prior fiscal year. The components of net assets on the Statement of Assets and Liabilities reflect the following reclassification related to this distribution:

	Overdistributed Net Investment Income	Accumulated Net Realized Gain	Unrealized Appreciation
AXA Enterprise Small Company Value Fund	$(3,474,000)	$1,066,684	$2,407,316

These adjustments had no impact on the net assets of the Fund.

Note 12	New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for financial statements in the first fiscal period beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Concluded)

April 30, 2007 (Unaudited)

Trust has recently begun to evaluate the application of the Interpretation to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds’ financial statements.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Trust is currently evaluating the impact the adoption of SFAS 157 will have on the Funds’ financial statement disclosures.

Note 13	Estimated Loss Contingency

During 2003, the Enron Corp. bankruptcy court sought to recoup proceeds from the AXA Enterprise Money Market Fund’s $1,182,379 early disposition of Enron Corp. commercial paper in 2001. In 2003, based upon current available information, the Fund recorded an estimated loss contingency of $886,784, which is reflected on the Statement of Assets and Liabilities as a component of accrued expenses. ECM has reimbursed the Fund to cover the estimated loss. The net result had no effect on the Fund’s net assets or Net Asset Value. As of April 30, 2007, no cash disbursements have been required to be paid to the bankruptcy court.

Note 14	Subsequent Events

AXA Financial, Inc., the parent company of AXA Equitable, the adviser for the Trust, has entered into an agreement with Goldman Sachs Asset Management, L.P., to reorganize certain assets of its retail mutual fund business.

Current shareholders of the AXA Enterprise Global Financial Services Fund and AXA Enterprise Socially Responsible Fund are not affected by this agreement or the fund reorganizations.

In connection with the agreement, in December 2006, the Board of Trustes of the Trust approved the reorganization of the following funds into corresponding funds advised by Goldman Sachs Asset Management, L.P. Subsequently, shareholders approved the reorganizations for the following funds as set forth below. The reorganizations took place after the close of business on June 22, 2007.

AXA Enterprise Fund	Goldman Sachs Fund
AXA Enterprise Capital Appreciation Fund	Goldman Sachs Structured U.S. Equity Fund
AXA Enterprise Deep Value Fund	Goldman Sachs Large Cap Value Fund
AXA Enterprise Equity Fund	Goldman Sachs Structured Large Cap Growth Fund
AXA Enterprise Equity Income Fund	Goldman Sachs Growth and Income Fund
AXA Enterprise Growth and Income Fund	Goldman Sachs Growth and Income Fund
AXA Enterprise International Growth Fund	Goldman Sachs Strategic International Equity Fund
AXA Enterprise Large Cap Growth Fund	Goldman Sachs Capital Growth Fund
AXA Enterprise Small Company Growth Fund	Goldman Sachs Structured Small Cap Growth Fund
AXA Enterprise Small Company Value Fund	Goldman Sachs Structured Small Cap Value Fund
AXA Enterprise Government Securities Fund	Goldman Sachs Government Income Fund
AXA Enterprise High-Yield Bond Fund	Goldman Sachs High Yield Fund
AXA Enterprise Short Duration Bond Fund	Goldman Sachs Enhanced Income Fund
AXA Enterprise Tax-Exempt Income Fund	Goldman Sachs Municipal Income Fund
AXA Enterprise Money Market Fund	Goldman Sachs Institutional Liquid Assets Prime Obligations Portfolio

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board has the responsibility for the overall management of the Trust and the Funds, including general supervision and review of the investment activities and their conformity with Delaware law and the stated policies of the Funds. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupation during the last five years, and other information are shown below.

The Trustees and Officers

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustee
Steven M. Joenk* 1290 Avenue of the Americas, New York, New York (48)	Trustee, Chairman, President and Chief Executive Officer	From January 2005 to present	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s Funds Management Group; since 2004, Chairman and President of Enterprise Capital Management, Inc., Co-Chairman of Enterprise Funds Distributor, Inc. and a director of 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Correlagem de Seguros Ltd. (Brazil).	111	None

Independent Trustees
Theodossios Athanassiades c/o AXA Enterprise Funds Trust 1290 Avenue of the Americas New York, New York (68)	Trustee	From January 2005 to present	Retired. 1996, Vice- Chairman, and 1993 to 1995, President and Chief Operating Officer Metropolitan Life Insurance Company.	78	None

Jettie M. Edwards c/o AXA Enterprise Funds Trust 1290 Avenue of the Americas New York, New York (60)	Trustee	From January 2005 to present	Retired. From 1986 to 2001, Partner and Consultant, Syrus Associates (business and marketing consulting firm).	78	From 1997 to present, Director, Old Mutual Advisor Funds II (18 portfolios); from 1997 to present, Director, Old Mutual Insurance Series Fund (8 portfolios).

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees (Continued)
David W. Fox c/o AXA Enterprise Funds Trust 1290 Avenue of the Americas New York, New York (75)	Lead Independent Trustee	From January 2005 to present	Retired. From 1989 to 2000, Public Governor and from 1996-2000 Chairman of the Chicago Stock Exchange. From 1990-1995, Chairman and Chief Executive Officer, Northern Trust Company.	78	From 2004 to present, Director, Miami Corporation; from 1987 to present, Director of USG Corporation.

William M. Kearns, Jr. c/o AXA Enterprise Funds Trust 1290 Avenue of the Americas New York, New York (71)	Trustee	From January 2005 to present	Retired. From 1994 to present, President, W.M. Kearns & Co., Inc. (private investment company); from 2002 to May 2007, Chairman and from 1998 to 2002, Vice Chairman, Keefe Managers, Inc. (money management firm).	78	From 1975 to present, Director, Selective Insurance Group, Inc.; from 1991 to present, Director, Transistor Devices, Inc. From 1999 to present, Advisory Director, Proudfoot PLC (N.A.) (consulting firm). From 2001 to present, Advisory Director, Gridley & Company LLC. From 2002 to present, Director, United States Shipping Corp.

Christopher P.A. Komisarjevsky c/o AXA Enterprise Funds Trust 1290 Avenue of the Americas New York, New York (62)	Trustee	From January 2005 to present	From 2006 to present, Senior Counselor for APCO Worldwide® and a member of its International Advisory Counsel. From 1998 to December 2004, President and Chief Executive Officer, Burson-Marsteller Worldwide (public relations). From 1996 to 1998, President and Chief Executive Officer, Burson-Marsteller U.S.A.	78	None

Harvey Rosenthal c/o AXA Enterprise Funds Trust 1290 Avenue of the Americas New York, New York (64)	Trustee	From January 2005 to present	Retired. From 1997 to 2005, Consultant/Director. From 1994 to 1996, President and Chief Operating Officer of CVS Corporation.	78	From 1997 to present, Director, LoJack Corporation

Gary S. Schpero c/o AXA Enterprise Funds Trust 1290 Avenue of the Americas New York, New York (53)	Trustee	From January 2005 to present	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of the Investment Management and Investment Company Practice Group.	78	None

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Steven M. Joenk 1290 Avenue of the Americas, New York, New York (48)	Trustee, Chairman, President and Chief Executive Officer	From January 2005 to present	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s Funds Management Group; since 2004, Chairman and President of Enterprise Capital Management, Inc., Co-Chairman of Enterprise Funds Distributor, Inc. and a Director of 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Correlagem de Seguros Ltd. (Brazil).

Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York (51)	Vice President, Secretary	From January 2005 to present	From May 2003 to present, Vice President and Associate General Counsel, AXA Financial and AXA Equitable; July 1999 to May 2003, Vice President and Counsel, AXA Financial and AXA Equitable.

Brian E. Walsh, 1290 Avenue of the Americas, New York, NY (38)	Chief Financial Officer and Treasurer	From June 2007 to present	From January 2005 to May 2007, Vice President and Controller of the Trust; from February 2003 to present, Vice President of AXA Financial and AXA Equitable; from January 2001 to February 2003, Assistant Vice President of AXA Financial and AXA Equitable; from December 1999 to January 2001, Senior Fund Administrator of AXA Financial and AXA Equitable.

Mary E. Cantwell 1290 Avenue of the Americas, New York, New York (45)	Vice President	From January 2005 to present	From February 2001 to present, Vice President, AXA Financial; from July 2004 to present, Director of Enterprise Capital Management, Inc.

Alwi Chan, 1290 Avenue of the Americas, New York, NY (32)	Vice President	From June 2007 to present	From May 2007 to present, Vice President, AXA Financial and AXA Equitable; from November 2005 to May 2007, Assistant Vice President, AXA Financial and AXA Equitable; from December 2002 to November 2005, Senior Investment Analyst of AXA Equitable; from June 1999 to November 2002, Senior Financial Analyst of AXA Equitable.

James D. Kelly, 1290 Avenue of the Americas, New York, NY (38)	Controller	From June 2007 to present	From March 2006 to present, Assistant Vice President of AXA Financial and AXA Equitable; from July 2005 to February 2006, Assistant Treasurer, Lord Abbett & Co.; from July 2002 to June 2005, Director, Prudential Investments.

Carla Price, 1290 Avenue of the Americas, New York, NY (30)	Assistant Controller	From March 2007 to present	From February 2004 to present, Assistant Vice President of AXA Financial and AXA Equitable; from January 2003 to February 2004, Mutual Fund Manager of AXA Financial and AXA Equitable; from October 2000 to January 2003, Senior Fund Administrator of AXA Financial and AXA Equitable.

Joseph J. Paolo 1290 Avenue of the Americas, New York, New York (36)	Chief Compliance Officer	From May 2007 to present	From December 2005 to May 2007, Vice President of the Trust; from August 2005 to present, Vice President, AXA Financial and AXA Equitable and Deputy Chief Compliance Officer of AXA Financial’s Funds Management Group; from March 2004 to September 2005, Vice President, AXA Financial and AXA Equitable and Compliance Officer, AXA Funds Management Group; from May 2002 to March 2004, Compliance Director and Assistant Vice President, AXA Financial and AXA Equitable; from February 2001 to May 2002, Compliance Officer, AXA Financial and AXA Equitable.

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers (Continued)
Patricia A. Cox 1290 Avenue of the Americas, New York, New York (48)	Vice President and Anti-Money Laundering Compliance Officer	From November 2005 to present	From September 2001 to present, Senior Vice President of Operations for Enterprise Funds Distributors, Inc.

William MacGregor 1290 Avenue of the Americas New York, New York (31)	Vice President and Assistant Secretary	From September 2006 to present	From May 2007 to present, Assistant Vice President and Counsel and from May 2006 to May 2007, Counsel of AXA Equitable; from March 2005 to April 2006, Associate Attorney, Sidley Austin LLP; from September 2003 to February 2005, Contract Attorney, Prudential Financial, Inc.; from September 2000 to April 2002, Associate Attorney, Zack Kosnitzky P.A.

Jeremy Dardick 1290 Avenue of the Americas New York, New York (31)	Vice President and Assistant Secretary	From September 2006 to present	From February 2006 to present, Counsel of AXA Equitable; from September 2004 to January 2006, Associate Attorney, Kaye Scholer LLP; from September 2001 to May 2004, Student, University of Michigan Law School.

Paraskevou Charalambous 1290 Avenue of the Americas New York, New York (44)	Assistant Secretary	From November 2005 to present	From March 2000 to present, Senior Legal Assistant for AXA Equitable.

David Shagawat 1290 Avenue of the Americas, New York, New York (32)	Assistant Anti-Money Laundering Compliance Officer	From November 2005 to present	From August 2005 to present, Associate Compliance Officer, AXA Equitable; from June 2004 to August 2005, Fiduciary Oversight Analyst, Citigroup Asset Management; from April 2002 to June 2004, Project Manager, AllianceBernstein LP; from January 1999 to April 2002, Business Analyst, Alliance Bernstein LP.

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

PROXY VOTING INFORMATION (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-800-432-4320 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2006 is available (i) on the Funds’ website at www.axaenterprise.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY FUND HOLDINGS INFORMATION (UNAUDITED)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov and may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	The registrant’s code of ethics required by Item 2 – not required.

(a)(2)	Certifications required by Item 11(a)(2) are filed herewith.

(a)(3)	Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – not applicable.

(b)	Certifications required by Item 11(b) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Enterprise Funds Trust

/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
June 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
June 30, 2007

/s/ Brian Walsh
Brian Walsh
Chief Financial Officer
June 30, 2007